Registration No. 333-17671
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                        POST-EFFECTIVE AMENDMENT NO. 3 TO


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


       SEPARATE ACCOUNT FP
                of
     THE EQUITABLE LIFE ASSURANCE               Edward D. Miller, President
        SOCIETY OF THE UNITED STATES     The Equitable Life Assurance Society of
      (Exact Name of Trust)                         the United States
     THE EQUITABLE LIFE ASSURANCE             1290 Avenue of the Americas
      SOCIETY OF THE UNITED STATES             New York, New York 10104
       (Exact Name of Depositor)         (Name and Address of Agent for Service)
      1290 Avenue of the Americas
       New York, New York 10104
  (Address of Depositor's Principal
        Executive Offices)


                     ---------------------------------------

              Telephone Number, Including Area Code: (212) 554-1234

                    ----------------------------------------

                  Please send copies of all communications to:

     BETH N. LOWSON, ESQ.                           with a copy to:
The Equitable Life Assurance                   Thomas C. Lauerman, Esq.
Society of the United States               Freedman, Levy, Kroll & Simonds
1290 Avenue of the Americas           1050 Connecticut Avenue, N.W., Suite 825
New York, New York 10104                       Washington, D.C. 20036


                    ----------------------------------------

      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):


_____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X__ on (April 30, 1999) pursuant to paragraph (b) of Rule 485

_____ 60 days after filing pursuant to paragraph (a) of Rule 485

_____ on (           ) pursuant to paragraph (a) of Rule 485

The Equitable Life Assurance Society
Of the United States

Variable Life Insurance Policies

IL Protector(R)
IL Coli
Incentive Life Plus(R)
Survivorship 2000
Special Offer Policy
Incentive Life 2000
Champion 2000
Incentive Life

PROSPECTUS SUPPLEMENT DATED MAY 1, 1999

--------------------------------------------------------------------------------

This supplement updates certain information in the most recent prospectus you received for your Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.*

NEW INVESTMENT OPTIONS. Beginning June 4, 1999, you will have two new investment options (Funds) available under your policy:

      o    EQ/Alliance Premier Growth
      o    MFS Growth with Income

See the EQ Advisors Trust prospectus attached to this supplement for more information about these Funds.

EQUITABLE. The information under the heading "Equitable" in your prospectus is updated as follows:

EQUITABLE. We are The Equitable Life Assurance Society of the United States (Equitable or Equitable Life), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of The Equitable Companies Incorporated (Equitable Companies), whose majority shareholder is AXA, a French holding company for an international group of insurance and related financial services companies. As a majority shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the policies. During 1999, Equitable Companies plans to change its name to AXA Financial, Inc.

Equitable Companies and its consolidated subsidiaries managed approximately $347.5 billion in assets as of December 31, 1998. For more than 100 years we have been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.


--------------------------------------
* The dates of such prior prospectuses and supplements are listed for your information in Appendix C to this supplement. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.


   Copyright 1999 The Equitable Life Assurance Society of the United States.
       All rights reserved. IL Protector(R) and Incentive Life Plus(R) are registered service marks of The Equitable Life Assurance Society of the United States.

--------------------------------------------------------------------------------

HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the portfolios, you can contact us

BY MAIL:
at the Post Office Box for our
Administrative Office specified in your
policy.

BY E-MAIL:  life-service@ equitable.com

BY EXPRESS DELIVERY:
At the Street Address for our
Administrative Office:
Equitable Life National Operations Center
10840 Ballantine Parkway
Charlotte, N.C. 28277

BY FAX:  1-704-540-9714

BY TOLL-FREE PHONE: 1-888-855-5100
(automated system available weekdays 7 AM to 9 PM, Eastern Time; customer service representative available weekdays
8 AM to 9 PM, Eastern Time)

BY INTERNET: Our web site (www.equitable.com) can also provide information; some of the forms listed below are available for you to print out through our web site.

We require that the following types of communications be on specific forms we provide for that purpose:

     (1)  request for automatic transfer service; and

     (2)  authorization for telephone transfers.

We also have specific forms that we recommend you use for the following:

     (a)  policy surrenders;
     (b)  address changes;
     (c)  beneficiary changes;
     (d)  transfers between investment options; and
     (e)  changes in allocation percentages for premiums and deductions.

Except for properly authorized telephone transactions, any notice or request that does not use our standard form must be in writing dated and signed by you and should also specify your name, the insured person's name (if different), your policy number, and adequate details about the notice you wish to give or other action you wish us to take. For information about transaction requests you can make by phone, see "Telephone Requests" below. We may require you to return your policy to us before we make certain policy changes that you request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners both must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests and notices to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

TELEPHONE REQUESTS. If you are both the sole owner and an insured person under your policy, you may call 1-888-855-5100 (toll free) from a touch tone phone to make the following types of requests:

        o  policy loans           o  changes of premium allocation percentages
        o  changes of address     o  transfers among investment options (Funds)

If you are not both an insured person and the owner, you may sign a telephone transfer authorization form and send it to us. Once we have the form on file, we will provide you with a toll-free telephone number to make transfers.

We allow only one request for telephone transfers each day (although that request can cover multiple transfers), and we will not allow you to revoke a telephone transfer. If you are unable to reach us by telephone, you should send a written transfer request to our Administrative Office.

All telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions. If we do not employ reasonable procedures to confirm the genuineness of telephone instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone instructions that we reasonably believe to be genuine.

Any telephone transaction request that you make after the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone request. If this occurs, you should submit a written transactions request to our Administrative Office. We reserve the right to discontinue telephone transactions, or modify the procedures and conditions for such transactions, at any time.

MORE LIBERAL TRANSFERS FROM GUARANTEED INTEREST ACCOUNT. Commencing June 4, 1999, you will be able to request a transfer from our Guaranteed Interest Account during the period that begins 30 days before and ends 60 days after the end of each policy year. (This is 30 days longer than the current period.) Also commencing June 4, 1999, the maximum amount of any transfer from the Guaranteed Interest Account will be the greatest of (a) $500, (b) 25% of the unloaned value you have in the Guaranteed Interest Account at the time of the transfer, or (c) the amount (if any) that you transferred out of the Guaranteed Interest Account during the prior policy year. Until June 4, 1999, the maximum will continue to be only the greater of (a) or (b).

MARKET TIMING. We may, at any time, restrict the use of market timers and other agents acting under a power of attorney who are acting on behalf of more than one policyowner. Any agreements to use market timing services to make transfers are subject to our rules in effect at that time.

CHANGE OF INSURED PERSON'S STATE OF RESIDENCE. If an insured person changes his or her residence, you should notify us to change our records so that our charges for taxes will reflect the new jurisdiction. Any change will take effect on the next policy anniversary, provided that (except in the case of our Incentive Life policies) we receive the notice at least 60 days prior to the policy anniversary.

INVESTMENT PORTFOLIOS. Your policy offers the twenty-six investment portfolios listed in the table below, along with the Guaranteed Interest Account.

In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option (Fund) you are using. The tables below show the fees and expenses paid by each portfolio for the year ended December 31, 1998, except as otherwise noted. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. All figures are expressed as an annual percentage of each portfolio's daily average net assets.

-------------------------------------------------------------------------------------------------------------------------------
                                                                              1998 FEES AND EXPENSES
                                                    ---------------------------------------------------------------------------
PORTFOLIOS THAT ARE PART OF THE HUDSON RIVER TRUST       MANAGEMENT FEE           OTHER EXPENSES       TOTAL ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market                                         0.35%                   0.02%                    0.37%
Alliance Intermediate Government Securities                   0.50%                   0.05%                    0.55%
Alliance Quality Bond                                         0.53%                   0.04%                    0.57%
Alliance High Yield                                           0.60%                   0.03%                    0.63%
Alliance Growth & Income                                      0.55%                   0.03%                    0.58%
Alliance Equity Index                                         0.31%                   0.03%                    0.34%
Alliance Common Stock                                         0.36%                   0.03%                    0.39%
Alliance Global                                               0.64%                   0.07%                    0.71%
Alliance International                                        0.90%                   0.16%                    1.06%
Alliance Aggressive Stock                                     0.54%                   0.02%                    0.56%
Alliance Small Cap Growth                                     0.90%                   0.06%                    0.96%
Alliance Conservative Investors                               0.48%                   0.05%                    0.53%
Alliance Balanced                                             0.41%                   0.04%                    0.45%
Alliance Growth Investors                                     0.51%                   0.04%                    0.55%

                                         ----------------------------------------------------------------------------------
                                                                      1998 FEES AND EXPENSES*
                                         ----------------------------------------------------------------------------------
PORTFOLIOS THAT ARE PART OF THE                                                   TOTAL        FEE WAIVERS     NET TOTAL
EQ ADVISORS TRUST                       MANAGEMENT                   OTHER        ANNUAL     AND/OR EXPENSE     ANNUAL
                                          FEE         12B-1 FEE    EXPENSES      EXPENSES    REIMBURSEMENTS    EXPENSES
---------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                0.55%        0.25%        0.24%        1.04%           0.19%          0.85%
EQ/Putnam Growth & Income Value            0.55%        0.25%        0.24%        1.04%           0.19%          0.85%
Merrill Lynch Basic Value Equity           0.55%        0.25%        0.26%        1.06%           0.21%          0.85%
MFS Research                               0.55%        0.25%        0.25%        1.05%           0.20%          0.85%
T. Rowe Price International Stock          0.75%        0.25%        0.40%        1.40%           0.20%          1.20%
Morgan Stanley Emerging Markets Equity     1.15%        0.25%        1.23%        2.63%           0.88%          1.75%
Warburg Pincus Small Company Value         0.65%        0.25%        0.27%        1.17%           0.17%          1.00%
MFS Emerging Growth Companies              0.55%        0.25%        0.24%        1.04%           0.19%          0.85%
EQ/Putnam Balanced                         0.55%        0.25%        0.45%        1.25%           0.35%          0.90%
Merrill Lynch World Strategy               0.70%        0.25%        0.66%        1.61%           0.41%          1.20%
EQ/Alliance Premier Growth**               0.90%        0.25%        0.74%        1.89%           0.74%          1.15%
MFS Growth with Income                     0.55%        0.25%        0.59%        1.39%           0.54%          0.85%

-------------------
  * Other Expenses and Total Annual Expenses are based upon the actual expenses incurred by each portfolio for the year ended December 31, 1998, except for MFS Growth with Income which commenced operations on December 31, 1998 and EQ/Alliance Premier Growth which will commence operations on May 1, 1999. The expenses for those portfolios are based on estimates for 1999. The EQ Advisors Trust's manager, EQ Financial Consultants, Inc., has entered into an Expense Limitation Agreement with respect to each portfolio under which it has agreed to waive or reduce its fees and to assume other expenses of each of the portfolios, if necessary, in an amount that limits each portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) to not more than the amounts specified above as Net Total Annual Expenses. See the EQ Advisors Trust prospectus for more information.
** Available as a variable investment option beginning June 4, 1999.
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE. Footnote 6 to the Separate Account FP financial statements set forth below contains information about the net return for each Fund (variable investment option) which commenced operations prior to December 31, 1998. The attached prospectuses for The Hudson River Trust and the EQ Advisors Trust contain rates of return and other portfolio performance information of the Trusts for various periods ended December 31, 1998. Remember, the changes in the Policy Account value of your policy depend not only on the performance of the portfolios, but also on the deductions and charges under your policy. To obtain the current unit values of the Separate Account Funds, call
(888) 855-5100.

The values reported in footnote 6 for all policies are computed using net rates of return for the corresponding portfolios of The Hudson River Trust and EQ Advisors Trust. The returns reported in footnote 6 for each of the policy forms are reduced only by any mortality and expense risk charge deducted from Separate Account assets.

LONG-TERM MARKET TRENDS. Appendix B to this supplement presents historical return trends for various types of securities which may be useful for understanding how different investment strategies may affect long-term results.

DISTRIBUTION. Because of its activities in distributing our products, EQ Financial Consultants, Inc. (EQF) is the "principal underwriter" (as defined in the Investment Company Act of 1940) of our variable life insurance policies. In 1997 and 1998 we paid EQF a fee of $325,380 annually for its services as such.

YEAR 2000 PROGRESS. Equitable Life relies upon various computer systems in order to administer your policy and operate the policy's investment options. Some of these systems belong to service providers who are not affiliated with Equitable Life.

In 1995, Equitable Life began addressing the question of whether its computer systems would recognize the year 2000 before, on or after January 1, 2000, and Equitable Life has identified those of its systems critical to business operations that were not year 2000 compliant. By year end 1998, the work of modifying or replacing non-compliant systems was substantially completed. Equitable Life has begun comprehensive testing of its year 2000 compliance and expects that the testing will be substantially completed by June 30, 1999. Equitable Life has contacted third-party service providers to seek confirmation that they are acting to address the year 2000 issue with the goal of avoiding any material adverse effect on services provided to policyowners and on operations of the investment options under Equitable Life policies. Most third-party service providers have provided Equitable Life confirmation of their year 2000 compliance. Equitable Life believes it is on schedule for substantially all such systems and services, including those considered to be mission-critical, to be confirmed as year 2000 compliant, renovated, replaced or the subject of contingency plans, by June 30, 1999, except for one investment accounting system which is scheduled to be replaced by August 31, 1999 and confirmed as year 2000 compliant by September 30, 1999. Additionally, Equitable Life will be supplementing its existing business continuity and disaster recovery plans to cover certain categories of contingencies that could arise as a result of year 2000 related failures. Year 2000 specific contingency plans are anticipated to be in place by June 30, 1999.

There are many risks associated with year 2000 issues, including the risk that Equitable Life's computer systems will not operate as intended. Additionally, there can be no assurance that the systems of third parties will be year 2000 compliant. Any significant unresolved difficulty related to the year 2000 compliance initiatives could result in an interruption in, or a failure of, normal business operations and, accordingly, could have a material adverse effect on our ability to administer your policy and operate the investment options.

To the fullest extent permitted by law, the foregoing year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of The Year 2000 Information and Readiness Disclosure Act, 15 U.S.C. Sec. 1 (1998).

ILLUSTRATIONS OF POLICY BENEFITS. For purposes of illustrations of the type set forth under this caption in your prospectus, the new aggregate expense assumption for the portfolios is 0.65% per annum (0.60% per annum for investment management fees and 0.05% per annum for other expenses). The investment management fee assumption is the average of the advisory fees payable for each Hudson River Trust and EQ Advisors Trust portfolio based on average net assets for 1998. The other expense assumption is the weighted average of the other expenses (including any applicable "Rule 12b-1" distribution fees) of the Hudson River Trust and EQ Advisors Trust portfolios, based on average net assets for 1998. The tables under this caption in your prospectus have not been restated to reflect this new portfolio expense assumption. For a personalized illustration reflecting the fees and expenses under your policy, contact your Equitable associate.

DELETION OF CERTAIN INFORMATION. The following information that appears in your prospectus is deleted:

          o all quotations of investment yield or return that are based on the historical investment performance of the available portfolios under your policy; and all illustrations of policy values based on such historical performance.

          o all information about the portfolios' investment objectives and policies.

MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

FINANCIAL STATEMENTS. The financial statements of Separate Account FP as of December 31, 1998 and for the three years in the period ended December 31, 1998 and the financial statements of Equitable Life as of December 31, 1998 and 1997 and for the three years in the period ended December 31, 1998 included in this prospectus supplement have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of Equitable Life contained in this prospectus supplement should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the policies. They should not be considered as bearing upon the investment experience of the Funds in the Separate Account.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants .....................................    FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 1998 ............    FSA-3
   Statements of Operations for the Years Ended December 31, 1998,
     1997 and 1996 ....................................................    FSA-5
   Statements of Changes in Net Assets for the Years Ended December 31,
     1998, 1997 and 1996 ..............................................   FSA-12
   Notes to Financial Statements ......................................   FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Accountants .....................................      F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 1998 and 1997 ............      F-2
   Consolidated Statements of Earnings, Years Ended December 31, 1998,
     1997 and 1996 ....................................................      F-3
   Consolidated Statements of Shareholder's Equity, Years Ended
     December 31,  1998, 1997 and 1996 ................................      F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
     1998, 1997 and 1996 ..............................................      F-5
   Notes to Consolidated Financial Statements .........................      F-6

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Policyowners of Separate Account FP of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, Alliance Quality Bond Fund, Alliance High Yield Fund, Alliance Growth & Income Fund, Alliance Equity Index Fund, Alliance Common Stock Fund, Alliance Global Fund, Alliance International Fund, Alliance Aggressive Stock Fund, Alliance Small Cap Growth Fund, Alliance Conservative Investors Fund, Alliance Growth Investors Fund, Alliance Balanced Fund ("Hudson River Trust funds") and the T. Rowe Price Equity Income Fund, EQ/Putnam Growth & Income Value Fund, Merrill Lynch Basic Value Equity Fund, MFS Research Fund, T. Rowe Price International Stock Fund, Morgan Stanley Emerging Markets Equity Fund, Warburg Pincus Small Company Value Fund, MFS Emerging Growth Companies Fund, EQ/Putnam Balanced Fund and Merrill Lynch World Strategy Fund ("EQ Advisors Trust funds"), separate investment funds of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP (formerly Equitable Variable Life Insurance Company Separate Account FP) at December 31, 1998 and the results of each of their operations and changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The Hudson River Trust and in The EQ Advisors Trust at December 31, 1998 with the transfer agent, provide a reasonable basis for the opinion expressed above. The rates of return information presented in Note 6 for the year ended December 31, 1992 and for each of the periods indicated prior thereto, were audited by other independent accountants whose report dated February 16, 1993 expressed an unqualified opinion on the financial statements containing such information.


PricewaterhouseCoopers LLP
New York, New York
February 8, 1999


                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                                       FIXED INCOME SERIES:                                    EQUITY SERIES:
                              ------------------------------------------------------------------      ---------------------------
                                                   ALLIANCE                                            T. ROWE
                                ALLIANCE         INTERMEDIATE       ALLIANCE         ALLIANCE           PRICE          EQ/PUTNAM
                                  MONEY           GOVERNMENT         QUALITY           HIGH             EQUITY          GROWTH &
                                 MARKET           SECURITIES          BOND             YIELD            INCOME       INCOME VALUE
                                  FUND               FUND             FUND             FUND              FUND            FUND
                              --------------   --------------   --------------   --------------       ----------     ------------
ASSETS
Investments in shares of
    the Trusts -- at market
    value (Notes 2 and 6)
    Cost: $ 252,036,846 ...     $253,573,296
             73,048,104 ...                       $75,439,166
            225,936,035 ...                                       $229,303,732
            191,596,765 ...                                                        $170,697,910
             42,202,407 ...                                                                          $43,788,024
             15,594,112 ...                                                                                            $16,754,714
Receivable for Trust shares
    sold ..................               --           73,479               --               --               --                --
Receivable for policy-
    related transactions ..       17,848,216               --               --               --               --                --
                                ------------      -----------     ------------     ------------      -----------       -----------
Total Assets ..............      271,421,512       75,512,645      229,303,732      170,697,910       43,788,024        16,754,714
                                ------------      -----------     ------------     ------------      -----------       -----------
LIABILITIES
Payable for Trust shares
    purchased .............       16,331,370               --          133,581           35,027           23,315             3,033
Payable for policy-
    related transactions ..               --          539,972          210,509          289,889           75,177             8,426
Amount retained by
    Equitable Life
    in Separate Account
    FP (Note 4) ...........          414,349          299,334          274,393          136,603          125,779           106,949
                                ------------      -----------     ------------     ------------      -----------       -----------
Total Liabilities .........       16,745,719          839,306          618,483          461,519          224,271          118,408
                                ------------      -----------     ------------     ------------      -----------       -----------
NET ASSETS ATTRIBUTABLE
    TO POLICYOWNERS .......     $254,675,793      $74,673,339     $228,685,249     $170,236,391      $43,563,753       $16,636,306
                                ============      ===========     ============     ============      ===========       ===========


                                                                        EQUITY SERIES:
                              ---------------------------------------------------------------------------------------------------
                                                                   MERRILL
                                 ALLIANCE         ALLIANCE          LYNCH           ALLIANCE
                                  GROWTH &         EQUITY        BASIC VALUE         COMMON           MFS             ALLIANCE
                                  INCOME            INDEX           EQUITY           STOCK          RESEARCH           GLOBAL
                                   FUND             FUND             FUND             FUND            FUND              FUND
                              --------------    -------------   --------------   --------------   --------------   --------------
ASSETS
Investments in shares of
    the Trusts -- at market
    value (Notes 2 and 6)
    Cost:$  135,380,284 ...     $151,620,795
            307,490,851 ...                      $444,156,167
             20,272,609 ...                                        $20,180,650
          2,256,517,409 ...                                                      $2,945,826,613
             24,727,882 ...                                                                          $28,040,945
            442,031,583 ...                                                                                          $525,592,086
Receivable for Trust shares
    sold ..................               --               --           10,202               --               --               --
Receivable for policy-
    related transactions ..               --        8,872,643               --        3,228,813           63,970          123,333
                                ------------     ------------      -----------   --------------      -----------     ------------
Total Assets ..............      151,620,795      453,028,810       20,190,852    2,949,055,426       28,104,915      525,715,419
                                ------------     ------------      -----------   --------------      -----------     ------------
LIABILITIES
Payable for Trust shares
    purchased .............          162,160        9,264,465               --        5,828,987           82,934            8,286
Payable for policy-
    related transactions ..            7,532               --           29,458               --               --               --
Amount retained by
    Equitable Life
    in Separate Account
    FP (Note 4) ...........          275,390          326,244           76,304          699,865           60,594          471,438
                                ------------     ------------      -----------   --------------      -----------     ------------
Total Liabilities .........          445,082        9,590,709          105,762        6,528,852          143,528          479,724
                                ------------     ------------      -----------   --------------      -----------     ------------

NET ASSETS ATTRIBUTABLE
    TO POLICYOWNERS .......     $151,175,713     $443,438,101      $20,085,090   $2,942,526,574      $27,961,387     $525,235,695
                                ============     ============      ===========   ==============      ===========     ============

----------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
DECEMBER 31, 1998

                                                                        EQUITY SERIES (CONCLUDED):
                              ------------------------------------------------------------------------------------------------------
                                                               MORGAN
                                                               STANLEY                       WARBURG                        MFS
                                                T. ROWE       EMERGING       ALLIANCE        PINCUS         ALLIANCE     EMERGING
                                 ALLIANCE        PRICE         MARKETS      AGGRESSIVE        SMALL         SMALL CAP      GROWTH
                              INTERNATIONAL   INTERNATIONAL    EQUITY         STOCK          COMPANY         GROWTH      COMPANIES
                                  FUND         STOCK FUND       FUND           FUND         VALUE FUND        FUND          FUND
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
ASSETS
Investments in shares of
    the Trusts -- at market
    value (Notes 2 and 6)
    Cost:$ 49,817,199 .....    $55,319,650
           29,126,226 .....                   $30,729,309
           12,317,395 .....                                   $9,374,762
          945,225,569 .....                                                $971,940,783
           41,015,034 .....                                                                $36,799,693
           40,047,285 .....                                                                               $48,828,240
           49,044,186 .....                                                                                              $56,040,363
Receivable for Trust shares
    sold ..................             --             --             --     15,756,667         64,794     12,471,839      1,181,194
Receivable for policy-
    related transactions ..             --         22,077             --             --             --             --             --
                               -----------    -----------     ----------   ------------    -----------    -----------    -----------
Total Assets ..............     55,319,650     30,751,386      9,374,762    987,697,450     36,864,487     61,300,079     57,221,557
                               -----------    -----------     ----------   ------------    -----------    -----------    -----------

LIABILITIES
Payable for Trust shares
    purchased .............         70,336         91,033         18,854             --             --             --             --
Payable for policy-
    related transactions ..         14,372             --          7,369     16,503,396        137,563     12,640,148      1,224,733
Amount retained by
    Equitable Life
    in Separate Account
    FP (Note 4) ...........        211,534         52,297      2,334,195        415,973         72,842        188,682         31,895
                               -----------    -----------     ----------   ------------    -----------    -----------    -----------
Total Liabilities .........        296,242        143,330      2,360,418     16,919,369        210,405     12,828,830      1,256,628
                               -----------    -----------     ----------   ------------    -----------    -----------    -----------

NET ASSETS ATTRIBUTABLE
    TO POLICYOWNERS .......    $55,023,408     30,608,056     $7,014,344   $970,778,081    $36,654,082    $48,471,249    $55,964,929
                               ===========    ===========     ==========   ============    ===========    ===========    ===========

                                                       ASSET ALLOCATION SERIES:
                              ------------------------------------------------------------------------
                                                                                            MERRILL
                                ALLIANCE        EQ/           ALLIANCE                       LYNCH
                              CONSERVATIVE     PUTNAM          GROWTH       ALLIANCE         WORLD
                                INVESTORS     BALANCED        INVESTORS     BALANCED        STRATEGY
                                  FUND          FUND            FUND          FUND            FUND
                              ------------   ------------   ------------   ------------   ------------
ASSETS
Investments in shares of
    the Trusts -- at market
    value (Notes 2 and 6)
    Cost:$180,638,791 .....   $202,146,754
            5,761,747 .....                    $6,021,630
          810,703,279 .....                                 $978,408,876
          418,040,777 .....                                                $499,385,640
            4,940,984 .....                                                                 $5,128,718
Receivable for Trust shares
    sold ..................             --             --             --             --             --
Receivable for policy-
    related transactions ..        119,163             --         11,442             --          7,652
                              ------------     ----------   ------------   ------------     ----------
Total Assets ..............    202,265,917      6,021,630    978,420,318    499,385,640      5,136,370
                              ------------     ----------   ------------   ------------     ----------
LIABILITIES
Payable for Trust shares
    purchased .............        102,291          8,663        332,413         82,601          7,657
Payable for policy-
    related transactions ..             --          3,473             --        474,028             --
Amount retained by
    Equitable Life
    in Separate Account
    FP (Note 4) ...........        428,272        120,957        695,497        444,727      1,365,122
                              ------------     ----------   ------------   ------------     ----------
Total Liabilities .........        530,563        133,093      1,027,910      1,001,356      1,372,779
                              ------------     ----------   ------------   ------------     ----------
NET ASSETS ATTRIBUTABLE
    TO POLICYOWNERS .......   $201,735,354     $5,888,537   $977,392,408   $498,384,284     $3,763,591
                              ============     ==========   ============   ============     ==========

See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,

                                                                          FIXED INCOME SERIES:
                                                             --------------------------------------------
                                                                            ALLIANCE MONEY
                                                                             MARKET FUND
                                                             --------------------------------------------
                                                                  1998            1997             1996
                                                             ------------    ------------    ------------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trusts ........................    $10,719,684    $9,754,675      $9,126,793
    Expenses (Note 3):
        Mortality and expense risk charges ...............      1,204,220     1,101,168       1,025,149
                                                              -----------    ----------      ----------
NET INVESTMENT INCOME ....................................      9,515,464     8,653,507       8,101,644
                                                              -----------    ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss) on investments ..............       (161,314)     (513,800)       (110,954)
        Realized gain distribution from the Trusts .......          7,750        13,435              --
                                                              -----------    ----------      ----------
NET REALIZED GAIN (LOSS) .................................       (153,564)     (500,365)       (110,954)
                                                              -----------    ----------      ----------
    Unrealized appreciation (depreciation) on investments:
        Beginning of period ..............................        804,349        24,023          89,976
        End of period ....................................      1,536,450       804,349          24,023
                                                              -----------    ----------      ----------
    Change in unrealized appreciation (depreciation)
        during the period ................................        732,101       780,326         (65,953)
                                                              -----------    ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS .......................................        578,537       279,961        (176,907)
                                                              -----------    ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ......................................    $10,094,001    $8,933,468      $7,924,737
                                                              ===========    ==========      ==========

                                                                         FIXED INCOME SERIES:
                                                             --------------------------------------------
                                                                     ALLIANCE INTERMEDIATE GOVERNMENT
                                                                             SECURITIES FUND
                                                             --------------------------------------------
                                                                  1998            1997             1996
                                                             ------------     ------------    ------------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trusts ........................     $3,477,938     $2,914,613       $2,367,498
    Expenses (Note 3):
        Mortality and expense risk charges ...............        350,536        282,422          245,038
                                                              -----------     ----------       ----------
NET INVESTMENT INCOME ....................................      3,127,402      2,632,191        2,122,460
                                                              -----------     ----------       ----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss) on investments ..............         60,260        (95,509)        (490,315)
        Realized gain distribution from the Trusts .......             --             --               --
                                                              -----------     ----------       ----------
NET REALIZED GAIN (LOSS) .................................         60,260        (95,509)        (490,315)
                                                              -----------     ----------       ----------
    Unrealized appreciation (depreciation) on investments:
        Beginning of period ..............................        868,053       (141,479)         145,522
        End of period ....................................      2,391,062        868,053         (141,479)
                                                              -----------     ----------       ----------
    Change in unrealized appreciation (depreciation)
        during the period ................................      1,523,009      1,009,532         (287,001)
                                                              -----------     ----------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS .......................................      1,583,269        914,023         (777,316)
                                                              -----------     ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ......................................     $4,710,671     $3,546,214       $1,345,144
                                                              ===========     ==========       ==========

                                                                          FIXED INCOME SERIES:
                                                             --------------------------------------------
                                                                          ALLIANCE QUALITY
                                                                             BOND FUND
                                                             --------------------------------------------
                                                                  1998            1997             1996
                                                             ------------    ------------    ------------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trusts ........................    $10,317,238   $  8,869,740       $8,972,983
    Expenses (Note 3):
        Mortality and expense risk charges ...............      1,106,136        845,069          869,312
                                                              -----------   ------------       ----------
NET INVESTMENT INCOME ....................................      9,211,102      8,024,671        8,103,671
                                                              -----------   ------------       ----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss) on investments ..............         34,937       (504,580)      (1,130,915)
        Realized gain distribution from the Trusts .......      4,596,907             --               --
                                                              -----------   ------------       ----------
NET REALIZED GAIN (LOSS) .................................      4,631,844       (504,580)      (1,130,915)
                                                              -----------   ------------       ----------
    Unrealized appreciation (depreciation) on investments:
        Beginning of period ..............................      2,395,718     (1,961,822)      (2,105,676)
        End of period ....................................      3,367,697      2,395,718       (1,961,822)
                                                              -----------   ------------       ----------
    Change in unrealized appreciation (depreciation)
        during the period ................................        971,979      4,357,540          143,854
                                                              -----------   ------------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS .......................................      5,603,823      3,852,960         (987,061)
                                                              -----------   ------------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ......................................    $14,814,925    $11,877,631       $7,116,610
                                                              ===========    ===========       ==========

----------
See Notes to Financial Statements.

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                    FIXED INCOME SERIES (CONCLUDED):
                                                                             -------------------------------------------
                                                                                               ALLIANCE
                                                                                              HIGH YIELD
                                                                                                 FUND
                                                                             -------------------------------------------
                                                                                 1998            1997              1996
                                                                             ------------    ------------   ------------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trusts........................................    $ 18,449,747    $12,918,934     $ 8,696,039
    Expenses (Note 3):
        Mortality and expense risk charges ...............................      1,007,106        789,982         518,429
                                                                             ------------    -----------     -----------
NET INVESTMENT INCOME ....................................................     17,442,641     12,128,952       8,177,610
                                                                             ------------    -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss) on investments ..............................     (2,344,392)       936,554         939,559
        Realized gain distribution from
           the Trusts ....................................................      3,396,523      6,365,633       6,119,053
                                                                             ------------    -----------     -----------
NET REALIZED GAIN (LOSS) .................................................      1,052,131      7,302,187       7,058,612
                                                                             ------------    -----------     -----------
    Unrealized appreciation (depreciation) on investments:
        Beginning of period ..............................................      8,622,836      5,664,824       3,823,981
        End of period ....................................................    (20,898,854)     8,622,836       5,664,824
                                                                             ------------    -----------     -----------
    Change in unrealized appreciation
        (depreciation) during the period .................................    (29,521,690)     2,958,012       1,840,843
                                                                             ------------    -----------     -----------
NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS ...............................................    (28,469,559)    10,260,199       8,899,455
                                                                             ------------    -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ...........................................   $(11,026,918)   $22,389,151     $17,077,065
                                                                             ============    ===========     ============

                                                                                                  EQUITY SERIES:
                                                                             ----------------------------------------------------
                                                                                       T. ROWE
                                                                                  PRICE EQUITY INCOME          EQ/PUTNAM GROWTH
                                                                                         FUND                & INCOME VALUE FUND
                                                                             -------------------------      ---------------------
                                                                                 1998           1997*           1998       1997*
                                                                             ----------     ----------      ----------   --------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trusts........................................    $  722,954     $  145,613      $  143,999   $ 33,273
    Expenses (Note 3):
        Mortality and expense risk charges ...............................      173,802         29,706          56,995      9,655
                                                                             ----------     ----------      ----------   --------
NET INVESTMENT INCOME ....................................................      549,152        115,907          87,004     23,618
                                                                             ----------     ----------      ----------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss) on investments ..............................      341,473         56,634         209,398      1,078
        Realized gain distribution from
           the Trusts ....................................................      930,853         53,840         130,047     27,226
                                                                             ----------     ----------      ----------   --------
NET REALIZED GAIN (LOSS) .................................................    1,272,326        110,474         339,445     28,304
                                                                             ----------     ----------      ----------   --------
    Unrealized appreciation (depreciation) on investments:
        Beginning of period ..............................................    1,073,548             --         269,561         --
        End of period ....................................................    1,585,616      1,073,548       1,160,602    269,561
                                                                             ----------     ----------      ----------   --------
    Change in unrealized appreciation
        (depreciation) during the period .................................      512,068      1,073,548         891,041    269,561
                                                                             ----------     ----------      ----------   --------
NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS ...............................................    1,784,394      1,184,022       1,230,486    297,865
                                                                             ----------     ----------      ----------   --------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ...........................................   $2,333,546     $1,299,929      $1,317,490   $321,483
                                                                             ==========     ==========      ==========   ========

                                                                                              EQUITY SERIES:
                                                                             -------------------------------------------
                                                                                                 ALLIANCE
                                                                                             GROWTH & INCOME
                                                                                                  FUND
                                                                             ---------------------------------------------
                                                                                   1998            1997            1996
                                                                             ------------      ------------   ------------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trusts........................................    $   415,436       $   636,335     $  525,200
    Expenses (Note 3):
        Mortality and expense risk charges ...............................       668,795           358,997        155,175
                                                                             ------------      -----------     ----------

NET INVESTMENT INCOME ....................................................      (253,359)          277,338        370,025
                                                                             -----------       -----------     ----------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss) on investments ..............................     7,289,936           530,421          5,198
        Realized gain distribution from
           the Trusts ....................................................    12,146,928         5,006,247      1,943,415
                                                                             -----------       -----------     ----------

NET REALIZED GAIN (LOSS) .................................................    19,436,864         5,536,668      1,948,613
                                                                             -----------       -----------     ----------

    Unrealized appreciation (depreciation) on investments:
        Beginning of period ..............................................    13,021,603         5,074,338      2,123,346
        End of period ....................................................    16,240,511        13,021,603      5,074,338
                                                                             -----------       -----------     ----------

    Change in unrealized appreciation
        (depreciation) during the period .................................     3,218,908         7,947,265      2,950,992
                                                                             -----------       -----------     ----------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS ................................................    22,655,772        13,483,933      4,899,605
                                                                             -----------       -----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ............................................   $22,402,413       $13,761,271     $5,269,630
                                                                             ===========       ===========     ==========

----------
See Notes to Financial Statements.
* Commencement of Operations on May 1, 1997.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                 EQUITY SERIES (CONTINUED):
                                                            -------------------------------------------------------------------
                                                                             ALLIANCE                         MERRILL LYNCH
                                                                           EQUITY INDEX                        BASIC VALUE
                                                                               FUND                            EQUITY FUND
                                                            -------------------------------------------   ----------------------
                                                               1998            1997            1996          1998         1997*
                                                            ------------   ------------    ------------   ----------    --------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trusts .......................   $  3,958,217   $ 2,610,223     $ 1,751,848    $ 192,441     $ 35,810
    Expenses (Note 3):
        Mortality and expense risk charges ..............      1,862,376       977,620         605,961       66,427        9,349
                                                            ------------   -----------     -----------    ---------     --------
NET INVESTMENT INCOME (LOSS) ............................      2,095,841     1,632,603       1,145,887      126,014       26,461
                                                            ------------   -----------     -----------    ---------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss) on investments .............      5,460,381      (414,497)      8,013,073      207,032        6,656
        Realized gain distribution from
           the Trusts ...................................        128,151       850,437       3,889,944      667,083       33,738
                                                            ------------   -----------     -----------    ---------     --------
NET REALIZED GAIN (LOSS) ................................      5,588,532       435,940      11,903,017      874,115       40,394
                                                            ------------   -----------     -----------    ---------     --------
   Unrealized appreciation (depreciation) on investments:
           Beginning of period ..........................     63,055,426    21,448,224      12,451,765      135,003           --
           End of period ................................    136,665,316    63,055,426      21,448,224      (91,959)     135,003
                                                            ------------   -----------     -----------    ---------     --------
    Change in unrealized appreciation
        (depreciation) during the period ................     73,609,890    41,607,202       8,996,459     (226,962)     135,003
                                                            ------------   -----------     -----------    ---------     --------
NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS ...............................     79,198,422    42,043,142      20,899,476      647,153      175,397
                                                            ------------   -----------     -----------    ---------     --------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ...........................   $ 81,294,263   $43,675,745     $22,045,363    $ 773,167     $201,858
                                                            ============   ===========     ===========    ==========    ========

                                                                                     EQUITY SERIES (CONTINUED):
                                                            --------------------------------------------------------------------
                                                                            ALLIANCE                                 MFS
                                                                          COMMON STOCK                            RESEARCH
                                                                              FUND                                  FUND
                                                            -------------------------------------------   ----------------------
                                                                 1998         1997             1996          1998         1997*
                                                            ------------   ------------    ------------   ----------    --------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trusts .......................   $ 15,939,680   $ 10,668,337    $ 11,773,551   $   71,137    $ 20,442
    Expenses (Note 3):
        Mortality and expense risk charges ..............     14,600,706     11,435,936       8,267,795       86,044      13,127
                                                            ------------   ------------    ------------   ----------    --------
NET INVESTMENT INCOME (LOSS) ............................      1,338,974       (767,599)      3,505,756      (14,907)      7,315
                                                            ------------   ------------    ------------   ----------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss) on investments .............    169,109,310     53,841,049      30,128,838      494,412       6,989
        Realized gain distribution from
           the Trusts ...................................    353,834,250    164,814,473     157,423,606           --      81,156
                                                            ------------   ------------    ------------   ----------    --------
NET REALIZED GAIN (LOSS) ................................    522,943,560    218,655,522     187,552,444      494,412      88,145
                                                            ------------   ------------    ------------   ----------    --------
   Unrealized appreciation (depreciation) on investments:
           Beginning of period ..........................    567,231,009    294,432,897     181,824,279      249,382          --
           End of period ................................    689,309,204    567,231,009     294,432,897    3,313,063     249,382
                                                            ------------   ------------    ------------   ----------    --------
    Change in unrealized appreciation
        (depreciation) during the period ................    122,078,195    272,798,112     112,608,618    3,063,681     249,382
                                                            ------------   ------------    ------------   ----------    --------
NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS ...............................    645,021,755    491,453,634     300,161,062    3,558,093     337,527
                                                            ------------   ------------    ------------   ----------    --------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ...........................   $646,360,729   $490,686,035    $303,666,818   $3,543,186    $344,842
                                                            ============   ============    ============   ==========    ========

----------
See Notes to Financial Statements.
* Commencement of Operations on May 1, 1997.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                     EQUITY SERIES (CONTINUED):
                                                             -----------------------------------------
                                                                             ALLIANCE
                                                                              GLOBAL
                                                                               FUND
                                                             -----------------------------------------
                                                                1998           1997            1996
                                                             -----------    -----------    -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trusts ........................   $ 5,636,672    $ 8,803,070    $ 7,019,392
    Expenses (Note 3):
        Mortality and expense risk charges ...............     2,777,697      2,805,310      2,314,066
                                                             -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS) .............................     2,858,975      5,997,760      4,705,326
                                                             -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss) on investments ..............    17,406,382     30,411,238      4,971,547
        Realized gain distribution from
           the Trusts ....................................    33,241,409     26,426,403     18,802,992
                                                             -----------    -----------    -----------
NET REALIZED GAIN (LOSS) .................................    50,647,791     56,837,641     23,774,539
                                                             -----------    -----------    -----------
    Unrealized appreciation (depreciation) on investments:
           Beginning of period ...........................    46,113,189     58,618,054     36,525,596
           End of period .................................    83,560,503     46,113,189     58,618,054
                                                             -----------    -----------    -----------
    Change in unrealized appreciation
        (depreciation) during the period .................    37,447,314    (12,504,865)    22,092,458
                                                             -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS ................................    88,095,105     44,332,776     45,866,997
                                                             -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ............................   $90,954,080    $50,330,536    $50,572,323
                                                             ===========    ===========    ===========

                                                                       EQUITY SERIES (CONTINUED):
                                                             ---------------------------------------
                                                                             ALLIANCE
                                                                           INTERNATIONAL
                                                                               FUND
                                                             ---------------------------------------
                                                                 1998          1997           1996
                                                             ----------    -----------    ----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trusts ........................   $  996,913    $ 1,386,732    $  575,524
    Expenses (Note 3):
        Mortality and expense risk charges ...............      289,066        297,278       164,149
                                                             ----------    -----------    ----------
NET INVESTMENT INCOME (LOSS) .............................      707,847      1,089,454       411,375
                                                             ----------    -----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss) on investments ..............   (3,606,669)       (57,635)      (28,490)
        Realized gain distribution from
           the Trusts ....................................       10,663      2,325,403       737,771
                                                             ----------    -----------    ----------
NET REALIZED GAIN (LOSS) .................................   (3,596,006)     2,267,768       709,281
                                                             ----------    -----------    ----------
    Unrealized appreciation (depreciation) on investments:
           Beginning of period ...........................   (2,793,834)     1,857,793       667,906
           End of period .................................    5,502,451     (2,793,834)    1,857,793
                                                             ----------    -----------    ----------
    Change in unrealized appreciation
        (depreciation) during the period .................    8,296,285     (4,651,627)    1,189,887
                                                             ----------    -----------    ----------
NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS ................................    4,700,279     (2,383,859)    1,899,168
                                                             ----------    -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ............................   $5,408,126    $(1,294,405)   $2,310,543
                                                             ==========    ============   ==========

                                                                            EQUITY SERIES (CONTINUED):
                                                             -----------------------------------------------------
                                                                                              MORGAN STANLEY
                                                                  T. ROWE PRICE          EMERGING MARKETS EQUITY
                                                             INTERNATIONAL STOCK FUND             FUND
                                                             ------------------------   --------------------------
                                                                  1998        1997*          1998           1997**
                                                             ----------    ---------    -----------    -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trusts ........................   $  258,382    $   2,393    $    37,240    $    16,623
    Expenses (Note 3):
        Mortality and expense risk charges ...............      119,672       26,332         23,921          2,862
                                                             ----------    ---------    -----------    -----------
NET INVESTMENT INCOME (LOSS) .............................      138,710      (23,939)        13,319         13,761
                                                             ----------    ---------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss) on investments ..............      354,551      (50,331)      (637,290)       (14,566)
        Realized gain distribution from
           the Trusts ....................................          268           --             --             --
                                                             ----------    ---------    -----------    -----------
NET REALIZED GAIN (LOSS) .................................      354,819      (50,331)      (637,290)       (14,566)
                                                             ----------    ---------    -----------    -----------
    Unrealized appreciation (depreciation) on investments:
           Beginning of period ...........................     (820,718)          --     (1,079,388)            --
           End of period .................................    1,603,083     (820,718)    (2,942,633)    (1,079,388)
                                                             ----------    ---------    -----------    -----------
    Change in unrealized appreciation
        (depreciation) during the period .................    2,423,801     (820,718)    (1,863,245)    (1,079,388)
                                                             ----------    ---------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS ................................    2,778,620     (871,049)    (2,500,535)    (1,093,954)
                                                             ----------    ---------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ............................   $2,917,330    $(894,988)   $(2,487,216)   $(1,080,193)
                                                             ==========    =========    ===========    ===========

----------
See Notes to Financial Statements.
 * Commencement of Operations on May 1, 1997.
** Commencement of Operations on August 20, 1997.
 + Formerly known as Equitable Variable Life Insurance Company Separate Account
   FP.


                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQUITY SERIES (CONCLUDED):
                                                             ----------------------------------------------------------------------
                                                                              ALLIANCE                        WARBURG PINCUS SMALL
                                                                          AGGRESSIVE STOCK FUND               COMPANY VALUE FUND
                                                             -------------------------------------------   ------------------------
                                                                   1998          1997            1996           1998         1997*
                                                             ------------    -----------    ------------   -----------    ---------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trusts ........................   $  4,461,389    $ 1,311,613    $  1,661,263    $  171,716    $  21,651
    Expenses (Note 3):
        Mortality and expense risk charges ...............      5,581,296      5,299,127       4,086,388       168,543       44,889
                                                             ------------    -----------    ------------   -----------    ---------
NET INVESTMENT INCOME (LOSS) .............................     (1,119,907)    (3,987,514)     (2,425,125)        3,173      (23,238)
                                                             ------------    -----------    ------------   -----------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss) on investments ..............    (39,688,312)    28,217,939      30,549,608      (142,969)      29,803
        Realized gain distribution from
           the Trusts ....................................     46,528,461     79,729,154     133,080,595            --      110,391
                                                             ------------    -----------    ------------   -----------    ---------
NET REALIZED GAIN (LOSS) .................................      6,840,149    107,947,093     163,630,203      (142,969)     140,194
                                                             ------------    -----------    ------------   -----------    ---------
    Unrealized appreciation (depreciation) on investments:
        Beginning of period ..............................     32,695,620     46,617,235      80,271,118      (228,709)          --
        End of period ....................................     26,715,214     32,695,620      46,617,235    (4,215,340)    (228,709)
                                                             ------------    -----------    ------------   -----------    ---------
    Change in unrealized appreciation (depreciation)
        during the period ................................     (5,980,406)   (13,921,615)    (33,653,883)   (3,986,631)    (228,709)
                                                             ------------    -----------    ------------   -----------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS .......................................        859,743     94,025,478     129,976,320    (4,129,600)     (88,515)
                                                             ------------    -----------    ------------   -----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ......................................   $   (260,164)   $90,037,964    $127,551,195   $(4,126,427)   $(111,753)
                                                             ============    ===========    ============   ===========    =========

                                                                             EQUITY SERIES (CONCLUDED):
                                                             ---------------------------------------------------
                                                                   ALLIANCE SMALL CAP          MFS EMERGING
                                                                        GROWTH               GROWTH COMPANIES
                                                                         FUND                      FUND
                                                             -------------------------   -----------------------
                                                                 1998          1997*         1998         1997*
                                                             -----------     --------    -----------    --------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trusts ........................   $     4,062    $   4,189    $       969    $ 24,358
    Expenses (Note 3):
        Mortality and expense risk charges ...............       215,285       41,540        157,484      18,835
                                                             -----------     --------    -----------    --------
NET INVESTMENT INCOME (LOSS) .............................      (211,223)     (37,351)      (156,515)      5,523
                                                             -----------     --------    -----------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss) on investments ..............    (7,585,521)    (609,208)     4,270,964     161,034
        Realized gain distribution from
           the Trusts ....................................            --      545,833             --     296,998
                                                             -----------     --------    -----------    --------
NET REALIZED GAIN (LOSS) .................................    (7,585,521)     (63,375)     4,270,964     458,032
                                                             -----------     --------    -----------    --------
    Unrealized appreciation (depreciation) on investments:
        Beginning of period ..............................       771,812           --        171,320          --
        End of period ....................................     8,780,955      771,812      6,996,177     171,320
                                                             -----------     --------    -----------    --------
    Change in unrealized appreciation (depreciation)
        during the period ................................     8,009,143      771,812      6,824,857     171,320
                                                             -----------     --------    -----------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS .......................................       423,622      708,437     11,095,821     629,352
                                                             -----------     --------    -----------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ......................................   $   212,399    $ 671,086    $10,939,306    $634,875
                                                             ===========    =========    ===========    ========

----------
See Notes to Financial Statements.

* Commencement of Operations on May 1, 1997.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                    ASSET ALLOCATION SERIES:
                                                             ---------------------------------------------------------------
                                                                              ALLIANCE                           EQ/
                                                                        CONSERVATIVE INVESTORS             PUTNAM BALANCED
                                                                               FUND                             FUND
                                                             ---------------------------------------   ---------------------
                                                                 1998          1997          1996        1998         1997
                                                             -----------   -----------   -----------    --------    --------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trusts ........................   $ 7,360,794   $ 7,217,860   $ 7,737,745    $111,099    $ 46,468
    Expenses (Note 3):
        Mortality and expense risk charges ...............     1,136,634     1,066,078     1,046,858      18,744       2,741
                                                             -----------   -----------   -----------    --------    --------
NET INVESTMENT INCOME ....................................     6,224,160     6,151,782     6,690,887      92,355      43,727
                                                             -----------   -----------   -----------    --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss) on investments ..............     1,432,988       818,458      (752,434)    348,952         561
        Realized gain distribution from
           the Trusts ....................................    10,768,916     5,486,742     4,429,977      71,044      31,119
                                                             -----------   -----------   -----------    --------    --------
NET REALIZED GAIN (LOSS) .................................    12,201,904     6,305,200     3,677,543     419,996      31,680
                                                             -----------   -----------   -----------    --------    --------
    Unrealized appreciation (depreciation) on investments:
        Beginning of period ..............................    16,228,145     7,700,135    10,362,120     270,232          --
        End of period ....................................    21,507,963    16,228,145     7,700,135     259,882     270,232
                                                             -----------   -----------   -----------    --------    --------
    Change in unrealized appreciation (depreciation)
        during the period ................................     5,279,818     8,528,010    (2,661,985)    (10,350)    270,232
                                                             -----------   -----------   -----------    --------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS .......................................    17,481,722    14,833,210     1,015,558     409,646     301,912
                                                             -----------   -----------   -----------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ......................................   $23,705,882   $20,984,992   $ 7,706,445    $502,001    $345,639
                                                             ===========   ===========   ===========    ========    ========

                                                                       ASSET ALLOCATION SERIES:
                                                             ------------------------------------------
                                                                               ALLIANCE
                                                                           GROWTH INVESTORS
                                                                                FUND
                                                             ------------------------------------------
                                                                  1998          1997           1996
                                                             ------------   ------------   ------------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trusts ........................   $ 18,252,039   $ 19,280,574   $ 15,504,412
    Expenses (Note 3):
        Mortality and expense risk charges ...............      5,194,905      4,570,289      3,746,683
                                                             ------------   ------------   ------------
NET INVESTMENT INCOME ....................................     13,057,134     14,710,285     11,757,729
                                                             ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss) on investments ..............      7,745,162     10,531,767      1,799,247
        Realized gain distribution from
           the Trusts ....................................     78,060,201     42,780,443     73,474,967
                                                             ------------   ------------   ------------
NET REALIZED GAIN (LOSS) .................................     85,805,363     53,312,210     75,274,214
                                                             ------------   ------------   ------------
    Unrealized appreciation (depreciation) on investments:
        Beginning of period ..............................    115,056,641     67,150,693     81,785,873
        End of period ....................................    167,705,600    115,056,641     67,150,693
                                                             ------------   ------------   ------------
    Change in unrealized appreciation (depreciation)
        during the period ................................     52,648,959     47,905,948    (14,635,180)
                                                             ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS .......................................    138,454,322    101,218,158     60,639,034
                                                             ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ......................................   $151,511,456   $115,928,443   $ 72,396,763
                                                             ============   ============   ============

----------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                           ASSET ALLOCATION SERIES (CONCLUDED):
                                                             ----------------------------------------------------------------
                                                                                                          MERRILL LYNCH WORLD
                                                                     ALLIANCE BALANCED FUND                 STRATEGY   FUND
                                                             ---------------------------------------    --------------------
                                                                 1998         1997         1996          1998        1997*
                                                             -----------   -----------   -----------    --------    --------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trusts ........................   $12,467,646   $13,756,520   $13,094,730    $ 36,750    $ 17,124
    Expenses (Note 3):
        Mortality and expense risk charges ...............     2,765,767     2,544,300     2,490,188      12,469       2,678
                                                             -----------   -----------   -----------    --------    --------
NET INVESTMENT INCOME ....................................     9,701,879    11,212,220    10,604,542      24,281      14,446
                                                             -----------   -----------   -----------    --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss) on investments ..............     2,733,445     5,910,524      (873,535)     19,432      (3,626)
        Realized gain distribution from
           the Trusts ....................................    41,525,872    21,117,088    34,113,772          --      38,995
                                                             -----------   -----------   -----------    --------    --------
NET REALIZED GAIN (LOSS) .................................    44,259,317    27,027,612    33,240,237      19,432      35,369
                                                             -----------   -----------   -----------    --------    --------
    Unrealized appreciation (depreciation) on investments:
        Beginning of period ..............................    60,878,286    42,382,824    43,097,187     (37,926)         --
        End of period ....................................    81,344,863    60,878,286    42,382,824     187,734     (37,926)
                                                             -----------   -----------   -----------    --------    --------
    Change in unrealized appreciation (depreciation)
        during the period ................................    20,466,577    18,495,462      (714,363)    225,660     (37,926)
                                                             -----------   -----------   -----------    --------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS .......................................    64,725,894    45,523,074    32,525,874     245,092      (2,557)
                                                             -----------   -----------   -----------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ......................................   $74,427,773   $56,735,294   $43,130,416    $269,373    $ 11,889
                                                             ===========   ===========   ===========    ========    ========

----------
See Notes to Financial Statements.

* Commencement of Operations on May 1, 1997.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS:
FOR THE YEARS ENDED DECEMBER 31,

                                                         FIXED INCOME SERIES:
                                            -----------------------------------------------
                                                            ALLIANCE MONEY
                                                             MARKET FUND
                                            -----------------------------------------------
                                                 1998             1997             1996
                                            -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income ...............   $   9,515,464    $   8,653,507    $  8,101,644
    Net realized gain (loss) ............        (153,564)        (500,365)       (110,954)
    Change in unrealized appreciation
        (depreciation) on investments ...         732,101          780,326         (65,953)
                                            -------------    -------------    ------------
    Net increase (decrease) in net assets
        from operations .................      10,094,001        8,933,468       7,924,737
                                            -------------    -------------    ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) ...............     229,608,273      234,059,930     101,890,108
    Benefits and other policy-related
        transactions (Note 3) ...........     (41,370,215)     (40,687,124)    (38,404,209)
    Net transfers among funds and
        guaranteed interest account .....    (128,607,686)    (259,049,840)    (36,607,946)
                                            -------------    -------------    ------------
    Net increase (decrease) in net assets
        from policy-related
        transactions.....................      59,630,372      (65,677,034)     26,877,953
                                            -------------    -------------    ------------
NET (INCREASE) DECREASE IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4) ........        (128,382)         (49,726)        (63,127)
                                            -------------    -------------    ------------

INCREASE (DECREASE) IN NET ASSETS
    ATTRIBUTABLE TO POLICYOWNERS ........      69,595,991      (56,793,292)     34,739,563
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, BEGINNING OF
    PERIOD ..............................     185,079,802      241,873,094     207,133,531
                                            -------------    -------------    ------------
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, END OF PERIOD .........   $ 254,675,793    $ 185,079,802    $241,873,094
                                            =============    =============    =============

                                                         FIXED INCOME SERIES:
                                            -----------------------------------------------
                                                    ALLIANCE INTERMEDIATE GOVERNMENT
                                                            SECURITIES FUND
                                                 1998             1997             1996
                                            -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income ...............   $ 3,127,402       $ 2,632,191    $ 2,122,460
    Net realized gain (loss) ............        60,260           (95,509)      (490,315)
    Change in unrealized appreciation
        (depreciation) on investments ...     1,523,009         1,009,532       (287,001)
                                            -----------       -----------     ----------
    Net increase (decrease) in net assets
        from operations .................     4,710,671         3,546,214      1,345,144
                                            -----------       -----------     ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) ...............    11,828,290         8,749,531     10,397,104
    Benefits and other policy-related
        transactions (Note 3) ...........    (9,081,050)       (5,971,751)    (7,387,385)
    Net transfers among funds and
        guaranteed interest account .....     9,141,659         7,704,724      2,645,675
                                            -----------       -----------     ----------
    Net increase (decrease) in net assets
        from policy-related
        transactions.....................    11,888,899        10,482,504      5,655,394
                                            -----------       -----------     ----------
NET (INCREASE) DECREASE IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4) ........     (44,024)            (38,337)       (22,170)
                                            ----------         ----------    -----------

INCREASE (DECREASE) IN NET ASSETS
    ATTRIBUTABLE TO POLICYOWNERS ........    16,555,546        13,990,381      6,978,368
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, BEGINNING OF
    PERIOD ..............................    58,117,793        44,127,412     37,149,044
                                            -----------       -----------    -----------
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, END OF PERIOD .........   $74,673,339       $58,117,793    $44,127,412
                                            =============     ===========    ===========

                                                         FIXED INCOME SERIES:
                                            -----------------------------------------------
                                                             ALLIANCE QUALITY
                                                                BOND FUND
                                                 1998             1997             1996
                                            -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income ...............    $ 9,211,102      $ 8,024,671     $   8,103,671
    Net realized gain (loss) ............      4,631,844         (504,580)       (1,130,915)
    Change in unrealized appreciation
        (depreciation) on investments ...        971,979        4,357,540           143,854
                                             -----------      -----------      ------------
    Net increase (decrease) in net assets
        from operations .................     14,814,925       11,877,631         7,116,610
                                             -----------      -----------      ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) ...............     14,952,560        8,423,097         5,753,712
    Benefits and other policy-related
        transactions (Note 3) ...........     (5,388,113)      (3,002,993)      (32,021,058)
    Net transfers among funds and
        guaranteed interest account .....     49,220,715       12,678,032         6,117,471
                                             -----------      -----------      ------------
    Net increase (decrease) in net assets
        from policy-related
        transactions.....................     58,785,162       18,098,136       (20,149,875)
                                             -----------      -----------      ------------
NET (INCREASE) DECREASE IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4) ........         (55,324)         (49,594)        (39,868)
                                            -------------    -------------    ------------
INCREASE (DECREASE) IN NET ASSETS
    ATTRIBUTABLE TO POLICYOWNERS ........      73,544,763       29,926,173     (13,073,133)
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, BEGINNING OF
    PERIOD ..............................     155,140,486      125,214,313     138,287,446
                                            -------------    -------------    ------------
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, END OF PERIOD .........    $228,685,249     $155,140,486    $125,214,313
                                             ============     ============    ============

----------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                     FIXED INCOME SERIES (CONCLUDED):             EQUITY SERIES:
                                            --------------------------------------------   ------------------------------
                                                               ALLIANCE                           T. ROWE PRICE
                                                              HIGH YIELD                          EQUITY INCOME
                                                                 FUND                                 FUND
                                            --------------------------------------------    --------------------------
                                               1998            1997            1996             1998          1997*
                                            ------------    ------------    ------------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income ...............   $ 17,442,641    $ 12,128,952    $  8,177,610    $   549,152    $   115,907
    Net realized gain (loss) ............      1,052,131       7,302,187       7,058,612      1,272,326        110,474
    Change in unrealized appreciation
        (depreciation) on investments ...    (29,521,690)      2,958,012       1,840,843        512,068      1,073,548
                                            ------------    ------------    ------------    -----------    -----------
    Net increase (decrease) in net assets
        from operations .................    (11,026,918)     22,389,151      17,077,065      2,333,546      1,299,929
                                            ------------    ------------    ------------    -----------    -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) ...............     36,502,728      26,933,221      19,454,716     11,367,975      2,540,460
    Benefits and other policy-
        related transactions (Note 3) ...    (20,288,710)    (14,530,462)    (16,165,764)    (4,190,748)      (351,660)
    Net transfers among funds and
        guaranteed interest account .....      2,677,159      26,385,799       9,301,980     16,615,531     14,259,773
                                            ------------    ------------    ------------    -----------    -----------
    Net increase (decrease) in net assets
        from policy-related
        transactions.....................     18,891,177      38,788,558      12,590,932     23,792,758     16,448,573
                                            ------------    ------------    ------------    -----------    -----------
NET (INCREASE) DECREASE IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4) ........         (6,237)       (189,179)       (209,120)       (25,615)      (285,438)
                                            ------------    ------------    ------------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
    ATTRIBUTABLE TO POLICYOWNERS ........      7,858,022      60,988,530      29,458,877     26,100,689     17,463,064
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, BEGINNING OF
    PERIOD ..............................    162,378,369     101,389,839      71,930,962     17,463,064             --
                                            ------------    ------------    ------------    -----------    -----------
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, END OF PERIOD .........   $170,236,391    $162,378,369    $101,389,839    $43,563,753    $17,463,064
                                            ============    ============    ============    ===========    ===========

                                                                       EQUITY SERIES:
                                            -----------------------------------------------------------------------
                                                     EQ/PUTNAM                            ALLIANCE
                                                  GROWTH & INCOME                     GROWTH & INCOME
                                                     VALUE FUND                             FUND
                                            -------------------------    ------------------------------------------
                                               1998          1997*          1998            1997           1996
                                            -----------    ----------    ------------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income ...............   $    87,004    $   23,618    $   (253,359)   $   277,338    $   370,025
    Net realized gain (loss) ............       339,445        28,304      19,436,864      5,536,668      1,948,613
    Change in unrealized appreciation
        (depreciation) on investments ...       891,041       269,561       3,218,908      7,947,265      2,950,992
                                            -----------    ----------    ------------    -----------    -----------
    Net increase (decrease) in net assets
        from operations .................     1,317,490       321,483      22,402,413     13,761,271      5,269,630
                                            -----------    ----------    ------------    -----------    -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) ...............     5,099,897     1,149,748      30,251,270     17,923,903     11,382,745
    Benefits and other policy-
        related transactions (Note 3) ...    (1,485,166)     (154,351)    (12,461,722)    (6,498,823)    (2,909,569)
    Net transfers among funds and
        guaranteed interest account .....     6,086,532     4,539,465      23,343,531     25,301,886      5,211,758
                                            -----------    ----------    ------------    -----------    -----------
    Net increase (decrease) in net assets
        from policy-related
        transactions.....................     9,701,263     5,534,862      41,133,079     36,726,966     13,684,934
                                            -----------    ----------    ------------    -----------    -----------
NET (INCREASE) DECREASE IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4) ........       (46,809)     (191,983)       (206,574)      (107,895)      (106,424)
                                            -----------    ----------    ------------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
    ATTRIBUTABLE TO POLICYOWNERS ........    10,971,944     5,664,362      63,328,918     50,380,342     18,848,140
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, BEGINNING OF
    PERIOD ..............................     5,664,362            --      87,846,795     37,466,453     18,618,313
                                            -----------    ----------    ------------    -----------    -----------
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, END OF PERIOD .........   $16,636,306    $5,664,362    $151,175,713    $87,846,795    $37,466,453
                                            ===========    ==========    ============    ===========    ===========

----------
See Notes to Financial Statements.
* Commencement of Operations on May 1, 1997.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                      EQUITY SERIES (CONTINUED):
                                            ------------------------------------------------------------------------
                                                              ALLIANCE
                                                             EQUITY INDEX                  MERRILL LYNCH BASIC VALUE
                                                                FUND                              EQUITY FUND
                                            -------------------------------------------    --------------------------
                                                1998            1997           1996            1998          1997*
                                            ------------    ------------    -----------    -----------    ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income ...............   $  2,095,841    $  1,632,603    $  1,145,887   $   126,014    $   26,461
    Net realized gain (loss) ............      5,588,532         435,940      11,903,017       874,115        40,394
    Change in unrealized appreciation
        (depreciation) on investments ...     73,609,890      41,607,202       8,996,459      (226,962)      135,003
                                            ------------    ------------     -----------   -----------    ----------
    Net increase (decrease) in net assets
        from operations .................     81,294,263      43,675,745      22,045,363       773,167       201,858
                                            ------------    ------------     -----------   -----------    ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) ...............     82,390,480      53,262,239      33,692,683     6,388,355     1,097,822
    Benefits and other policy-
        related transactions (Note 3) ...    (34,756,406)    (18,975,147)    (56,493,042)   (1,430,414)     (135,034)
    Net transfers among funds and
        guaranteed interest account .....     74,806,928      67,867,827      23,434,912     8,794,685     4,661,128
                                            ------------    ------------     -----------   -----------    ----------
    Net increase (decrease) in net assets
        from policy-related
        transactions.....................    122,441,002     102,154,919         634,553    13,752,626     5,623,916
                                            ------------    ------------     -----------   -----------    ----------
NET (INCREASE) DECREASE IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4) ........       (229,250)       (136,089)        (66,020)      (62,140)     (204,337)
                                            ------------    ------------     -----------   -----------    ----------
INCREASE (DECREASE) IN NET ASSETS
    ATTRIBUTABLE TO POLICYOWNERS ........    203,506,015     145,694,575      22,613,896    14,463,653     5,621,437
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, BEGINNING OF
    PERIOD ..............................    239,932,086      94,237,511      71,623,615     5,621,437            --
                                            ------------    ------------     -----------   -----------    ----------
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, END OF PERIOD .........   $443,438,101    $239,932,086    $ 94,237,511   $20,085,090    $5,621,437
                                            ============    ============    ============   ===========    ==========

                                                                         EQUITY SERIES (CONTINUED):
                                            -------------------------------------------------------------------------------
                                                                   ALLIANCE                                  MFS
                                                                 COMMON STOCK                             RESEARCH
                                                                     FUND                                   FUND
                                            --------------------------------------------------    -------------------------
                                                 1998                1997             1996            1998           1997*
                                            --------------    --------------    --------------    -----------    ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income ...............   $    1,338,974    $     (767,599)   $    3,505,756    $   (14,907)   $    7,315
    Net realized gain (loss) ............      522,943,560       218,655,522       187,552,444        494,412        88,145
    Change in unrealized appreciation
        (depreciation) on investments ...      122,078,195       272,798,112       112,608,618      3,063,681       249,382
                                            --------------    --------------    --------------    -----------    ----------
    Net increase (decrease) in net assets
        from operations .................      646,360,729       490,686,035       303,666,818      3,543,186       344,842
                                            --------------    --------------    --------------    -----------    ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) ...............      322,874,015       282,279,826       271,193,481      6,795,257     1,177,137
    Benefits and other policy-
        related transactions (Note 3) ...     (250,079,870)     (199,662,183)     (154,302,728)    (1,705,211)     (162,042)
    Net transfers among funds and
        guaranteed interest account .....       24,136,275        56,849,823         4,064,266     12,108,388     6,389,251
                                            --------------    --------------    --------------    -----------    ----------

    Net increase (decrease) in net assets
        from policy-related
        transactions.....................       96,930,420       139,467,466       120,955,019     17,198,434     7,404,346
                                            --------------    --------------    --------------    -----------    ----------
NET (INCREASE) DECREASE IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4) ........       (1,609,215)          (86,740)         (429,232)      (208,262)     (321,159)
                                            --------------    --------------    --------------    -----------    ----------
INCREASE (DECREASE) IN NET ASSETS
    ATTRIBUTABLE TO POLICYOWNERS ........      741,681,934       630,066,761       424,192,605     20,533,358     7,428,029
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, BEGINNING OF
    PERIOD ..............................    2,200,844,640     1,570,777,879     1,146,585,274      7,428,029            --
                                            --------------    --------------    --------------    -----------    ----------
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, END OF PERIOD .........   $2,942,526,574    $2,200,844,640    $1,570,777,879    $27,961,387    $7,428,029
                                            ==============    ==============    ==============    ===========    ==========

----------
See Notes to Financial Statements.
* Commencement of Operations on May 1, 1997.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                           EQUITY SERIES (CONTINUED):
                                            ----------------------------------------------------------------------------------------
                                                                 ALLIANCE                                    ALLIANCE
                                                                 GLOBAL                                   INTERNATIONAL
                                                                  FUND                                        FUND
                                            --------------------------------------------    ---------------------------------------
                                                 1998            1997            1996            1998         1997         1996
                                            ------------    ------------    ------------    -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income ...............   $  2,858,975    $  5,997,760    $  4,705,326    $   707,847   $ 1,089,454   $   411,375
    Net realized gain (loss) ............     50,647,791      56,837,641      23,774,539     (3,596,006)    2,267,768       709,281
    Change in unrealized appreciation
        (depreciation) on investments ...     37,447,314     (12,504,865)     22,092,458      8,296,285    (4,651,627)    1,189,887
                                            ------------    ------------    ------------    -----------   -----------   -----------
    Net increase (decrease) in net assets
        from operations .................     90,954,080      50,330,536      50,572,323      5,408,126    (1,294,405)    2,310,543
                                            ------------    ------------    ------------    -----------   -----------   -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) ...............     78,722,218      85,714,413      96,457,308     13,567,993    14,198,839    12,055,154
    Benefits and other policy-
        related transactions (Note 3) ...    (52,796,664)    (48,793,564)    (43,292,191)    (5,406,284)   (4,716,765)   (2,295,079)
    Net transfers among funds and
        guaranteed interest account .....    (21,919,102)    (89,131,113)     (4,363,741)    (4,357,456)   (3,886,303)   17,095,516
                                            ------------    ------------    ------------    -----------   -----------   -----------
    Net increase (decrease) in net assets
        from policy-related
        transactions.....................      4,006,452     (52,210,264)     48,801,376      3,804,253     5,595,771    26,855,591
                                            ------------    ------------    ------------    -----------   -----------   -----------
NET (INCREASE) DECREASE IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4) ........       (475,143)       (147,270)        (93,415)       (39,453)      (27,091)      (21,865)
                                            ------------    ------------    ------------    -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
    ATTRIBUTABLE TO POLICYOWNERS ........     94,485,389      (2,026,998)     99,280,284      9,172,926     4,274,275    29,144,269
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, BEGINNING OF
    PERIOD ..............................    430,750,306     432,777,304     333,497,020     45,850,482    41,576,207    12,431,938
                                            ------------    ------------    ------------    -----------   -----------   -----------
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, END OF PERIOD .........   $525,235,695    $430,750,306    $432,777,304    $55,023,408   $45,850,482   $41,576,207
                                            ============    ============    ============    ===========   ===========   ===========

                                                                EQUITY SERIES (CONTINUED):
                                            ----------------------------------------------------------------
                                                                                      MORGAN STANLEY
                                                      T. ROWE PRICE               EMERGING MARKETS EQUITY
                                                 INTERNATIONAL STOCK FUND                  FUND
                                            ------------------------------    ------------------------------
                                                 1998              1997*            1998           1997**
                                            -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income ...............   $   138,710       $   (23,939)     $   13,319      $   13,761
    Net realized gain (loss) ............       354,819           (50,331)       (637,290)        (14,566)
    Change in unrealized appreciation
        (depreciation) on investments ...     2,423,801          (820,718)     (1,863,245)     (1,079,388)
                                            -----------       -----------      ----------      ----------
    Net increase (decrease) in net assets
        from operations .................     2,917,330          (894,988)     (2,487,216)     (1,080,193)
                                            -----------       -----------      ----------      ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) ...............     7,881,587         2,268,440       2,442,975         323,739
    Benefits and other policy-
        related transactions (Note 3) ...    (2,527,577)         (295,221)       (488,932)         (7,501)
    Net transfers among funds and
        guaranteed interest account .....     8,401,386        12,953,165       4,158,460       2,483,527
                                            -----------       -----------      ----------      ----------
    Net increase (decrease) in net assets
        from policy-related
        transactions.....................    13,755,396        14,926,384       6,112,503       2,799,765
                                            -----------       -----------      ----------      ----------
NET (INCREASE) DECREASE IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4) ........      (156,349)           60,283         861,681         807,804
                                            -----------       -----------      ----------      ----------
INCREASE (DECREASE) IN NET ASSETS
    ATTRIBUTABLE TO POLICYOWNERS ........    16,516,377        14,091,679       4,486,968       2,527,376
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, BEGINNING OF
    PERIOD ..............................    14,091,679                --       2,527,376              --
                                            -----------       -----------      ----------      ----------
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, END OF PERIOD .........   $30,608,056       $14,091,679      $7,014,344      $2,527,376
                                            ===========       ===========      ==========      ==========

----------
See Notes to Financial Statements.
 * Commencement of Operations on May 1, 1997.
** Commencement of Operations on August 20, 1997.
+  Formerly known as Equitable Variable Life Insurance Company Separate Account
   FP.


                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                        EQUITY SERIES (CONCLUDED):
                                            ----------------------------------------------------------------------------
                                                                ALLIANCE
                                                             AGGRESSIVE STOCK                   WARBURG PINCUS SMALL
                                                                 FUND                            COMPANY VALUE FUND
                                            ----------------------------------------------    --------------------------
                                                1998             1997             1996           1998           1997*
                                            -------------    -------------    ------------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income ...............   $  (1,119,907)   $  (3,987,514)   $ (2,425,125)   $     3,173    $   (23,238)
    Net realized gain (loss) ............       6,840,149      107,947,093     163,630,203       (142,969)       140,194
    Change in unrealized appreciation
        (depreciation) on investments ...      (5,980,406)     (13,921,615)    (33,653,883)    (3,986,631)      (228,709)
                                            -------------    -------------    ------------    -----------    -----------
    Net increase (decrease) in net assets
        from operations .................        (260,164)      90,037,964     127,551,195     (4,126,427)      (111,753)
                                            -------------    -------------    ------------    -----------    -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) ...............     172,792,283      179,662,167     167,830,465     13,378,658      4,397,634
    Benefits and other policy-
        related transactions (Note 3) ...    (115,442,947)    (107,529,554)    (85,246,883)    (4,042,103)      (608,891)
    Net transfers among funds and
        guaranteed interest account .....     (43,660,488)       1,712,877      28,481,572      7,112,707     20,737,304
                                            -------------    -------------    ------------    -----------    -----------
    Net increase (decrease) in net assets
        from policy-related
        transactions.....................      13,688,848       73,845,490     111,065,154     16,449,262     24,526,047
                                            -------------    -------------    ------------    -----------    -----------
NET (INCREASE) DECREASE IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4) ........         308,967         (442,155)       (205,349)        31,073       (114,120)
                                            -------------    -------------    ------------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
    ATTRIBUTABLE TO POLICYOWNERS ........      13,737,651      163,441,299     238,411,000     12,353,908     24,300,174
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, BEGINNING OF
    PERIOD ..............................     957,040,430      793,599,131     555,188,131     24,300,174             --
                                            -------------    -------------    ------------    -----------    -----------
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, END OF PERIOD .........    $970,778,081     $957,040,430    $793,599,131    $36,654,082    $24,300,174
                                             ============     ============    ============    ===========    ===========

                                                          EQUITY SERIES (CONCLUDED):
                                            --------------------------------------------------------
                                             ALLIANCE SMALL CAP GROWTH       MFS EMERGING GROWTH
                                                        FUND                    COMPANIES FUND
                                            --------------------------    --------------------------
                                                1998           1997*         1998            1997*
                                            -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income ...............   $  (211,223)   $   (37,351)   $  (156,515)   $     5,523
    Net realized gain (loss) ............    (7,585,521)       (63,375)     4,270,964        458,032
    Change in unrealized appreciation
        (depreciation) on investments ...     8,009,143        771,812      6,824,857        171,320
                                            -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets
        from operations .................       212,399        671,086     10,939,306        634,875
                                            -----------    -----------    -----------    -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) ...............    14,863,783      2,947,848     11,533,783      1,598,358
    Benefits and other policy-
        related transactions (Note 3) ...    (3,897,615)      (599,875)    (2,705,605)      (294,924)
    Net transfers among funds and
        guaranteed interest account .....    15,043,596     19,670,856     25,975,152      8,886,415
                                            -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets
        from policy-related
        transactions.....................    26,009,764     22,018,829     34,803,330     10,189,849
                                            -----------    -----------    -----------    -----------
NET (INCREASE) DECREASE IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4) ........      (116,777)      (324,052)      (153,261)      (449,170)
                                            -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
    ATTRIBUTABLE TO POLICYOWNERS ........    26,105,386     22,365,863     45,589,375     10,375,554
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, BEGINNING OF
    PERIOD ..............................    22,365,863             --     10,375,554             --
                                            -----------    -----------    -----------    -----------
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, END OF PERIOD .........   $48,471,249    $22,365,863    $55,964,929    $10,375,554
                                            ===========    ===========    ===========    ===========

----------
See Notes to Financial Statements.
* Commencement of Operations on May 1, 1997.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                    ASSET ALLOCATION SERIES:
                                            ------------------------------------------------------------------------
                                                               ALLIANCE                           EQ/PUTNAM
                                                         CONSERVATIVE INVESTORS                    BALANCED
                                                                 FUND                               FUND
                                            --------------------------------------------    ------------------------
                                                1998             1997           1996           1998           1997*
                                            ------------    ------------    ------------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income ...............   $  6,224,160    $  6,151,782    $  6,690,887    $   92,355    $   43,727
    Net realized gain (loss) ............     12,201,904       6,305,200       3,677,543       419,996        31,680
    Change in unrealized appreciation
        (depreciation) on investments ...      5,279,818       8,528,010      (2,661,985)      (10,350)      270,232
                                            ------------    ------------    ------------    ----------    ----------
    Net increase (decrease) in net assets
        from operations .................     23,705,882      20,984,992       7,706,445       502,001       345,639
                                            ------------    ------------    ------------    ----------    ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) ...............     26,438,125      30,425,833      38,133,118     1,733,126       213,829
    Benefits and other policy-related
        transactions (Note 3) ...........    (23,690,706)    (24,998,155)    (25,456,269)     (429,944)      (60,092)
    Net transfers among funds and
        guaranteed interest account .....     (6,267,736)    (18,978,233)    (18,095,700)    2,537,998     1,458,185
                                            ------------    ------------    ------------    ----------    ----------
    Net increase (decrease) in net assets
        from policy-related
        transactions.....................     (3,520,317)    (13,550,555)     (5,418,851)    3,841,180     1,611,922
                                            ------------    ------------    ------------    ----------    ----------
NET (INCREASE) DECREASE IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4) .....       (109,508)       (113,620)        (36,213)     (122,431)     (289,774)
                                            ------------    ------------    ------------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
    ATTRIBUTABLE TO POLICYOWNERS ........     20,076,057       7,320,817       2,251,381     4,220,750     1,667,787
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, BEGINNING OF
    PERIOD ..............................    181,659,297     174,338,480     172,087,099     1,667,787            --
                                            ------------    ------------    ------------    ----------    ----------
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, END OF PERIOD .........   $201,735,354    $181,659,297    $174,338,480    $5,888,537    $1,667,787
                                            ============    ============    ============    ==========    ==========

                                                       ASSET ALLOCATION SERIES:
                                            --------------------------------------------
                                                             ALLIANCE
                                                         GROWTH INVESTORS
                                                               FUND
                                            --------------------------------------------
                                                 1998          1997             1996
                                            ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income ...............   $ 13,057,134    $ 14,710,285    $ 11,757,729
    Net realized gain (loss) ............     85,805,363      53,312,210      75,274,214
    Change in unrealized appreciation
        (depreciation) on investments ...     52,648,959      47,905,948     (14,635,180)
                                            ------------    ------------    ------------
    Net increase (decrease) in net assets
        from operations .................    151,511,456     115,928,443      72,396,763
                                            ------------    ------------    ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) ...............    128,264,748     139,280,509     159,654,177
    Benefits and other policy-related
        transactions (Note 3) ...........    (99,015,298)    (95,656,635)    (81,943,749)
    Net transfers among funds and
        guaranteed interest account .....    (25,554,600)    (35,207,298)     (7,652,116)
                                            ------------    ------------    ------------
    Net increase (decrease) in net assets
        from policy-related
        transactions.....................      3,694,850       8,416,576      70,058,312
                                            ------------    ------------    ------------
NET (INCREASE) DECREASE IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4) .....       (477,628)         79,090         (93,120)
                                            ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
    ATTRIBUTABLE TO POLICYOWNERS ........    154,728,678     124,424,109     142,361,955
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, BEGINNING OF
    PERIOD ..............................    822,663,730     698,239,621     555,877,666
                                            ------------    ------------    ------------
NET ASSETS ATTRIBUTABLE TO
    POLICYOWNERS, END OF PERIOD .........   $977,392,408    $822,663,730    $698,239,621
                                            ============    ============    ============

----------
See Notes to Financial Statements.
* Commencement of Operations on May 1, 1997.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                     ASSET ALLOCATION SERIES (CONCLUDED):
                                              ---------------------------------------------------------------------------------
                                                                  ALLIANCE                               MERRILL LYNCH
                                                                  BALANCED                               WORLD STRATEGY
                                                                   FUND                                      FUND
                                              -----------------------------------------------    ------------------------------
                                                  1998             1997            1996              1998              1997*
                                              -------------    -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income .................   $  9,701,879     $ 11,212,220     $ 10,604,542     $   24,281       $   14,446
    Net realized gain (loss) ..............     44,259,317       27,027,612       33,240,237         19,432           35,369
    Change in unrealized appreciation
        (depreciation) on investments .....     20,466,577       18,495,462         (714,363)       225,660          (37,926)
                                              ------------     ------------     ------------     ----------       ----------
    Net increase (decrease) in net assets
        from operations ...................     74,427,773       56,735,294       43,130,416        269,373           11,889
                                              ------------     ------------     ------------     ----------       ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) .................     46,234,769       48,722,966       60,530,048      1,050,984          334,133
    Benefits and other policy-related
        transactions (Note 3) .............    (48,368,610)     (48,611,396)     (50,274,632)      (294,100)         (41,646)
    Net transfers among funds and
        guaranteed interest account .......     (4,765,223)     (55,377,177)     (22,122,080)     1,271,852        1,374,499
                                              ------------     ------------     ------------     ----------       ----------
    Net increase (decrease) in net assets
        from policy related-transactions ..     (6,899,064)     (55,265,607)     (11,866,664)     2,028,736        1,666,986
                                              ------------     ------------     ------------     ----------       ----------
NET (INCREASE) DECREASE IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4) .......       (304,161)          (4,006)        (134,906)      (119,245)         (94,148)
                                              ------------     ------------     ------------     ----------       ----------
INCREASE (DECREASE) IN NET ASSETS
    ATTRIBUTABLE TO POLICYOWNERS ..........     67,224,548        1,465,681       31,128,846      2,178,864        1,584,727
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS,
    BEGINNING OF PERIOD ...................    431,159,736      429,694,055      398,565,209      1,584,727               --
                                              ------------     ------------     ------------     ----------       ----------
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS,
    END OF PERIOD .........................   $498,384,284     $431,159,736     $429,694,055     $3,763,591       $1,584,727
                                              ============     ============     ============     ==========       ==========

----------
See Notes to Financial Statements.
* Commencement of Operations on May 1, 1997.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1998

1.   General

     Effective January 1, 1997 Equitable Variable Life Insurance Company ("Equitable Variable Life" ) was merged into The Equitable Life Assurance Society of the United States ("Equitable Life" ). From January 1, 1997, Equitable Life is liable in place of Equitable Variable Life for the liabilities and obligations of Equitable Variable Life, including liabilities under policies and contracts issued by Equitable Variable Life, and all of Equitable Variable Life's assets became assets of Equitable Life. The merger had no effect on the net assets of the Separate Account attributable to contractowners. Alliance Capital Management L.P., an indirect, majority-owned subsidiary of Equitable Life, manages The Hudson River Trust (HR Trust) and is investment adviser for all of the investment funds of HR Trust. EQ Financial Consultants, Inc. ("EQFC"), and Equitable Distributors Inc. ("EDI") are wholly owned subsidiaries of Equitable Life. EQFC manages the EQ Advisors Trust (EQ Trust) and has overall responsibility for general management and administration of EQ Trust.

     Equitable Life Separate Account FP (the Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Account consists of twenty-four investment funds: the Alliance Money Market Fund, the Alliance Intermediate Government Securities Fund, the Alliance Quality Bond Fund, the Alliance High Yield Fund, T. Rowe Price Equity Income Fund, the EQ/Putnam Growth and Income Value Fund, Alliance Growth & Income Fund, the Alliance Equity Index Fund, the Merrill Lynch Basic Value Equity Fund, the Alliance Common Stock Fund, the MFS Research Fund, the Alliance Global Fund, the Alliance International Fund, the T. Rowe Price International Stock Fund, the Morgan Stanley Emerging Markets Equity Fund, the Alliance Aggressive Stock Fund, the Warburg Pincus Small Company Value Fund, the Alliance Small Cap Growth Fund, MFS Emerging Growth Companies Fund, the Alliance Conservative Investors Fund, the EQ/Putnam Balanced Fund, the Alliance Growth Investors Fund, the Alliance Balanced Fund, and the Merrill Lynch World Strategy Fund ("the Funds"). The assets in each fund are invested in shares of a corresponding portfolio (Portfolio) of a mutual fund, Class 1A shares of HR Trust or Class 1B shares of EQ Trust (Collectively, the "Trusts"). Class 1A and 1B shares are offered by the Trust at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class 1A shares are not subject to distribution fees imposed pursuant to a distribution plan. Class 1B shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted in 1997 pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that the Trusts, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class 1B shares in respect of activities primarily intended to result in the sale of the Class 1B shares. These fees are reflected in the net asset value of the shares. The Trusts are open-ended, diversified management investment companies that invest separate account assets of insurance companies. Each Portfolio has separate investment objectives.

     EQFC and EDI earns fees from both Trusts under distribution agreements held with the Trusts. EQFC also earns fees under an investment management agreement with the EQ Trust. Alliance earns fees under an investment advisory agreement with the HR Trust.

     The Account supports the operations of Incentive Life, Incentive Life
     2000, Incentive Life Plus(SM), IL Protector(SM) and IL COLI, flexible premium variable life insurance policies, Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, flexible premium joint survivorship variable life insurance policies; and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Policies"). The Incentive Life 2000, Champion 2000 and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life Plus (SM) policies offered with a prospectus dated on or after September 15, 1995, are referred to as Incentive Life Plus (SM) Second Series. Incentive Life Plus policies issued with a prior prospectus are referred to as Incentive Life Plus Original Series. All Policies are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Policies will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

     Receivable/payable for policy-related transactions represent amount due to/from General Account predominately related to premiums, surrenders and death benefits.

     Policyowners may allocate amounts in their individual accounts to the Funds of the Account and/or (except for SP-Flex policies) to the guaranteed interest account of Equitable Life's General Account. Net transfers to
     (from) the guaranteed interest account of the General Account and other Separate Accounts of $56,300,263, $165,714,430 and $(7,511,567) for the
     years ended 1998, 1997 and 1996, respectively, are included in Net Transfers among Funds. The net assets of any Fund of the Account may not be less than the aggregate of the policyowners' accounts allocated to that Fund. Additional assets are set aside in Equitable Life's General Account to provide for (1) the unearned portion of the monthly charges for mortality costs, and (2) other policy benefits, as required under the state insurance law.

+    Formerly known as Equitable Variable Life Insurance Company Separate
     Account FP.


                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

2.   Significant Accounting Policies

     The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments are made in shares of the Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

     Investment transactions are recorded on the trade date. Dividends are recorded by HR Trust as income at the end of each quarter and by EQ Trust in the fourth quarter on the ex-dividend date. Dividend and capital gain distributions are automatically reinvested on the ex-dividend date. Realized gains and losses include gains and losses on redemptions of the Trust's shares (determined on the identified cost basis) and Trust distributions representing the net realized gains on Trust investment transactions are distributed by the Trust at the end of each year.

     The operations of the Account are included in the consolidated federal income tax return of Equitable Life. Under the provisions of the Policies, Equitable Life has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Equitable Life pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account also may be made.

3.   Asset Charges

     Under the Policies, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account currently at annual rates of:

                          MORTALITY AND
                            EXPENSE       MORTALITY   ADMINISTRATIVE   TOTAL
                          -------------   ---------   --------------   -----

   Incentive Life,
   Incentive Life 2000,
   Incentive Life Plus,
     Second Series,
   Champion 2000 (a)           .60%                                     .60%
   IL Plus Original
   Series, IL COLI (b)         .85%                                     .85%
   Survivorship 2000 (a)       .90%                                     .90%
   IL Protector (a)            .80%                                     .80%
   SP Flex (a)                 .85%           .60%         .35%        1.80%
   ----------
   (a) Charged to daily net assets of the Account.
   (b) Charged to Policy Account and is included in Benefits and other policy-related transactions in the Statement of Changes in Net Assets.

     Before amounts are remitted to the Account for Incentive Life, Incentive Life Plus, IL COLI, and the Series 2000 Policies, Equitable Life deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, and Series 2000 Policies) from premiums. Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

     The amounts attributable to Incentive Life, Incentive Life Plus, IL Protector, IL COLI, and the Series 2000 policyowners' accounts are assessed monthly by Equitable Life for mortality and administrative charges. These charges are withdrawn from the Accounts along with amounts for additional benefits. Under the Policies, amounts for certain policy-related transactions (such as policy loans and surrenders) are transferred out of the Separate Account.

     Included in the Withdrawals and Administrative Charges line of the Statement of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

+    Formerly known as Equitable Variable Life Insurance Company Separate
     Account FP.


                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

4.   Amounts Retained by Equitable Life in Separate Account FP

     The amount retained by Equitable Life (surplus) in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges and administrative charges accumulated in the account, and
     (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Policies. Amounts retained by Equitable Life are not subject to charges for mortality and expense charges and administrative charges.

     Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

     The following table shows the surplus contributions (withdrawals) by Equitable Life by investment fund:

                                                                    YEARS ENDED DECEMBER 31,
                                                           -------------------------------------------
          INVESTMENT FUND                                     1998            1997            1996
          ---------------                                     ----            ----            ----
          Fixed Income Series:
             Alliance Money Market                         $  (1,591,380)            --            --
             Alliance Intermediate Government Securities        (685,662)            --            --
             Alliance Quality Bond                            (1,509,018)            --     $(125,000)
             Alliance High Yield                              (1,839,368)            --            --
          Equity Series:
             T. Rowe Price Equity Income                      (1,667,503)    $1,300,000            --
             EQ/Putnam Growth & Income Value                  (1,391,562)     1,200,000            --
             Alliance Growth & Income                         (1,285,852)            --       (75,000)
             Alliance Equity Index                            (2,293,340)            --            --
             Merrill Lynch Basic Value Equity                 (1,459,281)     1,200,000            --
             Alliance Common Stock                           (17,381,053)            --      (185,000)
             MFS Research                                     (2,558,541)     2,000,000            --
             Alliance Global                                  (3,632,595)            --            --
             Alliance International                             (398,118)            --            --
             T. Rowe Price International Stock                (4,170,518)     4,000,000            --
             Morgan Stanley Emerging Markets Equity              (21,425)     4,000,000            --
             Alliance Aggressive Stock                        (6,122,856)            --      (125,000)
             Warburg Pincus Small Company Value                 (790,600)       600,000            --
             Alliance Small Cap Growth                        (1,675,446)     1,200,000            --
             MFS Emerging Growth Companies                    (2,732,997)     2,000,000            --
          Asset Allocation Series:
             Alliance Conservative Investors                  (1,502,507)            --       (80,000)
             EQ/Putnam Balanced                               (2,310,799)     2,000,000            --
             Alliance Growth Investors                        (5,613,223)            --      (175,000)
             Alliance Balanced                                (3,367,411)            --       (90,000)
             Merrill Lynch World Strategy                       (861,511)     2,000,000            --

5.   Distribution and Servicing Agreements

     Equitable Life has entered into Distribution and Servicing Agreements with EQFC, an affiliate of Equitable Life, and EDI, whereby registered representatives of EQFC, authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. The registered representatives are compensated on a commission basis by Equitable Life.

6.   Investment Returns

     The tables on the following pages show the gross and net investment returns with respect to the Funds for the periods shown. The net return for each Fund is based upon beginning and ending net unit value for a policy and is not based on the average net assets in the Fund during such period. Gross return is equal to the total return earned by the underlying Trust investment which is after deduction of trust expense.

     The Separate Account rates of return attributable to Incentive Life, Incentive Life 2000, Incentive Life Plus Second Series and Champion 2000 policyowners are different than those attributable to Survivorship 2000, Incentive Life Plus Original Series, IL Protector, IL COLI, and to SP-Flex policyowners because asset charges are deducted at different rates under each policy (see Note 3).

+    Formerly known as Equitable Variable Life Insurance Company Separate
     Account FP.


                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

RATES OF RETURN:
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
------------------

FIXED INCOME SERIES:

                                                                          YEARS ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET FUND           1998      1997      1996      1995     1994      1993      1992      1991      1990     1989
--------------------------           ----      ----      ----      ----     ----      ----      ----      ----      ----     ----
Gross return ...................     5.34%     5.42%     5.33%     5.74%     4.02%     3.00%     3.56%     6.18%     8.24%   9.18%
Net return .....................     4.71%     4.79%     4.70%     5.11%     3.39%     2.35%     2.94%     5.55%     7.59%   8.53%

                                                                                                                      APRIL 1(a) TO
                                                                          YEARS ENDED DECEMBER 31,                     DECEMBER 31,
                                                    ----------------------------------------------------------------  -------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND    1998       1997       1996       1995     1994     1993    1992        1991
------------------------------------------------    ----       ----       ----       ----     ----     ----    ----        ----
Gross return ...................................    7.74%      7.29%      3.78%     13.33%   (4.37)%  10.58%   5.60%      12.26%
Net return .....................................    7.10%      6.65%      3.15%     12.65%   (4.95)%   9.88%   4.96%      11.60%

                                                                                                   OCTOBER 1(a) TO
                                                             YEARS ENDED DECEMBER 31,                DECEMBER 31,
                                                   ----------------------------------------        ---------------
ALLIANCE QUALITY BOND FUND                          1998    1997    1996     1995    1994              1993
--------------------------                          ----    ----    ----     ----    ----              ----
Gross return ..............................         8.69%   9.14%   5.36%   17.02%  (5.10)%           (0.51)%
Net return ................................         8.03%   8.49%   4.73%   16.32%  (5.67)%           (0.66)%

                                                                         YEARS ENDED DECEMBER 31,
                                     ---------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD FUND              1998      1997     1996     1995    1994      1993     1992     1991    1990     1989
------------------------              ----      ----     ----     ----    ----      ----     ----     ----    ----     ----
Gross return .....................   (5.15)%   18.47%   22.89%   19.92%  (2.79)%   23.15%   12.31%   24.46%  (1.12)%   5.13%
Net return .......................   (5.72)%   17.76%   22.14%   19.20%  (3.37)%   22.41%   11.64%   23.72%  (1.71)%   4.50%

EQUITY SERIES:

                                                     YEAR ENDED     MAY 1(a) TO
                                                    DECEMBER 31,    DECEMBER 31,
                                                    ------------    ------------
T. ROWE PRICE EQUITY INCOME FUND                        1998            1997
--------------------------------                        ----            ----
Gross return ...................................        9.11%          22.11%
Net return .....................................        8.42%          21.64%

                                                     YEAR ENDED     MAY 1(a) TO
                                                     DECEMBER 31,   DECEMBER 31,
                                                     ------------   ------------
EQ/PUTNAM GROWTH & INCOME VALUE FUND                    1998           1997
------------------------------------                    ----           ----
Gross return .....................................     12.75%         16.23%
Net return .......................................     12.14%         15.75%

                                                                                                OCTOBER 1(a) TO
                                                YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                        -------------------------------------------------        ------------
ALLIANCE GROWTH & INCOME FUND            1998       1997       1996       1995       1994           1993
-----------------------------            ----       ----       ----       ----       ----           ----
Gross return ......................     20.86%     26.90%     20.09%     24.07%     (0.58)%        (0.25)%
Net return ........................     20.14%     25.99%     19.36%     23.33%     (1.17)%        (0.41)%

                                                                                      SEPTEMBER 30(a)
                                               YEARS ENDED DECEMBER 31,               TO DECEMBER 31,
                                        ----------------------------------------      ---------------
ALLIANCE EQUITY INDEX FUND               1998       1997       1996       1995            1994
--------------------------              -------    -------    -------    -------         -------
Gross return ......................     28.07%     32.58%     22.39%     36.48%           1.08%
Net return ........................     27.30%     31.77%     21.65%     35.66%           0.58%

----------

* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
+    Formerly known as Equitable Variable Life Insurance Company Separate
     Account FP.


                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

RATES OF RETURN (CONTINUED):
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
------------------

EQUITY SERIES (CONTINUED):

                                                  YEAR ENDED       MAY 1(a) TO
                                                 DECEMBER 31,      DECEMBER 31,
                                                 ------------      ------------

MERRILL LYNCH BASIC VALUE EQUITY FUND                1998              1997
-------------------------------------                ----              ----
Gross return..................................       11.59%            16.99%
Net return....................................       10.91%            16.55%

                                                                    YEARS ENDED DECEMBER 31,
                                  -----------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK FUND          1998      1997     1996     1995     1994     1993      1992     1991     1990     1989
-------------------------           ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return.....................  29.39%    29.40%   24.28%   32.45%   (2.14)%  24.84%    3.22%    37.88%   (8.12)%  25.59%
Net return.......................  28.61%    28.44%   23.53%   31.66%   (2.73)%  24.08%    2.60%    37.06%   (8.67)%  24.84%

                                                  YEAR ENDED            MAY 1(a) TO
                                                 DECEMBER 31,          DECEMBER 31,
                                               -----------------     ----------------
MFS RESEARCH FUND                                    1998                  1997
-----------------                                    ----                  ----
Gross return..................................       24.11%                16.07%
Net return....................................       23.36%                15.59%

                                                                    YEARS ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
ALLIANCE GLOBAL FUND                1998      1997     1996     1995     1994     1993      1992     1991     1990     1989
--------------------                ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return.....................  21.80%    11.66%   14.60%   18.81%    5.23%   32.09%   (0.50)%   30.55%   (6.07)%  26.93%
Net return.......................  21.07%    10.88%   13.91%   18.11%    4.60%   31.33%   (1.10)%   29.77%   (6.63)%  26.17%

                                                                                    APRIL 3(a) TO
                                            YEARS ENDED DECEMBER 31,                 DECEMBER 31,
                                  --------------------------------------------    ----------------
ALLIANCE INTERNATIONAL FUND            1998            1997          1996               1995
---------------------------            ----            ----          ----              ------
Gross return.....................     10.57%          (2.98)%        9.82%             11.29%
Gross return.....................      9.90%          (3.63)%        9.15%             10.79%

                                                  YEAR ENDED            MAY 1(a) TO
                                                 DECEMBER 31,          DECEMBER 31,
                                               -----------------     ----------------
T. ROWE PRICE INTERNATIONAL STOCK FUND               1998                  1997
--------------------------------------               ----                  ----
Gross return..................................       13.68%              (1.49)%
Net return....................................       13.01%              (1.90)%

                                                  YEAR ENDED          AUGUST 20(a) TO
                                                 DECEMBER 31,          DECEMBER 31,
                                               -----------------     -----------------
MORGAN STANLEY EMERGING MARKETS EQUITY FUND          1998                  1997
-------------------------------------------          ----                  ----
Gross return..................................      (27.10)%              (20.16)%
Net return....................................      (27.46)%              (20.37)%

                                                                    YEARS ENDED DECEMBER 31,
                                  ------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK FUND      1998      1997     1996     1995     1994     1993      1992     1991     1990     1989
------------------------------      ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return.....................   0.29%    10.94%   22.20%   31.63%   (3.81)%  16.77%   (3.16)%   86.86%    8.17%   43.50%
Net return.......................  (0.31)%   10.14%   21.46%   30.85%   (4.39)%  16.05%   (3.74)%   85.75%    7.51%   42.64%

                                                  YEAR ENDED           MAY 1(a) TO
                                                 DECEMBER 31,          DECEMBER 31,
                                               -----------------     --------------
WARBURG PINCUS SMALL COMPANY VALUE FUND              1998                  1997
---------------------------------------              ----                  ----
Gross return..................................      (10.02)%               19.15%
Net return....................................      (10.55)%               18.65%

----------
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
+    Formerly known as Equitable Variable Life Insurance Company Separate
     Account FP.


                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

RATES OF RETURN (CONTINUED):
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
------------------

EQUITY SERIES (CONCLUDED):

                                                  YEAR ENDED           MAY 1(a) TO
                                                 DECEMBER 31,          DECEMBER 31,
                                               -----------------     -----------------
ALLIANCE SMALL CAP GROWTH FUND                       1998                  1997
------------------------------                       ----                  ----
Gross return..................................       (4.28)%               26.74%
Net return....................................       (4.85)%               26.18%

                                                  YEAR ENDED           MAY 1(a) TO
                                                 DECEMBER 31,          DECEMBER 31,
                                               -----------------     -----------------
MFS EMERGING GROWTH COMPANIES FUND                   1998                  1997
----------------------------------                   ----                  ----
Gross return..................................       34.57%                22.42%
Net return....................................       33.71%                21.95%

ASSET ALLOCATION SERIES:

                                                                                                         OCTOBER 2(a)
                                                                                                             TO
ALLIANCE CONSERVATIVE                              YEARS ENDED DECEMBER 31,                              DECEMBER 31,
----------------------  ----------------------------------------------------------------------------     ------------
INVESTORS FUND           1998     1997     1996    1995     1994     1993     1992     1991     1990         1989
--------------           ----     ----     ----    ----     ----     ----     ----     ----     ----         ----
Gross return.........   13.88%   13.25%   5.21%   20.40%   (4.10)%  10.76%    5.72%   19.87%    6.37%        3.09%
Net return...........   13.20%   12.55%   4.57%   19.68%   (4.67)%  10.15%    5.09%   19.16%    5.73%        2.94%

                                                  YEAR ENDED            MAY 1(a) TO
                                                 DECEMBER 31,          DECEMBER 31,
                                               ------------------    ------------------
EQ/PUTNAM BALANCED FUND                              1998                   1997
-----------------------                              ----                   ----
Gross return..................................       11.92%                 14.38%
Net return....................................       11.14%                 14.02%

                                                                                                                    OCTOBER 2(a)
                                                                                                                         TO
                                                                YEARS ENDED DECEMBER 31,                            DECEMBER 31,
                                  -----------------------------------------------------------------------------   -----------------
ALLIANCE GROWTH INVESTORS FUND    1998     1997     1996     1995     1994     1993     1992     1991     1990         1989
------------------------------    ----     ----     ----     ----     ----     ----     ----     ----     ----         ----
Gross return................     19.13%   16.87%   12.61%   26.37%   (3.15)%  15.26%    4.90%   48.89%   10.66%       3.98%
Net return..................     18.41%   16.07%   11.93%   25.62%   (3.73)%  14.58%    4.27%   48.01%   10.00%       3.82%

                                                                    YEARS ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
ALLIANCE BALANCED FUND              1998      1997     1996     1995     1994     1993      1992     1991     1990     1989
----------------------              ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return.....................  18.11%    15.06%   11.68%   19.75%   (8.02)%  12.28%   (2.84)%   41.26%    0.24 %  25.83%
Net return.......................  17.40%    14.30%   11.00%   19.03%   (8.57)%  11.64%   (3.42)%   40.42%   (0.36)%  25.08%

                                                  YEAR ENDED           MAY 1(a) TO
                                                 DECEMBER 31,          DECEMBER 31,
                                               -----------------     -----------------
MERRILL LYNCH WORLD STRATEGY FUND                    1998                  1997
---------------------------------                    ----                  ----
Gross return..................................      6.81%                 4.70%
Net return....................................      6.18%                 4.29%

----------
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
+    Formerly known as Equitable Variable Life Insurance Company Separate
     Account FP.


                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

RATES OF RETURN (CONTINUED):
SURVIVORSHIP 2000
-----------------

FIXED INCOME SERIES:

                                                                                                             AUGUST 17(a)
                                                                                                                  TO
                                                                    YEARS ENDED DECEMBER 31,                 DECEMBER 31,
                                                 --------------------------------------------------------  ---------------
ALLIANCE MONEY MARKET FUND                         1998     1997     1996      1995     1994     1993          1992
--------------------------                         ----     ----     ----      ----     ----     ----          ----
Gross return...................................    5.34%    5.42%    5.33%    5.74%     4.02%    3.00%         1.11%
Net return.....................................    4.39%    4.47%    4.38%    4.80%     3.08%    2.04%         0.77%

                                                                                                            AUGUST 17(a)
                                                                                                                 TO
                                                                     YEARS ENDED DECEMBER 31,               DECEMBER 31,
                                                 --------------------------------------------------------  ---------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND   1998     1997     1996      1995     1994     1993          1992
------------------------------------------------   ----     ----     ----      ----     ----     ----          ----
Gross return...................................    7.74%    7.29%    3.78%    13.33%   (4.37)%  10.58%         0.90%
Net return.....................................    6.78%    6.33%    2.84%    12.31%   (5.23)%   9.55%         0.56%

                                                                                                  OCTOBER 1(a) TO
                                                            YEARS ENDED DECEMBER 31,                DECEMBER 31,
                                                 -----------------------------------------------  -----------------
ALLIANCE QUALITY BOND FUND                         1998     1997     1996      1995     1994            1993
--------------------------                         ----     ----     ----      ----     ----            ----
Gross return...................................    8.69%    9.14%    5.36%    17.02%   (5.10)%        (0.51)%
Net return.....................................    7.71%    8.16%    4.41%    15.97%   (5.95)%        (0.73)%

                                                                                                            AUGUST 17(a)
                                                                                                                TO
                                                                       YEARS ENDED DECEMBER 31,             DECEMBER 31,
                                                 --------------------------------------------------------  ---------------
ALLIANCE HIGH YIELD FUND                           1998     1997     1996      1995     1994     1993          1992
-------------------------                          ----     ----     ----      ----     ----     ----          ----
Gross return...................................   (5.15)%  18.47%   22.89%    19.92%   (2.79)%  23.15%         1.84%
Net return.....................................   (6.00)%  17.40%   21.77%    18.84%   (3.66)%  22.04%         1.50%

EQUITY SERIES:

                                                    YEAR ENDED           MAY 1(a) TO
                                                   DECEMBER 31,         DECEMBER 31,
                                                 -----------------     --------------
T. ROWE PRICE EQUITY INCOME FUND                       1998                 1997
--------------------------------                       ----                 ----
Gross return...................................       9.11%                22.11%
Net return.....................................       8.09%                21.40%

                                                   YEAR ENDED           MAY 1(a) TO
                                                  DECEMBER 31,          DECEMBER 31,
                                                 ----------------     ---------------
EQ/PUTNAM GROWTH & INCOME VALUE FUND                   1998                 1997
------------------------------------                   ----                 ----
Gross return...................................       12.75%               16.23%
Net return.....................................       11.81%               15.52%



                                                                                                   OCTOBER 1(a) TO
                                                            YEARS ENDED DECEMBER 31,                DECEMBER 31,
                                                 ------------------------------------------------  ----------------
ALLIANCE GROWTH & INCOME FUND                       1998     1997     1996     1995     1994            1993
-----------------------------                       ----     ----     ----     ----     ----            ----
Gross return...................................    20.86%   26.90%   20.09%   24.07%   (0.58)%        (0.25)%
Net return.....................................    19.78%   25.61%   19.00%   22.96%   (1.47)%        (0.48)%

                                                                                          MARCH 1(a) TO
                                                       YEARS ENDED DECEMBER 31,            DECEMBER 31,
                                                 --------------------------------------  -----------------
ALLIANCE EQUITY INDEX FUND                         1998      1997     1996     1995            1994
--------------------------                         ----      ----     ----     ----            ----
Gross return...................................     28.07%  32.58%   22.39%   36.48%          1.08%
Net return.....................................     26.92%  31.38%   21.28%   35.26%          0.33%

----------
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
+    Formerly known as Equitable Variable Life Insurance Company Separate
     Account FP.


                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

RATES OF RETURN (CONTINUED):
SURVIVORSHIP 2000
-----------------

EQUITY SERIES (CONTINUED):

                                                    YEAR ENDED           MAY 1(a) TO
                                                   DECEMBER 31,          DECEMBER 31,
                                                 -----------------     -----------------
MERRILL LYNCH BASIC VALUE EQUITY FUND                  1998                  1997
-------------------------------------                  ----                  ----
Gross return...................................        11.59%                16.99%
Net return.....................................        10.58%                16.32%

                                                                                                            AUGUST 17(a)
                                                                                                                 TO
                                                                 YEARS ENDED DECEMBER 31,                   DECEMBER 31,
                                                 --------------------------------------------------------  ---------------
ALLIANCE COMMON STOCK FUND                         1998     1997     1996      1995     1994     1993          1992
--------------------------                         ----     ----     ----      ----     ----     ----          ----
Gross return...................................   29.39%   29.40%   24.28%    32.45%   (2.14)%  24.84%         5.28%
Net return.....................................   28.22%   28.06%   23.15%    31.26%   (3.02)%  23.70%         4.93%

                                                   YEAR ENDED            MAY 1(a) TO
                                                  DECEMBER 31,          DECEMBER 31,
                                                 ----------------      --------------
MFS RESEARCH FUND                                      1998                 1997
-----------------                                      ----                 ----
Gross return...................................        24.11%               16.07%
Net return.....................................        22.99%               15.36%

                                                                                                            AUGUST 17(a)
                                                                                                                TO
                                                                     YEARS ENDED DECEMBER 31,               DECEMBER 31,
                                                 --------------------------------------------------------  ---------------
ALLIANCE GLOBAL FUND                               1998     1997     1996      1995     1994     1993          1992
--------------------                               ----     ----     ----      ----     ----     ----          ----
Gross return...................................   21.80%   11.66%   14.60%    18.81%    5.23%   32.09%         4.87%
Net return.....................................   20.70%   10.54%   13.56%    17.75%    4.29%   30.93%         4.52%

                                                                                      APRIL 3(a) TO
                                                     YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                                 ----------------------------------  ----------------
ALLIANCE INTERNATIONAL FUND                          1998       1997       1996            1995
---------------------------                          ----       ----       ----            ----
Gross return...................................      10.57%    (2.98)%     9.82%          11.29%
Net return.....................................       9.57%    (3.93)%     8.82%          10.55%

                                                    YEAR ENDED           MAY 1(a) TO
                                                   DECEMBER 31,          DECEMBER 31,
                                                 -----------------     -----------------
T. ROWE PRICE INTERNATIONAL STOCK FUND                 1998                  1997
--------------------------------------                 ----                  ----
Gross return...................................        13.68%                (1.49)%
Net return.....................................        12.67%                (2.10)%

                                                    YEAR ENDED         AUGUST 20(a) TO
                                                   DECEMBER 31,          DECEMBER 31,
                                                 -----------------     -----------------
MORGAN STANLEY EMERGING MARKETS EQUITY FUND            1998                  1997
-------------------------------------------            ----                  ----
Gross return...................................       (27.10)%              (20.16)%
Net return.....................................       (27.68)%              (20.46)%

----------
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
+    Formerly known as Equitable Variable Life Insurance Company Separate
     Account FP.


                                     FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

RATES OF RETURN (CONTINUED):
SURVIVORSHIP 2000
-----------------

EQUITY SERIES (CONCLUDED):

                                                                                                            MARCH 1(a) TO
                                                                YEARS ENDED DECEMBER 31,                    DECEMBER 31,
                                                 --------------------------------------------------------  ----------------
ALLIANCE AGGRESSIVE STOCK FUND                     1998     1997     1996      1995     1994     1993           1992
------------------------------                     ----     ----     ----      ----     ----     ----           ----
Gross return...................................    0.29 %  10.94%   22.20%    31.63%   (3.81)%  16.77%          11.49%
Net return.....................................   (0.62)%   9.81%   21.09%    30.46%   (4.68)%  15.70%          11.11%

                                                    YEAR ENDED           MAY 1(a) TO
                                                   DECEMBER 31,          DECEMBER 31,
                                                 -----------------     ----------------
WARBURG PINCUS SMALL COMPANY VALUE FUND                1998                  1997
---------------------------------------                ----                  ----
Gross return...................................       (10.02)%               19.15%
Net return.....................................       (10.82)%               18.41%

                                                    YEAR ENDED           MAY 1(a) TO
                                                   DECEMBER 31,          DECEMBER 31,
                                                 -----------------     ----------------
ALLIANCE SMALL CAP GROWTH FUND                         1998                  1997
------------------------------                         ----                  ----
Gross return...................................       (4.28)%               26.74%
Net return.....................................       (5.14)%               25.92%

                                                    YEAR ENDED           MAY 1(a) TO
                                                   DECEMBER 31,          DECEMBER 31,
                                                 -----------------     ----------------
MFS EMERGING GROWTH COMPANIES FUND                     1998                  1997
----------------------------------                     ----                  ----
Gross return...................................        34.57%                22.42%
Net return.....................................        33.31%                21.70%

ASSET ALLOCATION SERIES:

                                                                                                            AUGUST 17(a)
                                                                                                                 TO
                                                                     YEARS ENDED DECEMBER 31,                DECEMBER 31,
                                                 --------------------------------------------------------  ---------------
ALLIANCE CONSERVATIVE INVESTORS FUND               1998     1997     1996      1995     1994     1993           1992
------------------------------------               ----     ----     ----      ----     ----     ----           ----
Gross return...................................   13.88%   13.25%    5.21%    20.40%   (4.10)%  10.76%           1.38%
Net return.....................................   12.85%   12.21%    4.26%    19.32%   (4.96)%   9.81%           1.04%

                                                    YEAR ENDED           MAY 1(a) TO
                                                   DECEMBER 31,          DECEMBER 31,
                                                 -----------------     -----------------
EQ/PUTNAM BALANCED FUND                                1998                  1997
-----------------------                                ----                  ----
Gross return...................................        11.92%               14.38%
Net return.....................................        10.81%               13.79%

                                                                                                            AUGUST 17(a)
                                                                                                                 TO
                                                                       YEARS ENDED DECEMBER 31,              DECEMBER 31,
                                                 --------------------------------------------------------  ---------------
ALLIANCE GROWTH INVESTORS FUND                     1998     1997     1996      1995     1994     1993          1992
------------------------------                     ----     ----     ----      ----     ----     ----          ----
Gross return...................................   19.13%   16.87%   12.61%    26.37%   (3.15)%  15.26%         6.89%
Net return.....................................   18.06%   15.72%   11.59%    25.24%   (4.02)%  14.24%         6.53%

                                                                                                            AUGUST 17(a)
                                                                                                                TO
                                                                      YEARS ENDED DECEMBER 31,              DECEMBER 31,
                                                 --------------------------------------------------------  ---------------
ALLIANCE BALANCED FUND                             1998     1997     1996      1995     1994     1993          1992
----------------------                             ----     ----     ----      ----     ----     ----          ----
Gross return...................................   18.11%   15.06%   11.68%    19.75%   (8.02)%  12.28%         5.37%
Net return.....................................   17.05%   13.96%   10.67%    18.68%   (8.84)%  11.30%         5.02%

                                                YEAR ENDED         MAY 1(a) TO
                                               DECEMBER 31,        DECEMBER 31,
                                             -----------------   ---------------
MERRILL LYNCH WORLD STRATEGY FUND                  1998                1997
---------------------------------                  ----                ----
Gross return...............................        6.81%               4.70%
Net return.................................        5.86%               4.08%

----------
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
+    Formerly known as Equitable Variable Life Insurance Company Separate
     Account FP.


                                     FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

RATES OF RETURN (CONTINUED):
INCENTIVE LIFE PLUS ORIGINAL SERIES*(b)
---------------------------------------

FIXED INCOME SERIES:

                                                                  YEARS ENDED DECEMBER 31,
                                        -----------------------------------------------------------------------------
                                                1998               1997               1996               1995
                                                ----               ----               ----               ----
Alliance Money Market Fund............          5.34 %             5.42%              5.33%              5.69%
Alliance Intermediate Government
Securities Fund.......................          7.74 %             7.29%              3.78%             13.31%
Alliance Quality Bond Fund............          8.69 %             9.14%              5.36%             17.13%
Alliance High Yield Fund..............         (5.15)%            18.47%             22.89%             19.95%

EQUITY SERIES:

                                          YEAR ENDED DECEMBER 31,       MAY 1 TO DECEMBER 31,(a)
                                        -------------------------     ----------------------------
                                                    1998                        1997
                                                    ----                        ----
T. Rowe Price Equity Income Fund......               9.11%                       22.13%
EQ/Putnam Growth & Income
Value Fund............................              12.75%                       14.48%

                                                                    YEARS ENDED DECEMBER 31,
                                        -------------------------------------------------------------------------------------------
                                                 1998                    1997                  1996                  1995
                                                 ----                    ----                  ----                  ----
Alliance Growth & Income Fund.........           20.86%                 26.90%                20.09%                 24.38%
Alliance Equity Index Fund............           28.07%                 32.57%                22.38%                 36.53%

                                              YEAR ENDED               MAY 1 TO
                                             DECEMBER 31,          DECEMBER 31, (a)
                                        ----------------------- -----------------------
                                                 1998                    1997
                                                 ----                    ----

Merrill Lynch Basic Value
Equity Fund...........................           11.59%                   17.02%

                                                                    YEARS ENDED DECEMBER 31,
                                        -------------------------------------------------------------------------------------------
                                                 1998                    1997                  1996                  1995
                                                 ----                    ----                  ----                  ----
Alliance Common Stock Fund............           29.39%                  29.40%                24.28%                33.07%

                                              YEAR ENDED               MAY 1 TO
                                             DECEMBER 31,          DECEMBER 31, (a)
                                        ----------------------- -----------------------
                                                 1998                    1997
                                                 ----                    ----
MFS Research Fund.....................           24.11%                  16.05%

                                                                    YEARS ENDED DECEMBER 31,
                                        -------------------------------------------------------------------------------------------
                                                 1998                    1997                  1996                  1995
                                                 ----                    ----                  ----                  ----
Alliance Global Fund..................           21.80%                  11.66%                14.60%                19.38%

                                                YEARS ENDED DECEMBER 31,                 APRIL 30 TO DECEMBER 31, (a)
                                        -------------------------------------       -----------------------------------
                                                1998                1997                 1996                1995
                                                ----                ----                 ----                ----
Alliance International Fund...........          10.57%             (3.05)%              9.81%              11.29%

----------
 *   Sales of Incentive Life Plus Original Series commenced on January 6, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The returns for the periods indicated are not annual rates of return.
(b) There are no Separate Account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1995 indicated is not an annualized rate of return.
+    Formerly known as Equitable Variable Life Insurance Company Separate
     Account FP.


                                     FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

RATES OF RETURN (CONTINUED):
INCENTIVE LIFE PLUS ORIGINAL SERIES*(b)
---------------------------------------

EQUITY SERIES (CONCLUDED):

                                             YEAR ENDED              MAY 1 TO
                                            DECEMBER 31,         DECEMBER 31,(a)
                                        ---------------------  -----------------
                                                1998                   1997
                                                ----                   ----
T. Rowe Price International
Stock Fund............................         13.68%                (1.50)%

                                             YEAR ENDED           AUGUST 20 TO
                                           DECEMBER 31,         DECEMBER 31, (a)
                                        ---------------------  -----------------

                                                1998                   1997
                                                ----                   ----
Morgan Stanley Emerging Markets
Equity Fund...........................          (27.10)%              (20.19)%

                                                                     YEARS ENDED DECEMBER 31,
                                        -------------------------------------------------------------------------------
                                                1998                   1997                1996                1995
                                                ----                   ----                ----                ----
Alliance Aggressive Stock Fund........          0.29%                 10.94%              22.20%              33.00%

                                             YEAR ENDED            MAY 1 TO
                                            DECEMBER 31,       DECEMBER 31, (a)
                                        ------------------   -----------------
                                                1998                 1997
                                                ----                 ----
Warburg Pincus Small Company
Value Fund............................          (10.02)%             19.13%
Alliance Small Cap Growth Fund........           (4.28)%             26.69%
MFS Emerging Growth
Companies Fund........................            34.57%             22.44%

ASSET ALLOCATION SERIES:

                                                                     YEARS ENDED DECEMBER 31,
                                        ------------------------------------------------------------------------------------
                                                1998                   1997                1996                1995
                                                ----                   ----                ----                ----
Alliance Conservative Investors Fund..         13.88%                  13.25%              5.21%               20.59%

                                             YEAR ENDED             MAY 1 TO
                                            DECEMBER 31,        DECEMBER 31, (a)
                                        -------------------    -----------------
                                                1998                   1997
                                                ----                   ----
EQ/Putnam Balanced Fund...............         11.92%                  14.48%

                                                                     YEARS ENDED DECEMBER 31,
                                        ------------------------------------------------------------------------------------
                                                1998                   1997                 1996               1995
                                                ----                   ----                 ----               ----
Alliance Growth Investors Fund........         19.13%                 16.87%                12.61%             26.92%
Alliance Balanced Fund................         18.11%                 15.06%                11.68%             20.32%

                                             YEAR ENDED             MAY 1 TO
                                            DECEMBER 31,        DECEMBER 31, (a)
                                        ---------------------  -----------------
                                                1998                   1997
                                                ----                   ----
Merrill Lynch World Strategy Fund.....          6.81%                  4.71%

----------
*    Sales of Incentive Life Plus Original Series commenced on January 6, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The returns for the periods indicated are not annual rates of return.
(b) There are no Separate Account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1995 indicated is not an annualized rate of return.
+    Formerly known as Equitable Variable Life Insurance Company Separate
     Account FP.


                                     FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

RATES OF RETURN (CONTINUED):
IL PROTECTOR*
-------------

FIXED INCOME SERIES:

                                                       YEARS ENDED DECEMBER 31,                  AUGUST 5(a) TO DECEMBER 31,
                                             ---------------------------------------------      -----------------------------
                                                   1998                        1997                        1996
                                                   ----                        ----                        ----
ALLIANCE MONEY MARKET FUND
--------------------------
Gross return .........................             5.34%                       5.42%                      5.33%
Net return ...........................             4.50%                       4.57%                      2.98%

ALLIANCE INTERMEDIATE GOVERNMENT
--------------------------------
SECURITIES
----------
Gross return .........................             7.74%                       7.29%                      3.78%
Net return ...........................             6.88%                       6.43%                      4.49%

ALLIANCE QUALITY BOND FUND
--------------------------
Gross return .........................             8.69%                       9.14%                      5.36%
Net return ...........................             7.82%                       8.27%                      7.86%

ALLIANCE HIGH YIELD FUND
------------------------
Gross return .........................            (5.15)%                     18.47%                     22.89%
Net return ...........................            (5.91)%                     17.52%                     13.90%

EQUITY SERIES:

                                                YEAR ENDED
                                                DECEMBER 31,          MAY 1(a) TO DECEMBER 31,
                                          -----------------------    ---------------------------
                                                   1998                        1997
                                                   ----                        ----
T. ROWE PRICE EQUITY INCOME FUND
--------------------------------
Gross return .........................             9.11%                      22.11%
Net return ...........................             8.20%                      21.48%

EQ/PUTNAM GROWTH & INCOME
-------------------------
VALUE FUND
----------
Gross return .........................            12.75%                      16.23%
Net return ...........................            11.92%                      13.87%

                                                       YEARS ENDED DECEMBER 31,              AUGUST 5(a) TO DECEMBER, 31,
                                               --------------------------------------     ---------------------------------
                                                   1998                        1997                    1996
                                                   ----                        ----                    ----
ALLIANCE GROWTH & INCOME FUND
-----------------------------
Gross return .........................            20.86%                      26.90%                 20.09%
Net return ...........................            19.90%                      25.74%                 15.63%

ALLIANCE EQUITY INDEX FUND
--------------------------
Gross return .........................            28.07%                      32.58%                 22.39%
Net return ...........................            27.05%                      31.51%                 16.25%

----------
*    Sales of Incentive Life Protector commenced on August 5, 1996.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The returns for the periods indicated are not annualized rates of return.
+    Formerly known as Equitable Variable Life Insurance Company Separate
     Account FP.


                                     FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

RATES OF RETURN (CONTINUED):
IL PROTECTOR*
-------------

EQUITY SERIES (CONTINUED):

                                          YEAR ENDED DECEMBER 31,     MAY 1(a) TO DECEMBER 31,
                                         -------------------------   -------------------------
                                                   1998                         1997
                                                   ----                         ----
MERRILL LYNCH BASIC VALUE
EQUITY FUND
-----------
Gross return .........................            11.59%                       16.99%
Net return ...........................            10.69%                       16.40%

                                                        YEAR ENDED DECEMBER 31,                 AUGUST 5(a) TO DECEMBER 31,
                                                  ----------------------------------          ------------------------------
                                                   1998                         1997                        1996
                                                   ----                         ----                        ----
ALLIANCE COMMON STOCK FUND
--------------------------
Gross return .........................            29.39%                       29.40%                     24.28%
Net return ...........................            28.35%                       28.18%                     17.44%

                                          YEAR ENDED DECEMBER 31,     MAY 1(a) TO DECEMBER 31,
                                        ---------------------------- ---------------------------
                                                   1998                         1997
                                                   ----                         ----
MFS RESEARCH FUND
-----------------
Gross return .........................            24.11%                       16.07%
Net return ...........................            23.11%                       15.43%

                                                        YEAR ENDED DECEMBER 31,                   AUGUST 5(a) TO DECEMBER, 31,
                                                  ----------------------------------            ------------------------------
                                                   1998                         1997                        1996
                                                   ----                         ----                        ----
ALLIANCE GLOBAL FUND
--------------------
Gross return .........................            21.80%                       11.66%                     14.60%
Net return ...........................            20.83%                       10.65%                      6.78%

ALLIANCE INTERNATIONAL FUND
---------------------------
Gross return .........................            10.57%                       (2.98)%                     9.82%
Net return ...........................             9.68%                       (3.83)%                     2.11%

                                          YEAR ENDED DECEMBER 31,     MAY 1(a) TO DECEMBER 31,
                                        ---------------------------- ---------------------------
                                                   1998                         1997
                                                   ----                         ----
T. ROWE PRICE INTERNATIONAL STOCK FUND
--------------------------------------
Gross return .........................            13.68%                       (1.49)%
Net return ...........................            12.79%                       (2.03)%

                                          YEAR ENDED DECEMBER 31,     AUGUST 20(a) TO DECEMBER 31,
                                        ---------------------------- ---------------------------
                                                   1998                         1997
                                                   ----                         ----
MORGAN STANLEY EMERGING MARKETS
EQUITY FUND
-----------
Gross return .........................           (27.10)%                     (20.16)%
Net return ...........................           (27.60)%                     (20.43)%

----------
*    Sales of Incentive Life Protector commenced on August 5, 1996.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The returns for the periods indicated are not annualized rates of return.
+    Formerly known as Equitable Variable Life Insurance Company Separate
     Account FP.


                                     FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

RATES OF RETURN (CONTINUED):
IL PROTECTOR*
-------------

EQUITY SERIES (CONCLUDED):

                                                        YEAR ENDED DECEMBER 31,                    AUGUST 5(a) TO DECEMBER 31,
                                                   -------------------------------              ---------------------------------
                                                    1998                         1997                        1996
                                                    ----                         ----                        ----
ALLIANCE AGGRESSIVE STOCK FUND
------------------------------
Gross return .........................             0.29%                        10.94%                     22.20%
Net return ...........................            (0.52)%                        9.92%                      6.22%

                                          YEAR ENDED DECEMBER 31,      MAY 1(a) TO DECEMBER 31,
                                        -------------------------     ---------------------------
                                                    1998                         1997
                                                    ----                         ----
WARBURG PINCUS SMALL COMPANY
----------------------------
VALUE FUND
----------
Gross return .........................           (10.02)%                       19.15%
Net return ...........................           (10.73)%                       18.49%

ALLIANCE SMALL CAP GROWTH FUND
------------------------------
Gross return .........................            (4.28)%                       26.74%
Net return ...........................            (5.04)%                       26.01%

MFS EMERGING GROWTH COMPANIES FUND
----------------------------------
Gross return .........................            34.57%                        22.42%
Net return ...........................            33.44%                        21.78%

ASSET ALLOCATION SERIES:

                                                        YEAR ENDED DECEMBER 31,                    AUGUST 5(a) TO DECEMBER 31,
                                                   -------------------------------              ---------------------------------
                                                    1998                         1997                        1996
                                                    ----                         ----                        ----
ALLIANCE CONSERVATIVE INVESTORS FUND
------------------------------------
Gross return .........................            13.88%                        13.25%                      5.21%
Net return ...........................            12.97%                        12.32%                      7.94%

                                          YEAR ENDED DECEMBER 31,      MAY 1(a) TO DECEMBER 31,
                                        --------------------------    ---------------------------
                                                    1998                         1997
                                                    ----                         ----
EQ/PUTNAM BALANCED FUND
----------------------------
Gross return .........................            11.92%                        14.38%
Net return ...........................            10.92%                        13.87%

                                                        YEAR ENDED DECEMBER 31,                    AUGUST 5(a) TO DECEMBER 31,
                                                   -------------------------------              ---------------------------------
                                                    1998                         1997                        1996
                                                    ----                         ----                        ----

ALLIANCE GROWTH INVESTORS FUND
------------------------------
Gross return .........................            19.13%                        16.87%                     12.61%
Net return ...........................            18.18%                        15.84%                      9.38%

ALLIANCE BALANCED FUND
----------------------
Gross return .........................            18.11%                        15.06%                     11.68%
Net return ...........................            17.17%                        14.07%                      8.67%

                                          YEAR ENDED DECEMBER 31,      MAY 1(a) TO DECEMBER 31,
                                        --------------------------    ---------------------------
                                                    1998                         1997
                                                    ----                         ----
MERRILL LYNCH WORLD STRATEGY FUND
---------------------------------
Gross return .........................             6.81%                         4.70%
Net return ...........................             5.97%                         4.15%

----------

*    Sales of Incentive Life Protector commenced on August 5, 1996.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The returns for the periods indicated are not annualized rates of return.
+    Formerly known as Equitable Variable Life Insurance Company Separate
     Account FP.


                                     FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

RATES OF RETURN (CONTINUED):
SP-FLEX
-------

FIXED INCOME SERIES:

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET FUND      1998     1997     1996      1995     1994     1993     1992      1991     1990     1989
--------------------------      ----     ----     ----      ----     ----     ----     ----      ----     ----     ----
Gross return..............      5.34%    5.42%    5.33%    5.74%     4.02%    3.00%    3.56%    6.17%     8.24%    9.18%
Net return................      3.46%    3.54%    3.44%    3.86%     2.17%    1.13%    1.71%    4.29%     6.30%    7.24%

                                                                                               APRIL 1(a) TO
ALLIANCE INTERMEDIATE                             YEARS ENDED DECEMBER 31,                      DECEMBER 31,
---------------------         ---------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND      1998     1997     1996      1995     1994     1993     1992         1991
--------------------------      ----     ----     ----      ----     ----     ----     ----         ----
Gross return..............      7.74%    7.29%    3.78%    13.33%   (4.37)%  10.58%    5.60%       12.10%
Net return................      5.82%    5.38%    1.91%    11.31%   (6.08)%   8.57%    3.71%       10.59%

                                                                                              SEPTEMBER 1(a)
                                                                                                    TO
                                                   YEARS ENDED DECEMBER 31,                    DECEMBER 31,
                              --------------------------------------------------------------------------------
ALLIANCE QUALITY BOND FUND          1998           1997            1996            1995            1994
--------------------------          ----           ----            ----            ----            ----
Gross return..............         8.69%           9.14%          5.36%           17.02%         (2.20)%
Net return................         6.75%           7.19%          3.47%           14.94%         (2.35)%

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD FUND        1998     1997     1996      1995     1994     1993     1992      1991     1990     1989
------------------------        ----     ----     ----      ----     ----     ----     ----      ----     ----     ----
Gross return..............     (5.15)%  18.47%   22.89%    19.92%   (2.79)%  23.15%   12.31%    24.46%   (1.12)%   5.13%
Net return................     (6.84)%  16.35%   20.68%    17.79%   (4.52)%  20.96%   10.30%    22.25%   (2.89)%   3.26%

EQUITY SERIES:

                                                                                              SEPTEMBER 1(a)
                                                                                                    TO
                                                      YEARS ENDED DECEMBER 31,                 DECEMBER 31,
                                 -----------------------------------------------------------------------------
ALLIANCE GROWTH & INCOME FUND       1998           1997            1996            1995            1994
-----------------------------       ----           ----            ----            ----            ----
Gross return..............         20.86%          26.90%         20.09%          24.07%         (3.40)%
Net return................         18.71%          24.50%         17.93%          21.87%         (3.55)%

ALLIANCE EQUITY INDEX FUND          1998           1997            1996            1995            1994
-----------------------------       ----           ----            ----            ----            ----
Gross return..............         28.07%         32.58%          22.39%          36.48%         (2.54)%
Net return................         25.79%         30.21%          20.19%          34.06%         (2.69)%

                                                                 YEARS ENDED DECEMBER 31,
                               ------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK FUND      1998     1997     1996      1995     1994     1993     1992      1991     1990     1989
--------------------------      ----     ----     ----      ----     ----     ----     ----      ----     ----     ----
Gross return..............     29.39%   29.40%   24.28%    32.45%   (2.14)%  24.84%    3.23%    37.87%   (8.12)%  25.59%
Net return................     27.08%   26.91%   22.04%    30.10%   (3.88)%  22.60%    1.38%    35.43%   (9.76)%  23.36%

ALLIANCE GLOBAL FUND            1998     1997     1996      1995     1994     1993     1992      1991     1990     1989
--------------------            ----     ----     ----      ----     ----     ----     ----      ----     ----     ----
Gross return..............     21.80%   11.66%   14.60%    18.81%    5.23%   32.09%   (0.50)%   30.55%   (6.07)%  26.93%
Net return................     19.63%    9.56%   12.54%    16.70%    3.36%   29.77%   (2.28)%   28.23%   (7.75)%  24.67%

                                                                               APRIL 3(a) TO
                                         YEARS ENDED DECEMBER 31,              DECEMBER 31,
                              ----------------------------------------------------------------
ALLIANCE INTERNATIONAL FUND         1998           1997            1996            1995
---------------------------         ----           ----            ----            ----
Gross return..............        10.57%          (3.05)%         9.82%           11.29%
Net return................         8.60%          (4.78)%         7.84%            9.82%

                                                                YEARS ENDED DECEMBER 31,
                               ---------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK FUND  1998     1997     1996      1995     1994     1993     1992      1991     1990     1989
------------------------------  ----     ----     ----      ----     ----     ----     ----      ----     ----     ----
Gross return..............       0.29%  10.94%   22.20%    31.63%   (3.81)%  16.77%   (3.16)%   86.86%    8.17%   43.50%
Net return................     (1.50)%   8.83%   20.00%    29.30%   (5.53)%  14.67%   (4.89)%   83.54%    6.23%   40.95%


----------
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
+    Formerly known as Equitable Variable Life Insurance Company Separate
     Account FP.


                                     FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 1998

RATES OF RETURN (CONCLUDED):
SP-FLEX
-------

ASSET ALLOCATION SERIES:

                                                                                              SEPTEMBER 1(a)
                                                                                                   TO
ALLIANCE CONSERVATIVE                                   YEARS ENDED DECEMBER 31,               DECEMBER 31,
-----------------------       --------------------------------------------------------------------------------
INVESTORS FUND                      1998           1997            1996            1995            1994
--------------                      ----           ----            ----            ----            ----
Gross return..................      13.88%        13.25%          5.21%           20.40%         (1.83)%
Net return....................      11.85%        11.21%          3.32%           18.26%         (1.98)%

                                                                                              SEPTEMBER 1(a)
                                                                                                    TO
                                                        YEARS ENDED DECEMBER 31,               DECEMBER 31,
                                 -----------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS FUND      1998           1997            1996            1995            1994
------------------------------      ----           ----            ----            ----            ----
Gross return..................      19.13%        16.87%          12.61%          26.37%         (3.16)%
Net return....................      17.00%        14.69%          10.58%          24.12%         (3.31)%

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE BALANCED FUND          1998     1997     1996      1995     1994     1993     1992      1991     1990     1989
----------------------          ----     ----     ----      ----     ----     ----     ----      ----     ----     ----
Gross return.................. 18.11%   15.06%   11.68%    19.75%   (8.02)%  12.28%   (2.83)%   41.27%    0.24 %  25.83%
Net return.................... 16.01%   12.94%    9.67%    17.62%   (9.66)%  10.31%   (4.57)%   38.75%   (1.56)%  23.59%

----------
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
+    Formerly known as Equitable Variable Life Insurance Company Separate
     Account FP.


                                     FSA-34

                        Report of Independent Accountants


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its method of accounting for long-lived assets in 1996.




/s/PricewaterhouseCoopers LLP
-----------------------------
PricewaterhouseCoopers LLP
New York, New York
February 8, 1999

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1998 AND 1997

                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,993.7        $    19,630.9
    Held to maturity, at amortized cost.....................................           125.0                  -
  Mortgage loans on real estate.............................................         2,809.9              2,611.4
  Equity real estate........................................................         1,676.9              2,495.1
  Policy loans..............................................................         2,086.7              2,422.9
  Other equity investments..................................................           713.3                951.5
  Investment in and loans to affiliates.....................................           928.5                731.1
  Other invested assets.....................................................           808.2                612.2
                                                                              -----------------    -----------------
      Total investments.....................................................        28,142.2             29,455.1
Cash and cash equivalents...................................................         1,245.5                300.5
Deferred policy acquisition costs...........................................         3,563.8              3,236.6
Amounts due from discontinued operations....................................             2.7                572.8
Other assets................................................................         3,051.9              2,687.4
Closed Block assets.........................................................         8,632.4              8,566.6
Separate Accounts assets....................................................        43,302.3             36,538.7
                                                                              -----------------    -----------------

Total Assets................................................................   $    87,940.8        $    81,357.7
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................   $    20,889.7        $    21,579.5
Future policy benefits and other policyholders' liabilities.................         4,694.2              4,553.8
Short-term and long-term debt...............................................         1,181.7              1,716.7
Other liabilities...........................................................         3,474.3              3,267.2
Closed Block liabilities....................................................         9,077.0              9,073.7
Separate Accounts liabilities...............................................        43,211.3             36,306.3
                                                                              -----------------    -----------------
      Total liabilities.....................................................        82,528.2             76,497.2
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,110.2              3,105.8
Retained earnings...........................................................         1,944.1              1,235.9
Accumulated other comprehensive income......................................           355.8                516.3
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         5,412.6              4,860.5
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................   $    87,940.8        $    81,357.7
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      1998               1997               1996
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,056.2       $       950.6      $       874.0
Premiums......................................................          588.1               601.5              597.6
Net investment income.........................................        2,228.1             2,282.8            2,203.6
Investment gains (losses), net................................          100.2               (45.2)              (9.8)
Commissions, fees and other income............................        1,503.0             1,227.2            1,081.8
Contribution from the Closed Block............................           87.1               102.5              125.0
                                                                -----------------  -----------------  -----------------

      Total revenues..........................................        5,562.7             5,119.4            4,872.2
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,153.0             1,266.2            1,270.2
Policyholders' benefits.......................................        1,024.7               978.6            1,317.7
Other operating costs and expenses............................        2,201.2             2,203.9            2,075.7
                                                                -----------------  -----------------  -----------------

      Total benefits and other deductions.....................        4,378.9             4,448.7            4,663.6
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes, minority interest and cumulative
  effect of accounting change.................................        1,183.8               670.7              208.6
Federal income taxes..........................................          353.1                91.5                9.7
Minority interest in net income of consolidated subsidiaries..          125.2                54.8               81.7
                                                                -----------------  -----------------  -----------------
Earnings from continuing operations before cumulative
  effect of accounting change.................................          705.5               524.4              117.2
Discontinued operations, net of Federal income taxes..........            2.7               (87.2)             (83.8)
Cumulative effect of accounting change, net of Federal
  income taxes................................................            -                   -                (23.1)
                                                                -----------------  -----------------  -----------------

Net Earnings..................................................   $      708.2       $       437.2      $        10.3
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      1998               1997               1996
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        3,105.8             3,105.8            3,105.8
Additional capital in excess of par value.....................            4.4                 -                  -
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        3,110.2             3,105.8            3,105.8

Retained earnings, beginning of year..........................        1,235.9               798.7              788.4
Net earnings..................................................          708.2               437.2               10.3
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        1,944.1             1,235.9              798.7
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive income,
  beginning of year...........................................          516.3               177.0              361.4
Other comprehensive income....................................         (160.5)              339.3             (184.4)
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income, end of year...........          355.8               516.3              177.0
                                                                -----------------  -----------------  -----------------

Total Shareholder's Equity, End of Year.......................   $    5,412.6       $     4,860.5      $     4,084.0
                                                                =================  =================  =================

COMPREHENSIVE INCOME
Net earnings..................................................   $      708.2       $       437.2      $        10.3
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
  adjustment..................................................         (149.5)              343.7             (206.6)
Minimum pension liability adjustment..........................          (11.0)               (4.4)              22.2
                                                                -----------------  -----------------  -----------------
Other comprehensive income....................................         (160.5)              339.3             (184.4)
                                                                -----------------  -----------------  -----------------
Comprehensive Income..........................................   $      547.7       $       776.5      $      (174.1)
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      1998               1997               1996
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Net earnings..................................................   $      708.2       $       437.2      $        10.3
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,153.0             1,266.2            1,270.2
  Universal life and investment-type product
    policy fee income.........................................       (1,056.2)             (950.6)            (874.0)
  Investment (gains) losses...................................         (100.2)               45.2                9.8
  Change in Federal income tax payable........................          123.1               (74.4)            (197.1)
  Other, net..................................................         (324.9)              169.4              330.2
                                                                -----------------  -----------------  -----------------

Net cash provided by operating activities.....................          503.0               893.0              549.4
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,289.0             2,702.9            2,275.1
  Sales.......................................................       16,972.1            10,385.9            8,964.3
  Purchases...................................................      (18,578.5)          (13,205.4)         (12,559.6)
  Decrease (increase) in short-term investments...............          102.4              (555.0)             450.3
  Decrease in loans to discontinued operations................          660.0               420.1            1,017.0
  Sale of subsidiaries........................................            -                 261.0                -
  Other, net..................................................         (341.8)             (612.6)            (281.0)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by investing activities..............        1,103.2              (603.1)            (133.9)
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................        1,508.1             1,281.7            1,925.4
    Withdrawals...............................................       (1,724.6)           (1,886.8)          (2,385.2)
  Net (decrease) increase in short-term financings............         (243.5)              419.9                (.3)
  Repayments of long-term debt................................          (24.5)             (196.4)            (124.8)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................          (87.2)              (83.9)               -
  Other, net..................................................          (89.5)              (62.7)             (66.5)
                                                                -----------------  -----------------  -----------------

Net cash used by financing activities.........................         (661.2)             (528.2)            (651.4)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................          945.0              (238.3)            (235.9)
Cash and cash equivalents, beginning of year..................          300.5               538.8              774.7
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,245.5       $       300.5      $       538.8
                                                                =================  =================  =================

Supplemental cash flow information
  Interest Paid...............................................   $      130.7       $       217.1      $       109.9
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      254.3       $       170.0      $       (10.0)
                                                                =================  =================  =================

                See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life, which continues to conduct the Company's insurance business. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), in which Equitable Life has a 57.7% ownership interest, and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate in which Equitable Life has a 32.5% ownership interest. AXA ("AXA"), a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.5% at December 31, 1998 (53.4% if all securities convertible into, and options on, common stock were to be converted or exercised).

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment includes Alliance, the results of DLJ which are accounted for on an equity basis, and, through June 10, 1997, Equitable Real Estate Investment Management, Inc. ("EREIM"), a real estate investment management subsidiary which was sold. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

 2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its wholly owned life insurance subsidiary (collectively, the "Insurance Group"); non-insurance subsidiaries, principally Alliance and EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

        All significant intercompany transactions and balances except those with the Closed Block and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1998," "1997" and "1996" refer to the years ended December 31, 1998, 1997 and 1996, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1998 presentation.

        Closed Block

        On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations

        Discontinued operations include the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities") and the Guaranteed Interest Contract ("GIC") lines of business. An allowance was established for the premium deficiency reserve for Wind-Up Annuities and estimated future losses of the GIC line of business. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1998 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        Accounting Changes

        In June 1997, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 131, "Disclosures about Segments of an Enterprise and Related Information". SFAS No. 131 establishes standards for public companies to report information about operating segments in annual and interim financial statements issued to shareholders. It also specifies related disclosure requirements for products and services, geographic areas and major customers. Generally, financial information must be reported using the basis management uses to make operating decisions and to evaluate business performance. The Company implemented SFAS No. 131 effective December 31, 1998 and continues to identify two operating segments to reflect its major businesses: Insurance and Investment Services. While the segment descriptions are the same as those previously reported, certain amounts have been reattributed between the two reportable segments. Prior period comparative segment information has been restated.

        In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Company implemented SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," as of January 1, 1996. SFAS No. 121 requires long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Effective with SFAS No. 121's adoption, impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Before implementing SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds. Adoption of the statement resulted in the release of valuation allowances of $152.4 million and recognition of impairment losses of $144.0 million on real estate held for production of income. Real estate which management intends to sell or abandon is classified as real estate held for sale. Valuation allowances on real estate held for sale continue to be computed using the lower of depreciated cost or estimated fair value, net of disposition costs. Initial adoption of the impairment requirements of SFAS No. 121 to other assets to be disposed of resulted in a charge for the cumulative effect of an accounting change of $23.1 million, net of a Federal income tax benefit of $12.4 million, due to the writedown to fair value of building improvements relating to facilities vacated in 1996.

        New Accounting Pronouncements

        In October 1998, the FASB issued SFAS No. 134, "Accounting for Mortgage-Backed Securities Retained after the Securitization of Mortgage Loans Held for Sale by a Mortgage Banking Enterprise," which amends existing  accounting and reporting  standards for certain  activities of mortgage banking enterprises and other enterprises that conduct operations that are substantially similar to the primary operations of a mortgage banking enterprise. This statement is effective for the first fiscal quarter beginning after December 15, 1998. This statement is not expected to have a material impact on the Company's consolidated financial statements.

        In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings.

        SFAS No. 133 requires adoption in fiscal years beginning after June 15, 1999 and permits early adoption as of the beginning of any fiscal quarter following issuance of the statement. Retroactive application to financial statements of prior periods is prohibited. The Company expects to adopt SFAS No. 133 effective January 1, 2000. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

        In late 1998, the AICPA issued SOP 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts that Do Not Transfer Insurance Risk". This SOP, effective for fiscal years beginning after June 15, 1999, provides guidance to both the insured and insurer on how to apply the deposit method of accounting when it is required for insurance and reinsurance contracts that do not transfer insurance risk. The SOP does not address or change the requirements as to when deposit accounting should be applied. SOP 98-7 applies to all entities and all insurance and reinsurance contracts that do not transfer insurance risk except for long-duration life and health insurance contracts. This SOP is not expected to have a material impact on the Company's consolidated financial statements.

        In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". SOP 97-3 provides guidance for assessments related to insurance activities and requirements for disclosure of certain information. SOP 97-3 is effective for financial statements issued for periods beginning after December 31, 1998. Restatement of previously issued financial statements is not required. SOP 97-3 is not expected to have a material impact on the Company's consolidated financial statements.

        Valuation of Investments

        Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Valuation allowances are netted against the asset categories to which they apply.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale. Prior to the adoption of SFAS No. 121, valuation allowances on real estate held for production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Common stocks are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains, Net and Unrealized Investment Gains (Losses)

        Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized   investment   gains   (losses)  are   determined  by  specific
        identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

        Unrealized investment gains and losses on equity securities and fixed maturities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs

        The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1998, the expected investment yield, excluding policy loans, generally ranged from 7.29% grading to 6.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life and annuity policies with life contingencies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        For individual health benefit insurance, DAC is amortized over the expected average life of the contracts (10 years for major medical policies and 20 years for disability income ("DI") products) in proportion to anticipated premium revenue at time of issue.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 13.5% for annuity liabilities.

        During the fourth quarter of 1996 a loss recognition study of participating group annuity contracts and conversion annuities ("Pension Par") was completed which included management's revised estimate of assumptions, such as expected mortality and future investment returns. The study's results prompted management to establish a premium deficiency reserve which decreased earnings from continuing operations and net earnings by $47.5 million ($73.0 million pre-tax).

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

        During  the  fourth  quarter  of  1996,  the  Company  completed  a loss recognition study of the DI business which incorporated management's revised estimates of future experience with regard to morbidity, investment returns, claims and administration expenses and other factors. The study indicated DAC was not recoverable and the reserves were not sufficient. Earnings from continuing operations and net earnings decreased by $208.0 million ($320.0 million pre-tax) as a result of strengthening DI reserves by $175.0 million and writing off unamortized DAC of $145.0 million related to DI products issued prior to July 1993. The determination of DI reserves requires making assumptions and estimates relating to a variety of factors, including morbidity and interest rates, claims experience and lapse rates based on then known facts and circumstances. Such factors as claim incidence and termination rates can be affected by changes in the economic, legal and regulatory environments and work ethic. While management believes its Pension Par and DI reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual DI and major medical policies were $938.6 million and $886.7 million at December 31, 1998 and 1997, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies (excluding reserve strengthening in 1996) are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Incurred benefits related to current year..........  $       202.1       $      190.2       $      189.0
        Incurred benefits related to prior years...........           22.2                2.1               69.1
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $       224.3       $      192.3       $      258.1
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        17.0       $       28.8       $       32.6
        Benefits paid related to prior years...............          155.4              146.2              153.3
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       172.4       $      175.0       $      185.9
                                                            =================   ================   =================

        Policyholders' Dividends

        The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by
        Equitable   Life's  board  of  directors.   The   aggregate   amount  of
        policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 1998, participating policies, including those in the Closed Block, represent approximately 19.9% ($49.3 billion) of directly written life insurance in force, net of amounts ceded.

        Federal Income Taxes

        The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Separate Accounts

        Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1998, 1997 and 1996, investment results of such Separate Accounts were $4,591.0 million, $3,411.1 million and $2,970.6 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Employee Stock Option Plan

        The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the Statement, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option price. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        Gross               Gross
                                                   Amortized          Unrealized         Unrealized          Estimated
                                                      Cost              Gains              Losses            Fair Value
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (In Millions)
        December 31, 1998
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
            Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,464.1              107.6                 .7             1,571.0
            States and political subdivisions..           55.0                9.9                -                  64.9
            Foreign governments................          363.3               20.9               30.0               354.2
            Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                                =================  =================   ================   =================

        Equity Securities:
          Common stock.........................  $        58.3      $       114.9       $       22.5       $       150.7
                                                =================  =================   ================   =================

        December 31, 1997
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    14,850.5      $       785.0       $       74.5       $    15,561.0
            Mortgage-backed....................        1,702.8               23.5                1.3             1,725.0
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,583.2               83.9                 .6             1,666.5
            States and political subdivisions..           52.8                6.8                 .1                59.5
            Foreign governments................          442.4               44.8                2.0               485.2
            Redeemable preferred stock.........          128.0                6.7                1.0               133.7
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    18,759.7      $       950.7       $       79.5       $    19,630.9
                                                =================  =================   ================   =================

        Equity Securities:
          Common stock.........................  $       408.4      $        48.7       $       15.0       $       442.1
                                                =================  =================   ================   =================

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1998 and 1997, securities without a readily ascertainable market value having an amortized cost of $3,539.9 million and $3,759.2 million, respectively, had estimated fair values of $3,748.5 million and $3,903.9 million, respectively.

        The contractual maturity of bonds at December 31, 1998 is shown below:

                                                                                        Available for Sale
                                                                                ------------------------------------
                                                                                   Amortized          Estimated
                                                                                     Cost             Fair Value
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Due in one year or less................................................  $      324.8       $      323.4
        Due in years two through five..........................................       3,778.2            3,787.9
        Due in years six through ten...........................................       6,543.4            6,594.1
        Due after ten years....................................................       5,756.8            6,219.5
        Mortgage-backed securities.............................................       1,807.9            1,830.3
                                                                                ----------------   -----------------
        Total..................................................................  $   18,211.1       $   18,755.2
                                                                                ================   =================

        Corporate bonds held to maturity with an amortized cost and estimated fair value of $125.0 million are due in one year or less.

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1998, approximately 15.1% of the $18,336.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade.

        Fixed maturity investments with restructured or modified terms are not material.

        Investment valuation allowances and changes thereto are shown below:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Balances, beginning of year........................  $       384.5       $      137.1       $      325.3
        SFAS No. 121 release...............................            -                  -               (152.4)
        Additions charged to income........................           86.2              334.6              125.0
        Deductions for writedowns and
          asset dispositions...............................         (240.1)             (87.2)            (160.8)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $       230.6       $      384.5       $      137.1
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        34.3       $       55.8       $       50.4
          Equity real estate...............................          196.3              328.7               86.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       230.6       $      384.5       $      137.1
                                                            =================   ================   =================

        At December 31, 1998, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $60.8 million.

        At December 31, 1998 and 1997, mortgage loans on real estate with scheduled payments 60 days (90 days for agricultural mortgages) or more past due or in foreclosure (collectively, "problem mortgage loans on real estate") had an amortized cost of $7.0 million (0.2% of total mortgage loans on real estate) and $23.4 million (0.9% of total mortgage loans on real estate), respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $115.1 million and $183.4 million at December 31, 1998 and 1997, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $10.3 million, $17.2 million and $35.5 million in 1998, 1997 and 1996, respectively. Gross interest income on these loans included in net investment income aggregated $8.3 million, $12.7 million and $28.2 million in 1998, 1997 and 1996, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                         December 31,
                                                                            ----------------------------------------
                                                                                   1998                 1997
                                                                            -------------------  -------------------
                                                                                         (In Millions)
        Impaired mortgage loans with provision for losses..................  $        125.4       $        196.7
        Impaired mortgage loans without provision for losses...............             8.6                  3.6
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           134.0                200.3
        Provision for losses...............................................           (29.0)               (51.8)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        105.0       $        148.5
                                                                            ===================  ===================

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        During 1998, 1997 and 1996, respectively, the Company's average recorded investment in impaired mortgage loans was $161.3 million, $246.9 million and $552.1 million. Interest income recognized on these impaired mortgage loans totaled $12.3 million, $15.2 million and $38.8 million ($.9 million, $2.3 million and $17.9 million recognized on a cash basis) for 1998, 1997 and 1996, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1998 and 1997, the carrying value of equity real estate held for sale amounted to $836.2 million and $1,023.5 million, respectively. For 1998, 1997 and 1996, respectively, real estate of $7.1 million, $152.0 million and $58.7 million was acquired in satisfaction of debt. At December 31, 1998 and 1997, the Company owned $552.3 million and $693.3 million, respectively, of real estate acquired in satisfaction of debt.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $374.8 million and $541.1 million at December 31, 1998 and 1997, respectively. Depreciation expense on real estate totaled $30.5 million, $74.9 million and $91.8 million for 1998, 1997 and 1996, respectively.

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information for real estate joint ventures (25 and 29 individual ventures as of December 31, 1998 and 1997, respectively) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       913.7      $     1,700.9
        Investments in securities, generally at estimated fair value...........          636.9            1,374.8
        Cash and cash equivalents..............................................           85.9              105.4
        Other assets...........................................................          279.8              584.9
                                                                                ----------------   -----------------
        Total Assets...........................................................  $     1,916.3      $     3,766.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       367.1      $       493.4
        Borrowed funds - the Company...........................................           30.1               31.2
        Other liabilities......................................................          197.2              284.0
                                                                                ----------------   -----------------
        Total liabilities......................................................          594.4              808.6
                                                                                ----------------   -----------------

        Partners' capital......................................................        1,321.9            2,957.4
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $     1,916.3      $     3,766.0
                                                                                ================   =================

        Equity in partners' capital included above.............................  $       312.9      $       568.5
        Equity in limited partnership interests not included above.............          442.1              331.8
        Other..................................................................             .7                4.3
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $       755.7      $       904.6
                                                                                ================   =================


                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       246.1       $      310.5       $      348.9
        Revenues of other limited partnership interests....          128.9              506.3              386.1
        Interest expense - third party.....................          (33.3)             (91.8)            (111.0)
        Interest expense - the Company.....................           (2.6)              (7.2)             (30.0)
        Other expenses.....................................         (197.0)            (263.6)            (282.5)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $       142.1       $      454.2       $      311.5
                                                            =================   ================   =================

        Equity in net earnings included above..............  $        59.6       $       76.7       $       73.9
        Equity in net earnings of limited partnership
          interests not included above.....................           22.7               69.5               35.8
        Other..............................................            -                  (.9)                .9
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $        82.3       $      145.3       $      110.6
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $     1,489.0       $    1,459.4       $    1,307.4
        Mortgage loans on real estate......................          235.4              260.8              303.0
        Equity real estate.................................          356.1              390.4              442.4
        Other equity investments...........................           83.8              156.9              122.0
        Policy loans.......................................          144.9              177.0              160.3
        Other investment income............................          185.7              181.7              217.4
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,494.9            2,626.2            2,552.5

          Investment expenses..............................         (266.8)            (343.4)            (348.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,228.1       $    2,282.8       $    2,203.6
                                                            =================   ================   =================

        Investment gains (losses), net, including changes in the valuation allowances, are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $       (24.3)      $       88.1       $       60.5
        Mortgage loans on real estate......................          (10.9)             (11.2)             (27.3)
        Equity real estate.................................           74.5             (391.3)             (79.7)
        Other equity investments...........................           29.9               14.1               18.9
        Sale of subsidiaries...............................           (2.6)             252.1                -
        Issuance and sales of Alliance Units...............           19.8                -                 20.6
        Issuance and sale of DLJ common stock..............           18.2                3.0                -
        Other..............................................           (4.4)               -                 (2.8)
                                                            -----------------   ----------------   -----------------
        Investment Gains (Losses), Net.....................  $       100.2       $      (45.2)      $       (9.8)
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $101.6 million, $11.7 million and $29.9 million for 1998, 1997 and 1996, respectively, and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $136.4 million for 1997. In the fourth quarter of 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

        For 1998, 1997 and 1996, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $15,961.0 million, $9,789.7 million and $8,353.5 million. Gross gains of $149.3 million, $166.0 million and $154.2 million and gross losses of $95.1 million, $108.8 million and $92.7 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 1998, 1997 and 1996 amounted to $(331.7) million, $513.4 million and $(258.0)
        million, respectively.

        For 1998, 1997 and 1996, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $136.9 million, $137.5 million and $136.7 million, respectively.

        On June 10, 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), a publicly traded, international property and financial services company based in Sydney, Australia. The total purchase price was $400.0 million and consisted of $300.0 million in cash and a $100.0 million note which was paid in 1998. The Company recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million as a result of this transaction. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale.

        Through June 10, 1997 and for the year ended December 31, 1996, respectively, the businesses sold reported combined revenues of $91.6 million and $226.1 million and combined net earnings of $10.7 million and $30.7 million.

        In 1996, Alliance acquired the business of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") for approximately $159.0 million. The purchase price consisted of $94.3 million in cash,
        1.8 million of Alliance's publicly traded units ("Alliance Units"), 6% notes aggregating $21.5 million payable ratably over four years, and additional consideration to be determined at a later date but currently estimated to not exceed $10.0 million. The excess of the purchase price, including acquisition costs and minority interest, over the fair value of Cursitor's net assets acquired resulted in the recognition of intangible assets consisting of costs assigned to contracts acquired and goodwill of approximately $122.8 million and $38.3 million, respectively. The Company recognized an investment gain of $20.6 million as a result of the issuance of Alliance Units in this transaction. On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's acquisition of Cursitor by $120.9 million. This charge reflected Alliance's view that Cursitor's continuing decline in assets under management and its reduced profitability, resulting from relative investment underperformance, no longer supported the carrying value of its investment. As a result, the Company's earnings from continuing operations before cumulative effect of accounting change for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years. At December 31, 1998, the Company's ownership of Alliance Units was approximately 56.7%.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Balance, beginning of year.........................  $       533.6       $      189.9       $      396.5
        Changes in unrealized investment gains (losses)....         (242.4)             543.3             (297.6)
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts..........           (5.7)              53.2                -
            DAC............................................           13.2              (89.0)              42.3
            Deferred Federal income taxes..................           85.4             (163.8)              48.7
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       384.1       $      533.6       $      189.9
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains on:
            Fixed maturities...............................  $       539.9       $      871.2       $      357.8
            Other equity investments.......................           92.4               33.7               31.6
            Other, principally Closed Block................          111.1               80.9               53.1
                                                            -----------------   ----------------   -----------------
              Total........................................          743.4              985.8              442.5
          Amounts of unrealized investment gains
            attributable to:
              Participating group annuity contracts........          (24.7)             (19.0)             (72.2)
              DAC..........................................         (127.8)            (141.0)             (52.0)
              Deferred Federal income taxes................         (206.8)            (292.2)            (128.4)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       384.1       $      533.6       $      189.9
                                                            =================   ================   =================

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the years 1998, 1997 and 1996 are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Unrealized gains on investments....................  $       384.1       $      533.6       $      189.9
        Minimum pension liability..........................          (28.3)             (17.3)             (12.9)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       355.8       $      516.3       $      177.0
                                                            =================   ================   =================

        The components of other comprehensive income for the years 1998, 1997 and 1996 are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Net unrealized gains (losses) on investment
          securities:
          Net unrealized gains (losses) arising during
            the period.....................................  $      (186.1)      $      564.0       $     (249.8)
          Reclassification adjustment for (gains) losses
            included in net earnings.......................          (56.3)             (20.7)             (47.8)
                                                            -----------------   ----------------   -----------------

        Net unrealized gains (losses) on investment
          securities.......................................         (242.4)             543.3             (297.6)
        Adjustments for policyholder liabilities,
          DAC and deferred
          Federal income taxes.............................           92.9             (199.6)              91.0
                                                            -----------------   ----------------   -----------------
        Change in unrealized gains (losses), net of
          reclassification and adjustments.................         (149.5)             343.7             (206.6)
        Change in minimum pension liability................          (11.0)              (4.4)              22.2
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $      (160.5)      $      339.3       $     (184.4)
                                                            =================   ================   =================

 7)     CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Assets
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $4,149.0 and $4,059.4)...........................................  $    4,373.2         $    4,231.0
        Mortgage loans on real estate........................................       1,633.4              1,341.6
        Policy loans.........................................................       1,641.2              1,700.2
        Cash and other invested assets.......................................          86.5                282.0
        DAC..................................................................         676.5                775.2
        Other assets.........................................................         221.6                236.6
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    8,632.4         $    8,566.6
                                                                              =================    =================

        Liabilities
        Future policy benefits and policyholders' account balances...........  $    9,013.1         $    8,993.2
        Other liabilities....................................................          63.9                 80.5
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    9,077.0         $    9,073.7
                                                                              =================    =================

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Premiums and other revenue.........................  $       661.7       $      687.1       $      724.8
        Investment income (net of investment
          expenses of $15.5, $27.0 and $27.3)..............          569.7              574.9              546.6
        Investment losses, net.............................             .5              (42.4)              (5.5)
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,231.9            1,219.6            1,265.9
                                                            -----------------   ----------------   -----------------

        Benefits and Other Deductions
        Policyholders' benefits and dividends..............        1,082.0            1,066.7            1,106.3
        Other operating costs and expenses.................           62.8               50.4               34.6
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,144.8            1,117.1            1,140.9
                                                            -----------------   ----------------   -----------------

        Contribution from the Closed Block.................  $        87.1       $      102.5       $      125.0
                                                            =================   ================   =================

        At December 31, 1998 and 1997, problem mortgage loans on real estate had an amortized cost of $5.1 million and $8.1 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had an amortized cost of $26.0 million and $70.5 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Impaired mortgage loans with provision for losses......................  $        55.5      $       109.1
        Impaired mortgage loans without provision for losses...................            7.6                 .6
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           63.1              109.7
        Provision for losses...................................................          (10.1)             (17.4)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        53.0      $        92.3
                                                                                ================   =================

        During 1998, 1997 and 1996, the Closed Block's average recorded investment in impaired mortgage loans was $85.5 million, $110.2 million and $153.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.7 million, $9.4 million and $10.9 million ($1.5 million, $4.1 million and $4.7 million recognized on a cash basis) for 1998, 1997 and 1996, respectively.

        Valuation allowances amounted to $11.1 million and $18.5 million on mortgage loans on real estate and $15.4 million and $16.8 million on equity real estate at December 31, 1998 and 1997, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in the recognition of impairment losses of $5.6 million on real estate held for production of income. Writedowns of fixed maturities amounted to $3.5 million and $12.8 million for 1997 and 1996, respectively. Writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $28.8 million for 1997.

        In the fourth quarter of 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

 8)     DISCONTINUED OPERATIONS

        Summarized financial information for discontinued operations follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Assets
        Mortgage loans on real estate........................................  $      553.9         $      635.2
        Equity real estate...................................................         611.0                874.5
        Other equity investments.............................................         115.1                209.3
        Other invested assets................................................          24.9                152.4
                                                                              -----------------    -----------------
          Total investments..................................................       1,304.9              1,871.4
        Cash and cash equivalents............................................          34.7                106.8
        Other assets.........................................................         219.0                243.8
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,558.6         $    2,222.0
                                                                              =================    =================

        Liabilities
        Policyholders' liabilities...........................................  $    1,021.7         $    1,048.3
        Allowance for future losses..........................................         305.1                259.2
        Amounts due to continuing operations.................................           2.7                572.8
        Other liabilities....................................................         229.1                341.7
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,558.6         $    2,222.0
                                                                              =================    =================


                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Investment income (net of investment
          expenses of $63.3, $97.3 and $127.5).............  $       160.4       $      188.6       $      245.4
        Investment gains (losses), net.....................           35.7             (173.7)             (18.9)
        Policy fees, premiums and other income.............           (4.3)                .2                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................          191.8               15.1              226.7

        Benefits and other deductions......................          141.5              169.5              250.4
        Earnings added (losses charged) to allowance
          for future losses................................           50.3             (154.4)             (23.7)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing (loss from
          strengthening) of the allowance for future
          losses...........................................            4.2             (134.1)            (129.0)
        Federal income tax (expense) benefit...............           (1.5)              46.9               45.2
                                                            -----------------   ----------------   -----------------
        Earnings (Loss) from Discontinued Operations.......  $         2.7       $      (87.2)      $      (83.8)
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1998 and strengthening of allowance in 1997 and 1996.

        In the fourth quarter of 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Additionally, in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

        Benefits and other deductions includes $26.6 million, $53.3 million and $114.3 million of interest expense related to amounts borrowed from continuing operations in 1998, 1997 and 1996, respectively.

        Valuation allowances amounted to $3.0 million and $28.4 million on mortgage loans on real estate and $34.8 million and $88.4 million on equity real estate at December 31, 1998 and 1997, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in a release of existing valuation allowances of $71.9 million on equity real estate and recognition of impairment losses of $69.8 million on real estate held for production of income. Writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $95.7 million and $12.3 million for 1997 and 1996, respectively.

        At December 31, 1998 and 1997, problem mortgage loans on real estate had amortized costs of $1.1 million and $11.0 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had amortized costs of $3.5 million and $109.4 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Impaired mortgage loans with provision for losses......................  $         6.7      $       101.8
        Impaired mortgage loans without provision for losses...................            8.5                 .2
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           15.2              102.0
        Provision for losses...................................................           (2.1)             (27.3)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        13.1      $        74.7
                                                                                ================   =================

        During 1998, 1997 and 1996, the discontinued operations' average recorded investment in impaired mortgage loans was $73.3 million, $89.2 million and $134.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.7 million, $6.6 million and $10.1 million ($3.4 million, $5.3 million and $7.5 million recognized on a cash basis) for 1998, 1997 and 1996, respectively.

        At December 31, 1998 and 1997, discontinued operations had carrying values of $50.0 million and $156.2 million, respectively, of real estate acquired in satisfaction of debt.

 9)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Short-term debt......................................................  $      179.3         $      422.2
                                                                              -----------------    -----------------
        Long-term debt:
        Equitable Life:
          6.95% surplus notes scheduled to mature 2005.......................         399.4                399.4
          7.70% surplus notes scheduled to mature 2015.......................         199.7                199.7
          Other..............................................................            .3                   .3
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.4                599.4
                                                                              -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.91% - 12.00%, due through 2017...................         392.2                676.6
                                                                              -----------------    -----------------
        Alliance:
          Other..............................................................          10.8                 18.5
                                                                              -----------------    -----------------
        Total long-term debt.................................................       1,002.4              1,294.5
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,181.7         $    1,716.7
                                                                              =================    =================

        Short-term Debt

        Equitable Life has a $350.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1998 range from 5.23% to 7.75%. There were no borrowings outstanding under this bank credit facility at December 31, 1998.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $350.0 million bank credit facility. At December 31, 1998, there were no borrowings outstanding under this program.

        During July 1998, Alliance entered into a $425.0 million five-year revolving credit facility with a group of commercial banks which replaced a $250.0 million revolving credit facility. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During September 1998, Alliance increased the size of its commercial paper program from $250.0 million to $425.0 million. Borrowings from these two sources may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants which require Alliance to, among other things, meet certain financial ratios. As of December 31, 1998, Alliance had commercial paper outstanding totaling $179.5 million at an effective interest rate of 5.5% and there were no borrowings outstanding under Alliance's revolving credit facility.

        Long-term Debt

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. The Company is in compliance with all debt covenants.

        The Company has pledged real estate, mortgage loans, cash and securities amounting to $640.2 million and $1,164.0 million at December 31, 1998 and 1997, respectively, as collateral for certain short-term and long-term debt.

        At December 31, 1998, aggregate maturities of the long-term debt based on required principal payments at maturity for 1999 and the succeeding four years are $322.8 million, $6.9 million, $1.7 million, $1.8 million and $2.0 million, respectively, and $668.0 million thereafter.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings is shown below:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Federal income tax expense (benefit):
          Current..........................................  $       283.3       $      186.5       $       97.9
          Deferred.........................................           69.8              (95.0)             (88.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       353.1       $       91.5       $        9.7
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Expected Federal income tax expense................  $       414.3       $      234.7       $       73.0
        Non-taxable minority interest......................          (33.2)             (38.0)             (28.6)
        Adjustment of tax audit reserves...................           16.0              (81.7)               6.9
        Equity in unconsolidated subsidiaries..............          (39.3)             (45.1)             (32.3)
        Other..............................................           (4.7)              21.6               (9.3)
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       353.1       $       91.5       $        9.7
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       December 31, 1998                  December 31, 1997
                                                ---------------------------------  ---------------------------------
                                                    Assets         Liabilities         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)
        Compensation and related benefits......  $     235.3      $        -        $      257.9      $       -
        Other..................................         27.8               -                30.7              -
        DAC, reserves and reinsurance..........          -               231.4               -              222.8
        Investments............................          -               364.4               -              405.7
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     263.1      $      595.8      $      288.6      $     628.5
                                                ===============  ================  ===============   ===============

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and the tax effects of each are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        DAC, reserves and reinsurance......................  $        (7.7)      $       46.2       $     (156.2)
        Investments........................................           46.8             (113.8)              78.6
        Compensation and related benefits..................           28.6                3.7               22.3
        Other..............................................            2.1              (31.1)             (32.9)
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          Expense (Benefit)................................  $        69.8       $      (95.0)      $      (88.2)
                                                            =================   ================   =================

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Direct premiums....................................  $       438.8       $      448.6       $      461.4
        Reinsurance assumed................................          203.6              198.3              177.5
        Reinsurance ceded..................................          (54.3)             (45.4)             (41.3)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       588.1       $      601.5       $      597.6
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        75.7       $       61.0       $       48.2
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $        85.9       $       70.6       $       54.1
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        39.5       $       36.4       $       32.3
                                                            =================   ================   =================

        Beginning in May 1997, the Company began reinsuring on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. During 1996, the Company's retention limit on joint survivorship policies was increased to $15.0 million. Effective January 1, 1994, all in force business above $5.0 million was reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks as well as in certain other cases.

        The Insurance Group cedes 100% of its group life and health business to a third party insurance company. Premiums ceded totaled $1.3 million, $1.6 million and $2.4 million for 1998, 1997 and 1996, respectively. Ceded death and disability benefits totaled $15.6 million, $4.3 million and $21.2 million for 1998, 1997 and 1996, respectively. Insurance liabilities ceded totaled $560.3 million and $593.8 million at December 31, 1998 and 1997, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Components of net periodic pension cost (credit) for the qualified and non-qualified plans are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $        33.2       $       32.5       $       33.8
        Interest cost on projected benefit obligations.....          129.2              128.2              120.8
        Actual return on assets............................         (175.6)            (307.6)            (181.4)
        Net amortization and deferrals.....................            6.1              166.6               43.4
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Cost (Credit).................  $        (7.1)      $       19.7       $       16.6
                                                            =================   ================   =================

        The  plan's  projected  benefit   obligation  under  the  qualified  and
        non-qualified plans was comprised of:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Benefit obligation, beginning of year..................................  $    1,801.3       $    1,765.5
        Service cost...........................................................          33.2               32.5
        Interest cost..........................................................         129.2              128.2
        Actuarial (gains) losses...............................................         108.4              (15.5)
        Benefits paid..........................................................        (138.7)            (109.4)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,933.4       $    1,801.3
                                                                                ================   =================

        The funded status of the qualified and non-qualified pension plans is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Plan assets at fair value, beginning of year...........................  $    1,867.4       $    1,626.0
        Actual return on plan assets...........................................         338.9              307.5
        Contributions..........................................................           -                 30.0
        Benefits paid and fees.................................................        (123.2)             (96.1)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,083.1            1,867.4
        Projected benefit obligations..........................................       1,933.4            1,801.3
                                                                                ----------------   -----------------
        Projected benefit obligations less than plan assets....................         149.7               66.1
        Unrecognized prior service cost........................................          (7.5)              (9.9)
        Unrecognized net loss from past experience different
          from that assumed....................................................          38.7               95.0
        Unrecognized net asset at transition...................................           1.5                3.1
                                                                                ----------------   -----------------
        Prepaid  Pension Cost..................................................  $      182.4       $      154.3
                                                                                ================   =================

        The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.0% and 3.83%, respectively, at December 31, 1998 and 7.25% and 4.07%, respectively, at December 31, 1997. As of January 1, 1998 and 1997, the expected long-term rate of return on assets for the retirement plan was 10.25%.

        The Company recorded, as a reduction of shareholders' equity an additional minimum pension liability of $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the qualified pension plan over the accrued liability.

        The  pension  plan's  assets  include   corporate  and  government  debt
        securities, equity securities, equity real estate and shares of group trusts managed by Alliance.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $31.8 million, $33.2 million and $34.7 million for 1998, 1997 and 1996, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1998, 1997 and 1996, the Company made estimated postretirement benefits payments of $28.4 million, $18.7 million and $18.9 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $         4.6       $        4.5       $        5.3
        Interest cost on accumulated postretirement
          benefits obligation..............................           33.6               34.7               34.6
        Net amortization and deferrals.....................             .5                1.9                2.4
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $        38.7       $       41.1       $       42.3
                                                            =================   ================   =================


                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Accumulated postretirement benefits obligation, beginning
          of year..............................................................  $      490.8       $      388.5
        Service cost...........................................................           4.6                4.5
        Interest cost..........................................................          33.6               34.7
        Contributions and benefits paid........................................         (28.4)              72.1
        Actuarial (gains) losses...............................................         (10.2)              (9.0)
                                                                                ----------------   -----------------
        Accumulated postretirement benefits obligation, end of year............         490.4              490.8
        Unrecognized prior service cost........................................          31.8               40.3
        Unrecognized net loss from past experience different
          from that assumed and from changes in assumptions....................        (121.2)            (140.6)
                                                                                ----------------   -----------------
        Accrued Postretirement Benefits Cost...................................  $      401.0       $      390.5
                                                                                ================   =================

        Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 8.0% in 1998, gradually declining to 2.5% in the year 2009, and in 1997 was 8.75%, gradually declining to 2.75% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 7.0% and 7.25% at December 31, 1998 and 1997, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1998 would be increased 4.83%. The effect of this change on the sum of the service cost and interest cost would be an increase of 4.57%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1998 would be decreased by 5.6%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 5.4%.

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1998 and 1997, respectively, was $880.9 million and $1,353.4 million. The average unexpired terms at December 31, 1998 ranged from 1 month to 4.3 years. At December 31, 1998, the cost of terminating swaps in a loss position was $8.0 million. Equitable Life has implemented an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1998 of contracts purchased and sold were $8,450.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $54.8 million and is being amortized ratably over the contract periods ranging from 1 to 5 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Substantially all of DLJ's activities related to derivatives are, by their nature trading activities which are primarily for the purpose of customer accommodations. DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments involving futures, forwards and options. DLJ's derivative activities consist of writing over-the-counter ("OTC") options to accommodate its customer needs, trading in forward contracts in U.S. government and agency issued or guaranteed securities and in futures contracts on equity-based indices, interest rate instruments and currencies and issuing structured products based on emerging market financial instruments and indices. DLJ's involvement in swap contracts and commodity derivative instruments is not significant.

        Fair Value of Financial Instruments

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1998 and 1997.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                           December 31,
                                                --------------------------------------------------------------------
                                                              1998                               1997
                                                ---------------------------------  ---------------------------------
                                                   Carrying         Estimated         Carrying         Estimated
                                                    Value          Fair Value          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)
        Consolidated Financial Instruments:
        Mortgage loans on real estate..........  $    2,809.9     $     2,961.8     $     2,611.4     $    2,822.8
        Other limited partnership interests....         562.6             562.6             509.4            509.4
        Policy loans...........................       2,086.7           2,370.7           2,422.9          2,493.9
        Policyholders' account balances -
          investment contracts.................      12,892.0          13,396.0          12,611.0         12,714.0
        Long-term debt.........................       1,002.4           1,025.2           1,294.5          1,257.0

        Closed Block Financial Instruments:
        Mortgage loans on real estate..........       1,633.4           1,703.5           1,341.6          1,420.7
        Other equity investments...............          56.4              56.4              86.3             86.3
        Policy loans...........................       1,641.2           1,929.7           1,700.2          1,784.2
        SCNILC liability.......................          25.0              25.0              27.6             30.3

        Discontinued Operations Financial
        Instruments:
        Mortgage loans on real estate..........         553.9             599.9             655.5            779.9
        Fixed maturities.......................          24.9              24.9              38.7             38.7
        Other equity investments...............         115.1             115.1             209.3            209.3
        Guaranteed interest contracts..........          37.0              34.0              37.0             34.0
        Long-term debt.........................         147.1             139.8             296.4            297.6

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $142.9 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $287.3 million at December 31, 1998, under existing loan or loan commitment agreements.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

        The Insurance Group had $24.7 million of letters of credit outstanding at December 31, 1998.

15)     LITIGATION

        Major Medical Insurance Cases

        Equitable Life agreed to settle, subject to court approval, previously disclosed cases involving lifetime guaranteed renewable major medical insurance policies issued by Equitable Life in five states. Plaintiffs in these cases claimed that Equitable Life's method for determining premium increases breached the terms of certain forms of the policies and was misrepresented. In certain cases plaintiffs also claimed that Equitable Life misrepresented to policyholders that premium increases had been approved by insurance departments, and that it determined annual rate increases in a manner that discriminated against the policyholders.

        In December 1997, Equitable Life entered into a settlement agreement, subject to court approval, which would result in creation of a nationwide class consisting of all persons holding, and paying premiums on, the policies at any time since January 1, 1988 and the dismissal with prejudice of the pending actions and the resolution of all similar claims on a nationwide basis. Under the terms of the settlement, which involves approximately 127,000 former and current policyholders, Equitable Life would pay $14.2 million in exchange for release of all claims and will provide future relief to certain current policyholders by restricting future premium increases, estimated to have a present value of $23.3 million. This estimate is based upon assumptions about future events that cannot be predicted with certainty and accordingly the actual value of the future relief may vary. In October 1998, the court entered a judgment approving the settlement agreement and, in November, a member of the national class filed a notice of appeal of the judgment. In January 1999, the Court of Appeals granted Equitable Life's motion to dismiss the appeal.

        Life Insurance and Annuity Sales Cases

        A number of lawsuits  are  pending as  individual  claims and  purported class actions against Equitable Life and its subsidiary insurance companies Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997) and The Equitable of Colorado, Inc. ("EOC"). These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in varying jurisdictions, and are in varying stages of discovery and motions for class certification.

        In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, The Equitable's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of The Equitable. The Equitable's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on The Equitable's results of operations in any particular period.

        Discrimination Case

        Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, The Equitable's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of The Equitable. The Equitable's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on The Equitable's results of operations in any particular period.

        Alliance Capital

        In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. Alliance believes that the allegations in the amended complaint, which was filed in February 1999, are without merit and intends to defend itself vigorously against these claims. While the ultimate outcome of this matter cannot be determined at this time, Alliance's management does not expect that it will have a material adverse effect on Alliance's results of operations or financial condition.

        DLJSC

        DLJSC is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. DLJSC is defending itself vigorously against all the allegations contained in the complaint. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Due to the early stage of this litigation, based on the information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. Trial is expected in early May 1999. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        DLJSC is a defendant in a complaint which alleges that DLJSC and a number of other financial institutions and several individual defendants violated civil provisions of RICO by inducing plaintiffs to invest over $40 million in The Securities Groups, a number of tax shelter limited partnerships, during the years 1978 through 1982. The plaintiffs seek recovery of the loss of their entire investment and an approximately equivalent amount of tax-related damages. Judgment for damages under RICO are subject to trebling. Discovery is complete. Trial has been scheduled for May 17, 1999. DLJSC believes that it has meritorious defenses to the complaints and will continue to contest the suits vigorously. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        DLJSC is a defendant along with certain other parties in four actions involving Mid-American Waste Systems, Inc. ("Mid-American"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code in January 1997. Three actions seek rescission, compensatory and punitive damages for DLJSC's role in underwriting notes of Mid-American. The other action, filed by the Plan Administrator for the bankruptcy estate of Mid-American, alleges that DLJSC is liable as an underwriter for alleged misrepresentations and omissions in the prospectus for the notes, and liable as financial advisor to Mid-American for allegedly failing to advise Mid-American about its financial condition. DLJSC believes that it has meritorious defenses to the complaints and will continue to contest the suits vigorously. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Based upon information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        Other Matters

        In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally data processing equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 1999 and the succeeding four years are $98.7 million, $92.7 million, $73.4 million, $59.9 million, $55.8 million and $550.1 million thereafter. Minimum future sublease rental income on these noncancelable leases for 1999 and the succeeding four years is $7.6 million, $5.6 million, $4.6 million, $2.3 million, $2.3 million and $25.4 million thereafter.

        At December 31, 1998, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 1999 and the succeeding four years is $189.2 million, $177.0 million, $165.5 million, $145.4 million, $122.8 million and $644.7 million thereafter.

17)     OTHER OPERATING COSTS AND EXPENSES

        Other operating costs and expenses consisted of the following:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Compensation costs.................................  $       772.0       $      721.5       $      704.8
        Commissions........................................          478.1              409.6              329.5
        Short-term debt interest expense...................           26.1               31.7                8.0
        Long-term debt interest expense....................           84.6              121.2              137.3
        Amortization of policy acquisition costs...........          292.7              287.3              405.2
        Capitalization of policy acquisition costs.........         (609.1)            (508.0)            (391.9)
        Rent expense, net of sublease income...............          100.0              101.8              113.7
        Cursitor intangible assets writedown...............            -                120.9                -
        Other..............................................        1,056.8              917.9              769.1
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     2,201.2       $    2,203.9       $    2,075.7
                                                            =================   ================   =================

        During 1997 and 1996, the Company restructured certain operations in connection with cost reduction programs and recorded pre-tax provisions of $42.4 million and $24.4 million, respectively. The amounts paid during 1998, associated with cost reduction programs, totaled $22.6 million. At December 31, 1998, the liabilities associated with cost reduction programs amounted to $39.4 million. The 1997 cost reduction program included costs related to employee termination and exit costs. The 1996 cost reduction program included restructuring costs related to the consolidation of insurance operations' service centers. Amortization of DAC in 1996 included a $145.0 million writeoff of DAC related to DI contracts.

18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1998, 1997 and 1996, statutory net income (loss) totaled $384.4 million, $(351.7) million and $(351.1) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,728.0 million and $3,907.1 million at December 31, 1998 and 1997, respectively. No dividends have been paid by Equitable Life to the Holding Company to date.

        At December 31, 1998, the Insurance Group, in accordance with various government and state regulations, had $25.6 million of securities deposited with such government or state agencies.

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity on a GAAP basis are primarily attributable to: (a) inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes are provided for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (e) valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (f) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

        Intersegment investment advisory and other fees of approximately $61.8 million, $84.1 million and $129.2 million for 1998, 1997 and 1996, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $4.2 million and $13.3 million for 1998, 1997 and 1996, respectively, are eliminated in consolidation.

        The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                                   Investment
                                                Insurance           Services        Elimination           Total
                                              ---------------   -----------------  ---------------   ----------------
                                                                          (In Millions)
        1998
        Segment revenues.....................  $     4,029.8     $    1,438.4       $        (5.7)    $    5,462.5
        Investment gains.....................           64.8             35.4                 -              100.2
                                              ---------------   -----------------  ---------------   ----------------
        Total Revenues.......................  $     4,094.6     $    1,473.8       $        (5.7)    $    5,562.7
                                              ===============   =================  ===============   ================

        Pre-tax operating earnings...........  $       688.6     $      284.3       $         -       $      972.9
        Investment gains , net of
          DAC and other charges..............           41.7             27.7                 -               69.4
        Pre-tax minority interest............            -              141.5                 -              141.5
                                              ---------------   -----------------  ---------------   ----------------
        Earnings from Continuing
          Operations.........................  $       730.3     $      453.5       $         -       $    1,183.8
                                              ===============   =================  ===============   ================

        Total Assets.........................  $    75,626.0     $   12,379.2       $       (64.4)    $   87,940.8
                                              ===============   =================  ===============   ================


        1997
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment gains (losses)............         (318.8)           255.1                -               (63.7)
                                              ---------------   -----------------  ---------------   ----------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                              ===============   =================  ===============   ================

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment gains (losses), net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                              ---------------   -----------------  ---------------   ----------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                              ===============   =================  ===============   ================

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                              ===============   =================  ===============   ================


                                                                   Investment
                                                Insurance           Services        Elimination           Total
                                              ---------------   -----------------  ---------------   ----------------
                                                                          (In Millions)
        1996
        Segment revenues.....................  $     3,789.1     $    1,105.5       $       (12.6)    $    4,882.0
        Investment gains (losses)............          (30.3)            20.5                 -               (9.8)
                                              ---------------   -----------------  ---------------   ----------------
        Total Revenues.......................  $     3,758.8     $    1,126.0       $       (12.6)    $    4,872.2
                                              ===============   =================  ===============   ================

        Pre-tax operating earnings...........  $       337.1     $      224.6       $         -       $      561.7
        Investment gains (losses), net of
          DAC and other charges..............          (37.2)            16.9                 -              (20.3)
        Reserve strengthening and DAC
          writeoff...........................         (393.0)             -                   -             (393.0)
        Non-recurring costs and
          expenses...........................          (22.3)            (1.1)                -              (23.4)
        Pre-tax minority interest............            -               83.6                 -               83.6
                                              ---------------   -----------------  ---------------   ----------------
        Earnings (Loss) from
          Continuing Operations..............  $      (115.4)    $      324.0       $         -       $      208.6
                                              ===============   =================  ===============   ================

20)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 1998 and 1997 are summarized below:

                                                                    Three Months Ended
                                       ------------------------------------------------------------------------------
                                           March 31           June 30           September 30          December 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (In Millions)
        1998
        Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations before
          Cumulative Effect
          of Accounting Change........  $       212.8      $       197.0       $      136.8         $      158.9
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                       =================  =================   ==================   ==================

        1997
        Total Revenues................  $     1,266.0      $     1,552.8       $    1,279.0         $    1,021.6
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations before
          Cumulative Effect
          of Accounting Change........  $       117.4      $       222.5       $      145.1         $       39.4
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       114.1      $       223.1       $      144.9         $      (44.9)
                                       =================  =================   ==================   ==================

        Net earnings for the three months ended December 31, 1997 includes a charge of $212.0 million related to additions to valuation allowances on and writeoffs of real estate of $225.2 million, and reserve strengthening on discontinued operations of $84.3 million offset by a reversal of prior years tax reserves of $97.5 million.

21)     INVESTMENT IN DLJ

        At December 31, 1998, the Company's ownership of DLJ interest was approximately 32.5%. The Company's ownership interest will be further reduced upon the issuance of common stock after the vesting of forfeitable restricted stock units acquired by and/or the exercise of options granted to certain DLJ employees. DLJ restricted stock units represents forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

        The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

        Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Assets:
        Trading account securities, at market value............................  $   13,195.1       $   16,535.7
        Securities purchased under resale agreements...........................      20,063.3           22,628.8
        Broker-dealer related receivables......................................      34,264.5           28,159.3
        Other assets...........................................................       4,759.3            3,182.0
                                                                                ----------------   -----------------
        Total Assets...........................................................  $   72,282.2       $   70,505.8
                                                                                ================   =================

        Liabilities:
        Securities sold under repurchase agreements............................  $   35,775.6       $   36,006.7
        Broker-dealer related payables.........................................      26,161.5           26,127.2
        Short-term and long-term debt..........................................       3,997.6            3,249.5
        Other liabilities......................................................       3,219.8            2,860.9
                                                                                ----------------   -----------------
        Total liabilities......................................................      69,154.5           68,244.3
        DLJ's company-obligated mandatorily redeemed preferred
          securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
        Total shareholders' equity.............................................       2,927.7            2,061.5
                                                                                ----------------   -----------------
        Total Liabilities, Cumulative Exchangeable Preferred Stock and
          Shareholders' Equity.................................................  $   72,282.2       $   70,505.8
                                                                                ================   =================

        DLJ's equity as reported...............................................  $    2,927.7       $    2,061.5
        Unamortized cost in excess of net assets acquired in 1985
          and other adjustments................................................          23.7               23.5
        The Holding Company's equity ownership in DLJ..........................      (1,002.4)            (740.2)
        Minority interest in DLJ...............................................      (1,118.2)            (729.3)
                                                                                ----------------   -----------------
        The Company's Carrying Value of DLJ....................................  $      830.8       $      615.5
                                                                                ================   =================

        Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Commission, fees and other income......................................  $    3,184.7       $    2,430.7
        Net investment income..................................................       2,189.1            1,652.1
        Dealer, trading and investment gains, net..............................          33.2              557.7
                                                                                ----------------   -----------------
        Total revenues.........................................................       5,407.0            4,640.5
        Total expenses including income taxes..................................       5,036.2            4,232.2
                                                                                ----------------   -----------------
        Net earnings...........................................................         370.8              408.3
        Dividends on preferred stock...........................................          21.3               12.2
                                                                                ----------------   -----------------
        Earnings Applicable to Common Shares...................................  $      349.5       $      396.1
                                                                                ================   =================

        DLJ's earnings applicable to common shares as reported.................  $      349.5       $      396.1
        Amortization of cost in excess of net assets acquired in 1985..........           (.8)              (1.3)
        The Holding Company's equity in DLJ's earnings.........................        (136.8)            (156.8)
        Minority interest in DLJ...............................................         (99.5)            (109.1)
                                                                                ----------------   -----------------
        The Company's Equity in DLJ's Earnings.................................  $      112.4       $      128.9
                                                                                ================   =================

22)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock option plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1998, 1997 and 1996 would have been:

                                                                        1998              1997             1996
                                                                   ---------------   ---------------  ---------------
                                                                                     (In Millions)
        Net Earnings:
          As reported.............................................  $      708.2      $     437.2      $       10.3
          Pro forma...............................................         678.4            426.3               3.3

        The fair values of options granted after December 31, 1994, used as a basis for the above pro forma disclosures, were estimated as of the dates of grant using the Black-Scholes option pricing model. The option pricing assumptions for 1998, 1997 and 1996 are as follows:

                                    Holding Company                      DLJ                            Alliance
                             ------------------------------ ------------------------------- ----------------------------------
                               1998      1997       1996      1998       1997      1996       1998       1997         1996
                             --------- ---------- --------- ---------- -------------------- ---------------------- -----------

        Dividend yield......  0.32%      0.48%     0.80%      0.69%      0.86%     1.54%      6.50%      8.00%       8.00%

        Expected volatility.   28%        20%       20%        40%        33%       25%        29%        26%         23%

        Risk-free interest
          rate..............  5.48%      5.99%     5.92%      5.53%      5.96%     6.07%      4.40%      5.70%       5.80%

        Expected life
          in years..........    5          5         5          5          5         5         7.2        7.2         7.4

        Weighted average
          fair value per
          option at
          grant-date........  $22.64    $12.25     $6.94     $16.27     $10.81     $4.03      $3.86      $2.18       $1.35

        A summary of the Holding Company, DLJ and Alliance's option plans is as follows:

                                        Holding Company                     DLJ                         Alliance
                                  ----------------------------- ----------------------------- -----------------------------
                                                    Weighted                      Weighted                     Weighted
                                                    Average                       Average                       Average
                                                    Exercise                      Exercise                     Exercise
                                                    Price of                      Price of                     Price of
                                      Shares        Options         Shares        Options         Units         Options
                                  (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                                  --------------- ------------- --------------- ------------- -----------------------------
        Balance as of
          January 1, 1996........       6.7           $20.27         18.4         $13.50            9.6          $ 8.86
          Granted................        .7           $24.94          4.2         $16.27            1.4          $12.56
          Exercised..............       (.1)          $19.91          -                             (.8)         $ 6.82
          Expired................       -                             -                             -
          Forfeited..............       (.6)          $20.21          (.4)        $13.50            (.2)         $ 9.66
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1996......       6.7           $20.79         22.2         $14.03           10.0          $ 9.54
          Granted................       3.2           $41.85          6.4         $30.54            2.2          $18.28
          Exercised..............      (1.6)          $20.26          (.2)        $16.01           (1.2)         $ 8.06
          Forfeited..............       (.4)          $23.43          (.2)        $13.79            (.4)         $10.64
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1997......       7.9           $29.05         28.2         $17.78           10.6          $11.41
          Granted................       4.3           $66.26          1.5         $38.59            2.8          $26.28
          Exercised..............      (1.1)          $21.18         (1.4)        $14.91            (.9)         $ 8.91
          Forfeited..............       (.4)          $47.01          (.1)        $17.31            (.2)         $13.14
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1998......      10.7           $44.00         28.2         $19.04           12.3          $14.94
                                  ===============               =============                 ===============

        Information about options outstanding and exercisable at December 31, 1998 is as follows:

                                             Options Outstanding                          Options Exercisable
                             ----------------------------------------------------  -----------------------------------
                                                    Weighted
                                                    Average         Weighted                             Weighted
              Range of             Number          Remaining         Average             Number           Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable        Exercise
               Prices          (In Millions)      Life (Years)        Price          (In Millions)         Price
        --------------------------------------- ----------------- ----------------  ------------------- ---------------

               Holding
               Company
        ----------------------
        $18.125    -$27.75           3.7               5.19           $20.97              3.0              $20.33
        $28.50     -$45.25           3.0               8.68           $41.79              -
        $50.63     -$66.75           2.1               9.21           $52.73              -
        $81.94     -$82.56           1.9               9.62           $82.56              -
                              -----------------                                    -------------------
        $18.125    -$82.56          10.7               7.75           $44.00              3.0              $20.33
                              ================= ================= ================  ==================== ==============

                 DLJ
        ----------------------
        $13.50    -$25.99           22.3               7.1            $14.59             21.4              $15.05
        $26.00    -$38.99            5.0               8.8            $33.94              -
        $39.00    -$52.875            .9               9.4            $44.65              -
                              -----------------                                    -------------------
        $13.50    -$52.875          28.2               7.5            $19.04             21.4              $15.05
                              ================= ================== ==============  ===================== =============

              Alliance
        ----------------------
        $ 3.03    -$ 9.69            3.1               4.5            $ 8.03              2.4              $ 7.57
        $ 9.81    -$10.69            2.0               5.3            $10.05              1.6              $10.07
        $11.13    -$13.75            2.4               7.5            $11.92              1.0              $11.77
        $18.47    -$18.78            2.0               9.0            $18.48               .4              $18.48
        $22.50    -$26.31            2.8               9.9            $26.28              -                  -
                              -----------------                                    -------------------
        $  3.03   -$26.31           12.3               7.2            $14.94              5.4              $ 9.88
                              ================= =================== =============  ===================== =============

                                                                      APPENDIX A


DIRECTORS AND PRINCIPAL OFFICERS

     Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Francoise Colloc'h                      Director of Equitable Life since July 1992.  Senior  Executive Vice President,
AXA                                     Human  Resources and  Communications  of AXA, and various  positions  with AXA
23, Avenue Matignon                     affiliated ompanies. Director of Equitable Companies since December 1996.
75008 Paris, France
------------------------------------------------------------------------------------------------------------------------
Henri de Castries                       Director of Equitable Life since  September  1993.  Director  (since May 1994)
AXA                                     and Chairman of the Board (since  April 1998) of  Equitable  Companies.  Prior
23, Avenue Matignon                     thereto,  Vice Chairman of the Board of Equitable  Companies (February 1996 to
75008 Paris, France                     April 1998).  Senior  Executive Vice  President,  Financial  Services and Life
                                        Insurance  Activities  of  AXA  since  1996.  Prior  thereto,  Executive  Vice
                                        President  Financial  Services and Life  Insurance  Activities of AXA (1993 to
                                        1996).  Also  Director or Officer of various  subsidiaries  and  affiliates of the AXA Group.  Director of other Equitable Life  affiliates.  Previously held other officerships with the AXA Group.
------------------------------------------------------------------------------------------------------------------------
Joseph L. Dionne                        Director of  Equitable  Life since May 1982.  Chairman  (since April 1998) and
The McGraw-Hill Companies               former Chief  Executive  Officer (April 1983 to April 1988) of The McGraw-Hill
1221 Avenue of the Americas             Companies.  Director of Equitable Companies (since May 1992). Director, Harris
New York, NY 10020                      Corporation and Ryder System, Inc.
------------------------------------------------------------------------------------------------------------------------
Denis Duverne                           Director  of  Equitable  Life  since  February  1998.  Senior  Vice  President
AXA                                     International  (US-UK-Benelux)  AXA.  Director since February 1996,  Alliance.
23, Avenue Matignon                     Director since February 1997, Donaldson Lufkin & Jenrette ("DLJ").
75008 Paris, France
------------------------------------------------------------------------------------------------------------------------
Jean-Rene Fourtou                       Director of Equitable  Life since July 1992.  Director of Equitable  Companies
Rhone-Poulenc S.A.                      since July 1992.  Chairman and Chief Executive Officer of Rhone-Poulenc  S.A.;
25, Quai Paul Doumer                    Member,  Supervisory Board of AXA since January 1997;  European Advisory Board
92408 Courbevoie Cedex                  of  Bankers  Trust  Company  and  Consulting  Council  of  Banque  de  France;
France                                  Director,  Societe  Generale,  Schneider S.A. and Groupe  Pernod-Ricard  (July
                                        1997 to present).
------------------------------------------------------------------------------------------------------------------------
Norman C. Francis                       Director of Equitable  Life since March 1989.  President of Xavier  University
Xavier University of Louisiana          of Louisiana;  Director,  First  National Bank of Commerce,  New Orleans,  LA,
7325 Palmetto Street                    Piccadilly Cafeterias, Inc., and Entergy Corporation.
New Orleans, LA  70125
------------------------------------------------------------------------------------------------------------------------
Donald J. Greene                        Director of Equitable Life since July 1991. Partner,  LeBoeuf,  Lamb, Greene &
LeBouef, Lamb, Greene & MacRae,         MacRae, L.L.P. Director of Equitable Companies since May 1992.
  L.L.P.
125 West 55th Street
New York, NY  10019-4513
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
DIRECTORS (continued)
------------------------------------------------------------------------------------------------------------------------
John T. Hartley                         Director of Equitable  Life since August 1987.  Currently a Director and retired
Harris Corporation                      Chairman and Chief Executive Officer of Harris Corporation  (retired July 1995);
1025 NASA Boulevard                     previously  held  other  officerships  with  Harris  Corporation.   Director  of
Melbourne, FL 32919                     Equitable Companies since May 1992; Director of the McGraw Hill Companies.
------------------------------------------------------------------------------------------------------------------------
John H.F. Haskell, Jr.                  Director of Equitable  Life since July 1992;  Director of Equitable  Companies
SBC Warburg Dillon Read LLC             since July 1992;  Managing Director of SBC Warburg Dillon Read LLC, and member
535 Madison Avenue                      of its Board of  Directors;  Director of the  Equitable  Companies;  Chairman,
New York, NY  10022                     Supervisory Board, Dillon Read (France) Gestion (until 1998);  Director,  Pall
                                        Corporation (November 1998 to present) and Dillon, Read Limited.
------------------------------------------------------------------------------------------------------------------------
Mary R. (Nina) Henderson                Director  of  Equitable  Life since  December  1996.  President  of  Bestfoods
Bestfoods Grocery                       Grocery  (formerly CPC Specialty  Markets Group);  Vice  President,  BESTFOODS
BESTFOODS                               (formerly CPC  International,  Inc.) since 1993.  Prior thereto,  President of
International Plaza                     CPC Specialty  Markets Group.  Director of Equitable  Companies since December
700 Sylvan Avenue                       1996; Director, Hunt Corporation.
Englewood Cliffs, NJ 07632-9976
------------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain                        Director of Equitable  Life since July 1992.  President of Jarmain  Group Inc.
Jarmain Group Inc.                      and  officer  or  director  of  several  affiliated  companies.  Chairman  and
121 King Street West                    Director of FCA International  Ltd. (until May 1998).  Director of various AXA
Suite 2525                              affiliated  companies and National Mutual Holdings Limited (July 1998-Present;
Toronto, Ontario M5H 3T9                Alternate  Director,  the  National  Mutual Life  Association  of  Australasia
Canada                                  Limited  (until  1998);  National  Mutual  Asia  Limited and  National  Mutual
                                        Insurance  Company Limited,  Hong Kong (February 1997 to present).  Previously held other  officerships  with FCA  International.  Director of the  Equitable
                                        Companies since July 1992.
------------------------------------------------------------------------------------------------------------------------
George T. Lowy                          Director of Equitable Life since July 1992. Partner,  Cravath, Swaine & Moore.
Cravath, Swaine & Moore                 Director, Eramet.
825 Eighth Avenue
New York, NY  10019
------------------------------------------------------------------------------------------------------------------------
Didier Pineau-Valencienne               Director of Equitable  Life since  February  1996.  Former  Chairman and Chief
Schneider S.A.                          Executive  Officer of Schneider S.A. as of February 1999,  Honorary  Chairman.
64/70, Avenue Jean-Baptiste Clement     Chairman or Director of numerous  subsidiaries  and  affiliated  companies  of
92646 Boulogne-Billancourt Cedex        Schneider.  Director of Equitable  Companies and Equitable Life from July 1992
France                                  to  February  1995.   Member,   Supervisory  Board,  AXA  and  Lagardere  ERE;
                                        Director,  CGIP,  Sema Group PLC and  Rhone-Poulenc,  SA;  Member of  European
                                        Advisory Board of Bankers Trust Company,  Supervisory  Board of Banque Paribas
                                        (until  1998) and  Advisory  Boards of  Bankers  Trust  Company,  Booz Allen &
                                        Hamilton (USA) and Banque de France.
------------------------------------------------------------------------------------------------------------------------
George J. Sella, Jr.                    Director  of  Equitable  Life  since  May  1987.  Retired  Chairman  and Chief
P.O. Box 397                            Executive   Officer  of  American   Cyanamid  Company  (retired  April  1993);
Newton, NJ  07860                       previously held other  officerships  with American  Cyanamid.  Director of the
                                        Equitable Companies, since May 1992.
------------------------------------------------------------------------------------------------------------------------
Dave H. Williams                        Director of  Equitable  Life since March 1991.  Chairman  and Chief  Executive
Alliance Capital Management             Officer of Alliance  until  January  1999 and Chairman or Director of numerous
Corporation                             subsidiaries  and  affiliated  companies of Alliance.  Senior  Executive  Vice
1345 Avenue of the Americas             President of AXA since January 1997.  Director of Equitable  Companies,  since
New York, NY  10105                     May 1992.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
OFFICER-DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Michael Hegarty                         Director of Equitable  Life since January 1998.  President  since January 1998 and  Chief  Operating  Officer  since  February  1998,  Equitable  Life.  Vice
                                        Chairman since April 1998,  Senior  Executive Vice President  (January 1998 to
                                        April 1998),  and Director and Chief  Operating  Officer  (both since  January
                                        1998),  Equitable  Companies.   Vice  Chairman  (from  1996  to  1997),  Chase
                                        Manhattan Corporation.  Vice Chairman (from 1995 to 1996) and Senior Executive
                                        Vice President (from 1991 to 1995),  Chemical Bank.  Executive Vice President,
                                        Chief Operating  Officer and Director since March 1998,  Equitable  Investment
                                        Corporation  ("EIC");  ACMC,  Inc.  ("ACMC")  (since  March  1998).  Director,
                                        Equitable  Capital  Management   Corporation   ("ECMC")  (since  March  1998),
                                        Alliance and DLJ (both May 1998 to Present).
------------------------------------------------------------------------------------------------------------------------
Edward D. Miller                        Director of  Equitable  Life since  August  1997.  Chairman of the Board since
                                        January 1998,  Chief Executive  Officer since August 1997,  President  (August
                                        1997  to  January  1998),  Equitable  Life.  Director,   President  and  Chief
                                        Executive  Officer,  all  since  August  1997,  Equitable  Companies.   Senior
                                        Executive Vice President and Member of the Executive  Committee,  AXA;  Senior
                                        Vice  Chairman,  Chase  Manhattan  Corporation  (March  1996 to  April  1997).
                                        President  (January  1994 to March 1996) and Vice Chairman  (December  1991 to
                                        January 1994),  Chemical Bank.  Director,  Alliance  (since August 1997),  DLJ
                                        (since  November  1997),  ECMC (since March  1998),  ACMC,  Inc.  (since March
                                        1998), and AXA Canada (since September 1998).  Director,  Chairman,  President and Chief Executive Officer since March 1998, EIC. Director, KeySpan Energy.
------------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin                        Director  and Vice  Chairman  of the  Board  since  February  1998,  and Chief
                                        Financial  Officer  since May 1996,  Equitable  Life.  Senior  Executive  Vice
                                        President  until February 1998,  and Chief  Financial  Officer since May 1997,
                                        Equitable Companies.  Vice President until 1998, EQ ADVISORS TRUST.  Director,
                                        Alliance,  since  July  1997,  Alliance,  and DLJ  (since  June  1997).  Prior thereto,  Chairman,  Insurance  Consulting and Actuarial  Practice,  Coopers &
                                        Lybrand, L.L.P.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
Leon B. Billis                          Executive Vice President (since February 1998) and Chief  Information  Officer
                                        (since November  1994),  Equitable  Life.  Previously held other  officerships with Equitable Life; Director, J.M.R. Realty Services, Inc.
------------------------------------------------------------------------------------------------------------------------
Harvey Blitz                            Senior  Vice  President,  Equitable  Life.  Senior Vice  President,  Equitable
                                        Companies.  Director, The Equitable of Colorado, Inc. Vice President and Chief
                                        Financial Officer since March 1997, EQ ADVISORS TRUST.  Director and Chairman,
                                        Frontier Trust Company  ("Frontier").  Executive Vice President since November
                                        1996 and Director, EQ Financial Consultants,  Inc. ("EQF"). Director until May
                                        1996,  Equitable  Distributors,   Inc.  ("EDI").   Director  and  Senior  Vice
                                        President,   EquiSource.  Director  and  Officer  of  various  Equitable  Life affiliates.  Previously  held other  officerships  with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                          Senior Vice President and Treasurer,  Equitable Life and Equitable  Companies.
                                        Treasurer,  EIC (since June 1997),  EquiSource  and  Frontier.  President  and
                                        Chief  Executive  Officer (since  September  1997),  and prior  thereto,  Vice
                                        President and Treasurer,  Equitable Casualty  Insurance Company  ("Casualty").
                                        Vice  President  and   Treasurer,   EQ  ADVISORS  TRUST  (since  March  1997).
                                        Director,  Chairman,  President  and Chief  Executive  Officer,  Equitable  JV
                                        Holdings  (since August  1997).  Director  (since July 1997),  and Senior Vice
                                        President  and Chief  Financial  Officer  (since April  1998),  ACMC and ECMC.
                                        Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS (continued)
------------------------------------------------------------------------------------------------------------------------
Judy A. Faucett                         Senior  Vice  President,  Equitable  Life (since  September  1996) and Actuary
                                        (September 1996 to December 1998).  Partner and Senior  Actuarial  Consultant,
                                        Coopers & Lybrand L.L.P. (January 1989 to August 1996).
------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                       Senior Vice President and Controller,  Equitable Life and Equitable Companies.
                                        Senior Vice President and Chief Financial Officer,  The Equitable of Colorado,
                                        Inc., since March 1997. Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Paul J. Flora                           Senior  Vice  President  and  Auditor,  Equitable  Life.  Vice  President  and
                                        Auditor, Equitable Companies.
------------------------------------------------------------------------------------------------------------------------
Robert E. Garber                        Executive  Vice  President and General  Counsel,  Equitable Life and Equitable
                                        Companies.  Previously  held other  officerships  with  Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Jerome S. Golden                        Executive Vice President  (since November 1997),  Equitable Life and Equitable
                                        Companies.  Prior thereto,  President,  Income  Management  Group (May 1994 to
                                        November  1997),   Equitable  Life.   Chairman  and  Chief  Executive  Officer
                                        (February 1995 to December 1997), EDI. Owner (November 1993 to May 1994), JG
                                        Resources.
------------------------------------------------------------------------------------------------------------------------
Mark A. Hug                             Senior Vice President (since April 1997),  Equitable Life. Prior thereto, Vice
                                        President, Aetna.
------------------------------------------------------------------------------------------------------------------------
Donald R. Kaplan                        Vice President and Chief  Compliance  Officer and Associate  General  Counsel,
                                        Equitable Life. Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------
Michael S. Martin                       Executive Vice President  (since  September 1998) and Chief Marketing  Officer
                                        (since  December  1997).  Chairman  and Chief  Executive  Officer,  EQF.  Vice
                                        President,  EQ ADVISORS  TRUST  (until April 1998) and THE HUDSON RIVER TRUST.
                                        Director,   Equitable  Underwriting  and  Sales  Agency  (Bahamas),  Ltd.  and
                                        EquiSource;  Director and Executive  Vice  President  (since  December  1998),
                                        Colorado, prior thereto,  Director and Senior Vice President.  Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Douglas Menkes                          Senior Vice President and Corporate  Actuary since June 1997,  Equitable Life.
                                        Prior thereto, Consulting Actuary, Milliman & Robertson, Inc.
------------------------------------------------------------------------------------------------------------------------
Peter D. Noris                          Executive  Vice  President  and  Chief  Investment  Officer,  Equitable  Life.
                                        Executive Vice  President  since May 1995 and Chief  Investment  Officer since
                                        July  1995,  Equitable  Companies.   Trustee,  THE  HUDSON  RIVER  TRUST,  and
                                        Chairman,   President  and  Trustee  since  March  1997,  EQ  ADVISORS  TRUST.
                                        Director,  Alliance,  and Equitable  Real Estate (until June 1997).  Executive
                                        Vice  President,  EQF,  since November  1996.  Director,  EREIM Managers Corp.
                                        (since July  1997),  and EREIM LP Corp.  (since  October  1997).  Prior to May
                                        1995,  Vice  President/Manager,   Insurance  Companies  Investment  Strategies
                                        Group, Salomon Brothers, Inc.
------------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale                     Senior Vice President,  Equitable Life. Director, Chairman and Chief Operating
                                        Officer,  Casualty (since September 1997). Director,  Equitable Agri-Business,
                                        Inc.  (until June 1997).  Previously  held other  officerships  with Equitable
                                        Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Pauline Sherman                         Senior Vice President  (since  February  1999);  Vice  President,  Secretary and
                                        Associate  General  Counsel,  Equitable  Life  and  Equitable  Companies,  since
                                        September 1995. Previously held other officerships with Equitable Life.

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS (continued)
------------------------------------------------------------------------------------------------------------------------
Richard V. Silver                       Senior Vice President since February 1995 and Deputy General Counsel since
                                        June 1996, Equitable Life. Senior Vice President and Associate General
                                        Counsel (since September 1996), Equitable Companies. Director, EQF. Senior Vice
                                        President and General Counsel, EIC (June 1997 to March 1998). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Jose S. Suquet                          Senior Executive Vice President since February 1998, Chief Distribution  Officer since  December 1997 and Chief Agency  Officer  (August 1994 to December  1997),
                                        Equitable Life.  Prior thereto,  Agency Manager.  Executive Vice President since
                                        May 1996, the Equitable  Companies.  Vice President since March 1998, THE HUDSON
                                        RIVER TRUST. Chairman (since December 1997), EDI.
------------------------------------------------------------------------------------------------------------------------

                                                                      APPENDIX B


OUR DATA ON MARKET PERFORMANCE

In reports or other communications to policyowners or in advertising material, we may describe general economic and market conditions affecting our variable investment options, and the portfolios and may compare the performance or ranking of those options and the portfolios with:

          o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

          o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

          o    data developed by us derived from such indices or averages.

We also may furnish to present or prospective policyowners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:

         Barron's                                      Money Management Letter
         Morningstar's Variable Annuities/Life         Investment Dealers Digest
         Business Week                                 National Underwriter
         Forbes                                        Pension & Investments
         Fortune                                       USA Today
         Institutional Investor                        Investor's Daily
         Money                                         The New York Times
         Kiplinger's Personal Finance                  The Wall Street Journal
         Financial Planning                            The Los Angeles Times
         Investment Advisor                            The Chicago Tribune
         Investment Management Weekly

Lipper Analytical Services, Inc. (Lipper) compiles performance data for peer universes of Portfolios with similar investment objectives in its Lipper Variable Insurance Products Performance Analysis Service (Lipper Survey). Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

          o The "Separate Account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable insurance and annuity contracts; and

          o The "Mutual Fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Report consists of nearly 700 variable life and annuity portfolios, all of which report their data net of investment management fees, direct operating expenses and separate account level charges.

LONG-TERM MARKET TRENDS

The following chart presents historical return trends for various types of securities. The information presented does not directly relate to the performance of our variable investment options or the Trusts. Nevertheless, it may help you gain a perspective on the potential returns of different asset classes over different periods of time. By combining this information with your knowledge of your own financial needs, you may be able to better determine how you wish to allocate your policy's premiums.

Historically, the investment performance of common stocks over the long term has generally been superior to that of long- or short-term debt securities. However, common stocks have also experienced dramatic changes in value over short periods of time. One of our variable investment options that invests primarily in common stocks may, therefore, be a desirable selection for owners who are willing to accept such risks. If, on the other hand, you wish to limit your short-term risk, you may find it preferable to allocate a smaller percentage of net premiums to those options that invest primarily in common stock. All investments in securities, whether equity or debt, involve varying degrees of risk. They also offer varying degrees of potential reward.

The chart below illustrates the average annual compound rates of return over selected time periods between December 31, 1926 and December 31, 1998 for the types of securities indicated in the chart. These rates of return assume the reinvestment of dividends, capital gains and interest. The Consumer Price Index is also shown as a measure of inflation for comparison purposes. The investment return information presented is an historical record of unmanaged categories of securities. In addition, the rates of return shown do not reflect either (1) investment management fees and expenses, or (2) costs and charges associated with ownership of a variable life insurance policy.

The rates of return illustrated do not represent returns of our variable investment options or the portfolios and do not constitute a representation that the performance of those options or the portfolios will correspond to rates of return such as those illustrated in the chart.

-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Rates of Return

                                                                        Long-Term                          U.S.
For the following periods ending         Common        Long-Term        Corporate     Intermediate-Term  Treasury      Consumer
December 31, 1998                        Stocks    Government Bonds       Bonds         Gov't Bonds        Bills      Price Index
-----------------------------------------------------------------------------------------------------------------------------------

1 Year                                   28.58%          13.06%           10.76%           10.21%          4.86%         1.80%
3 Years                                  28.27            9.07             8.25             6.84           5.11          2.27
5 years                                  24.06            9.52             8.74             6.20           4.96          2.41
10 years                                 19.19           11.66            10.85             8.74           5.29          3.14
20 years                                 17.75           11.14            10.86             9.85           7.17          4.53
30 years                                 12.67            9.09             9.14             8.71           6.76          5.24
40 years                                 12.00            7.20             7.43             7.39           5.94          4.44
50 years                                 13.56            5.89             6.20             6.21           5.07          3.92
60 years                                 12.49            5.43             5.62             5.50           4.26          4.19
Since 1926                               11.21            5.29             5.78             5.32           3.78          3.15
Inflation Adjusted                        7.82            2.08             2.55             2.11           0.62          0.00
   Since 1926


--------------------------------------

Source: Ibbotson, Roger G. and Rex A. Sinquefield, STOCKS, BONDS, BILLS, AND INFLATION (SBBI), 1982, updated in STOCKS, BONDS, BILLS, AND INFLATION 1999 YEARBOOK, (TM) Ibbotson Associates, Inc., Chicago. All rights reserved.

Common Stocks (S&P 500) - Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

Long-Term Government Bonds - Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty-year maturity and a reasonably current coupon.

Long-Term Corporate Bonds - For the period 1969-1998, represented by the Salomon Brothers Long-Term, High-Grade Corporate Bond Index; for the period 1946-1968, the Salomon Brothers' Index was backdated using Salomon Brothers' monthly yield data and a methodology similar to that used by Salomon for 1969-1998; for the period 1926-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty-year maturity.

Intermediate-Term Government Bonds - Measured by a one-bond portfolio constructed each year containing a bond with approximately a five-year maturity.

U.S. Treasury Bills - Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

Consumer Price Index - Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.

                                                                      APPENDIX C

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS

This supplement updates
The prospectuses dated                                            which relate to our
----------------------                                            -------------------

July 25, 1996; January 1, 1997; and May 1, 1997-98..........      IL Protector (R) Policies

December 19, 1994; May 1, 1995-98; September 15, 1995; and
January 1, 1997.............................................      Incentive Life Plus and our IL COLI(1) Policies

November 27, 1991; May 1, 1993-95, 97-98; and
September 15, 1995..........................................      Special Offer Policies(2)

August 18, 1992; May 1, 1993-98; and January 1, 1997........      Survivorship 2000 Policies

November 27, 1991 and May 1, 1993-94........................      Incentive Life 2000 and our Champion 2000 Policies

August 29, 1989; February 27, 1991; May 1, 1990, 93-94......      Incentive Life Policies


In addition,

          o If the date of your prospectus was prior to May 1, 1997, you also have subsequently received other prospectus updating supplements dated May 1, 1997 and 1998, and you may also have received supplements dated May 1, 1996, January 1, 1997 and February 28, 1998.

          o If the date of your prospectus was May 1, 1997 you have received an updating supplement dated May 1, 1998.

In either case, these supplements are still relevant and you should retain them with your prospectus.


68859


--------------------------------
(1) If you have our "IL COLI" policy, this supplement relates to an Incentive Life Plus prospectus for one of the indicated dates (but not earlier than September 15, 1995) that you received, together with our IL COLI supplement dated the same date as that prospectus.

(2) If you have our Special Offer Policy, this supplement relates to an Inventive Life 2000 or Incentive Life Plus prospectus for one of the indicated dates that you received, together with a related Special Offer Policy supplement. If the prospectus you received was dated May 1, 1994 or earlier, it was our Incentive Life 2000 prospectus with a Special Offer Policy supplement dated November 27, 1991, January 29, 1993, or May 1, 1993-95. If the prospectus you received was dated after May 1, 1994, it was our Incentive Life Plus prospectus with a Special Offer Policy supplement dated May 1, 1995-96 or September 15, 1995.

                                     PART II

                   REPRESENTATION REGARDING REASONABLENESS OF
                        AGGREGATE POLICY FEES AND CHARGES


Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Policies, Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.



                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.


The Supplement dated May 1, 1999 consisting of 122 pages.




Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

The signatures.

Written Consents of the following persons:

         Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable (See Exhibit 2(a)(iii)).

         Independent Public Accountants (See exhibit 6)

The following exhibits: Exhibit required by Article IX, paragraph A of Form N-8B-2:

        1-A(1)(a)(i)      Certified resolutions re Authority to Market Variable Life Insurance and Establish
                          Separate Accounts, previously filed with this Registration Statement File No. 333-
                          17671 on December 11, 1996.

        1-A(2)            Inapplicable.



        1-A(3)(a)         See Exhibit 1-A(8).

        1-A(3)(b)         Broker-Dealer and General Agent Sales Agreement, previously filed with this
                          Registration Statement File No. 333-17671 on December 11, 1996.

        1-A(3)(c)         See Exhibit 1-A(8)(i).


        1-A(4)            Inapplicable.

        1-A(5)(a)         Modified Premium Variable Whole Life Insurance Policy (90-400), previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

        1-A(5)(b)         Name Change Endorsement (S.97-1), previously filed with this Registration Statement
                          File No. 333-17671 on December 11, 1996.

+       1-A(5)(c)         Accidental Death Benefit Rider (R90-209), previously filed with this Registration
                          Statement File No. 333-17671 on December 11, 1996.

+       1-A(5)(d)         Term Insurance Rider on Additional Insured (R90-210), previously filed with this
                          Registration Statement File No. 333-17671 on December 11, 1996.

+       1-A(5)(e)         Children's Term Insurance Rider (R90-211), previously filed with this Registration
                          Statement File No. 333-17671 on December 11, 1996.

+       1-A(5)(f)         Disability Premium Waiver Rider (R90-213), previously filed with this Registration
                          Statement File No. 333-17671 on December 11, 1996.

+       1-A(5)(g)         Substitution of Insured Rider (R90-214), previously filed with this Registration
                          Statement File No. 333-17671 on December 11, 1996.

+       1-A(5)(h)         Term Insurance Rider on Insured (R90-215), previously filed with this Registration
                          Statement File No. 333-17671 on December 11, 1996.

        1-A(5)(i)         Limitation on Amount of Insurance Rider (R90-211NY), previously filed with this
                          Registration Statement File No. 333-17671 on December 11, 1996.

        1-A(5)(j)         Accelerated Death Benefit Rider, previously filed with this Registration Statement File
                          No. 333-17671 on December 11, 1996.

        1-A(5)(k)         Free Look Rider, previously filed with this Registration Statement File No. 333-
                          17671 on December 11, 1996.

        1-A(6)(a)         Declaration and Charter of Equitable, as amended January 1, 1997, previously filed with this Registration
                          Statement File No. 333-17671 on April 30, 1997.

        1-A(6)(b)         By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement
                          File No. 333-17671 on April 30, 1997.

        1-A(7)            Inapplicable.

        1-A(8)            Distribution and Servicing Agreement among EQ Financial Consultants, Inc.
                          (formerly known as Equico Securities Inc.), Equitable and Equitable Variable
                          dated as of May 1, 1994, previously filed with this Registration Statement File
                          No. 333-17671 on December 11, 1996.


---------------------------
+State variations not included.


         1-A(8)(i)         Schedule of Commissions, previously filed with this Registration Statement File
                           No. 333-17671 on December 11, 1996.

         1-A(9)(a)         Agreement and Plan of Merger of Equitable Variable with and into Equitable dated
                           September 19, 1996, previously filed with this Registration Statement File No. 333-
                           17671 on December 11, 1996.

         1-A(9)(b)         Form of Participation Agreement among EQ Advisors Trust, Equitable,
                           Equitable Distributors, Inc. and EQ Financial Consultants, Inc.,
                           incorporated by reference to the Registration Statement of EQ Advisors
                           Trust on Form N-1A (File Nos. 333-17217 and 811-07953).

         1-A(10)(a)        Application EV4-200X, previously filed with this Registration Statement File No.
                           333-17671 on December 11, 1996.

Other Exhibits:

         2(a)(i)           Opinion and Consent of Mary P. Breen, Vice President and
                           Associate General Counsel of Equitable, previously filed with this
                           Registration Statement File No. 333-17671 on December 11, 1996.

         2(a)(ii)          Opinion and Consent of Mary P. Breen, Vice President and Associate General
                           Counsel of Equitable, previously filed with this Registration Statement File No. 333-17671 on
                           April 30, 1997.

         2(a)(iii)         Opinion and Consent of William Schor, Vice President and Associate General Counsel
                           of Equitable.

         2(b)(i)           Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable,
                           previously filed with this Registration Statement File No. 333-17671 on December 11,
                           1996.

         2(b)(ii)          Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable,
                           previously filed with this Registration Statement File No. 333-17671 on December 11,
                           1996.

         2(b)(iii)         Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable relating to
                           Exhibits 2(b)(i) and 2(b)(ii), previously filed with this Registration Statement
                           File No. 333-17671 on December 11, 1996.

         3                 Inapplicable.

         4                 Inapplicable.

         6                 Consent of Independent Public Accountants.

         7                 Powers of Attorney.

         8                 Description of Equitable's Issuance, Transfer and Redemption Procedures for Modified Premium
                           Variable Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of
                           1940, previously filed with this Registration Statement File No. 333- 17671 on December 11, 1996.


                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the Registration Statement pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 27th day of April, 1999.

                                     SEPARATE ACCOUNT FP OF THE EQUITABLE
                                     LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                     (REGISTRANT)

[SEAL]                               By:   THE EQUITABLE LIFE
                                           ASSURANCE SOCIETY OF
                                           THE UNITED STATES,
                                           (DEPOSITOR)



                                     By:   /s/ Mark A. Hug
                                           ------------------------------
                                              (Mark A. Hug)
                                               Senior Vice President



Attest:  /s/ Linda Galasso
        ------------------------
            (Linda Galasso)
             Assistant Secretary
             April 27, 1999

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 27th day of April, 1999.

                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES
                                            DEPOSITOR

                                            By:  /s/ Mark A. Hug
                                                --------------------------------
                                                    (Mark A. Hug)
                                                     Senior Vice President

      Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Edward D. Miller                   Chairman of the Board and
                                    Chief Executive Officer

*Michael Hegarty                    President and Chief Operating Officer

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                   Vice Chairman of the Board
                                    and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

/s/ Alvin H. Fenichel
--------------------------
    Alvin H. Fenichel               Senior Vice President and Controller
    April 27, 1999


*DIRECTORS:


Francoise Colloc'h      Donald J. Greene               George T. Lowy
Henri de Castries       John T. Hartley                Edward D. Miller
Joseph L. Dionne        John H.F. Haskell, Jr.         Didier Pineau-Valencienne
Denis Duverne           Michael Hegarty                George J. Sella, Jr.
Jean-Rene Fourtou       Mary R. (Nina) Henderson       Peter J. Tobin
Norman C. Francis       W. Edwin Jarmain               Stanley B. Tulin
                                                       Dave H. Williams



*By:  /s/ Mark A. Hug
     -----------------------
         (Mark A. Hug)
          Attorney-in-Fact
          April 27, 1999

                                  EXHIBIT INDEX


Exhibit No.                                                                            TAG VALUE
-----------                                                                            ---------
2(a)(iii)         Opinion and Consent of William Schor, Vice President and
                  Associate General Counsel of Equitable.                             EX-99.2aiii

6                 Consent of Independent Public Accountants.                          EX-99.6

7                 Powers-of-Attorney.                                                 EX-99.7
